UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Balanced Fund

Class A EVIFX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.96%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

• The Fund invests in a blend of Stock Portfolio — the Fund’s equity allocation — and Core Bond Portfolio — the Fund’s fixed-income allocation

↓ Both the Stock Portfolio and Core Bond Portfolio underperformed the Index and detracted from Index-relative returns — but both outperformed the Secondary Index

↓ An out-of-index position in Shift4 Payments, Inc. hurt on missed earnings, Global Blue integration issues, valuation pressure and payment-sector headwinds

↓ Among sectors, stock selection in industrials, financials, communication services, and real estate detracted the most from relative returns

↓ The Fund’s modestly short duration position detracted as interest rates declined over the period

↑ An out-of-index position in Mr. Cooper Group, Inc., helped returns as stock soared due to its acquisition by Rocket Companies

↑ Among sectors, stock selection in consumer staples, health care, consumer discretionary and an overweight to communication services helped returns

↑ The Fund’s positioning within securitized credit drove performance. Overweight to commercial mortgage backed securities, asset backed securities, and non-agency residential mortgage backed securities contributed as spreads tightened and security selection strengthened returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,267	$9,504	$9,757	$10,138
2/16	$9,209	$9,491	$9,777	$10,210
3/16	$9,610	$10,135	$10,211	$10,303
4/16	$9,610	$10,174	$10,250	$10,343
5/16	$9,692	$10,357	$10,362	$10,345
6/16	$9,785	$10,384	$10,452	$10,531
7/16	$9,983	$10,766	$10,710	$10,598
8/16	$9,948	$10,782	$10,714	$10,586
9/16	$9,924	$10,784	$10,713	$10,580
10/16	$9,783	$10,587	$10,563	$10,499
11/16	$9,795	$10,979	$10,698	$10,250
12/16	$9,911	$11,196	$10,831	$10,265
1/17	$9,994	$11,408	$10,962	$10,285
2/17	$10,241	$11,861	$11,253	$10,354
3/17	$10,236	$11,875	$11,258	$10,349
4/17	$10,330	$11,997	$11,363	$10,428
5/17	$10,472	$12,166	$11,494	$10,509
6/17	$10,552	$12,242	$11,532	$10,498
7/17	$10,679	$12,494	$11,694	$10,543
8/17	$10,726	$12,532	$11,758	$10,638
9/17	$10,803	$12,790	$11,881	$10,587
10/17	$10,959	$13,089	$12,050	$10,593
11/17	$11,115	$13,490	$12,265	$10,580
12/17	$11,252	$13,640	$12,370	$10,628
1/18	$11,548	$14,421	$12,738	$10,506
2/18	$11,252	$13,890	$12,408	$10,406
3/18	$11,117	$13,537	$12,250	$10,473
4/18	$11,166	$13,589	$12,242	$10,395
5/18	$11,340	$13,916	$12,454	$10,469
6/18	$11,358	$14,002	$12,494	$10,456
7/18	$11,644	$14,523	$12,774	$10,459
8/18	$11,849	$14,996	$13,056	$10,526
9/18	$11,859	$15,081	$13,067	$10,458
10/18	$11,345	$14,050	$12,490	$10,376
11/18	$11,483	$14,337	$12,673	$10,438
12/18	$10,866	$13,042	$12,079	$10,630
1/19	$11,457	$14,087	$12,711	$10,742
2/19	$11,693	$14,540	$12,953	$10,736
3/19	$11,973	$14,822	$13,204	$10,942
4/19	$12,302	$15,422	$13,526	$10,945
5/19	$12,078	$14,442	$13,106	$11,139
6/19	$12,557	$15,460	$13,726	$11,279
7/19	$12,742	$15,682	$13,857	$11,304
8/19	$12,814	$15,434	$13,869	$11,597
9/19	$12,819	$15,723	$13,995	$11,535
10/19	$12,952	$16,063	$14,194	$11,570
11/19	$13,205	$16,646	$14,500	$11,564
12/19	$13,435	$17,149	$14,758	$11,556
1/20	$13,571	$17,142	$14,869	$11,778
2/20	$12,971	$15,731	$14,241	$11,990
3/20	$11,721	$13,788	$13,152	$11,920
4/20	$12,762	$15,555	$14,257	$12,132
5/20	$13,200	$16,296	$14,691	$12,188
6/20	$13,451	$16,620	$14,904	$12,265
7/20	$14,083	$17,558	$15,497	$12,448
8/20	$14,669	$18,820	$16,115	$12,348
9/20	$14,292	$18,105	$15,744	$12,341
10/20	$14,056	$17,623	$15,465	$12,286
11/20	$14,932	$19,552	$16,541	$12,406
12/20	$15,343	$20,304	$16,932	$12,424
1/21	$15,160	$20,099	$16,781	$12,334
2/21	$15,413	$20,653	$16,962	$12,156
3/21	$15,619	$21,558	$17,323	$12,005
4/21	$16,323	$22,708	$17,932	$12,099
5/21	$16,323	$22,867	$18,031	$12,139
6/21	$16,626	$23,401	$18,334	$12,224
7/21	$16,894	$23,956	$18,677	$12,361
8/21	$17,147	$24,685	$19,004	$12,337
9/21	$16,526	$23,537	$18,408	$12,231
10/21	$17,176	$25,186	$19,179	$12,227
11/21	$17,034	$25,011	$19,122	$12,263
12/21	$17,492	$26,132	$19,617	$12,232
1/22	$16,595	$24,780	$18,839	$11,968
2/22	$16,397	$24,038	$18,416	$11,835
3/22	$16,574	$24,931	$18,622	$11,506
4/22	$15,537	$22,757	$17,365	$11,069
5/22	$15,461	$22,798	$17,429	$11,141
6/22	$14,743	$20,916	$16,456	$10,966
7/22	$15,569	$22,845	$17,528	$11,234
8/22	$15,080	$21,913	$16,901	$10,917
9/22	$14,134	$19,895	$15,675	$10,445
10/22	$14,595	$21,506	$16,355	$10,310
11/22	$15,270	$22,708	$17,144	$10,689
12/22	$14,767	$21,399	$16,520	$10,641
1/23	$15,362	$22,744	$17,346	$10,968
2/23	$14,928	$22,189	$16,913	$10,684
3/23	$15,442	$23,004	$17,457	$10,956
4/23	$15,571	$23,363	$17,663	$11,022
5/23	$15,507	$23,464	$17,632	$10,902
6/23	$16,035	$25,015	$18,306	$10,863
7/23	$16,326	$25,818	$18,654	$10,856
8/23	$16,261	$25,407	$18,428	$10,786
9/23	$15,592	$24,196	$17,714	$10,512
10/23	$15,316	$23,687	$17,378	$10,346
11/23	$16,486	$25,850	$18,645	$10,815
12/23	$17,137	$27,025	$19,439	$11,229
1/24	$17,531	$27,479	$19,614	$11,198
2/24	$18,138	$28,946	$20,131	$11,040
3/24	$18,480	$29,878	$20,594	$11,142
4/24	$17,821	$28,657	$19,882	$10,860
5/24	$18,645	$30,078	$20,608	$11,044
6/24	$19,298	$31,157	$21,130	$11,149
7/24	$19,496	$31,537	$21,481	$11,409
8/24	$20,041	$32,302	$21,917	$11,573
9/24	$20,362	$32,992	$22,316	$11,728
10/24	$20,130	$32,692	$21,973	$11,437
11/24	$20,826	$34,611	$22,840	$11,558
12/24	$20,473	$33,786	$22,364	$11,369
1/25	$20,907	$34,727	$22,785	$11,430
2/25	$20,820	$34,274	$22,807	$11,681
3/25	$20,001	$32,343	$22,039	$11,685
4/25	$20,035	$32,124	$21,984	$11,731
5/25	$20,802	$34,146	$22,751	$11,647
6/25	$21,623	$35,882	$23,586	$11,826
7/25	$21,886	$36,687	$23,878	$11,795
8/25	$22,078	$37,431	$24,283	$11,936
9/25	$22,370	$38,797	$24,921	$12,067
10/25	$22,633	$39,706	$25,333	$12,142
11/25	$22,861	$39,803	$25,433	$12,217
12/25	$22,736	$39,827	$25,428	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	11.01%	8.17%	9.13%
Class A with 5.25% Maximum Sales Charge	5.21%	7.00%	8.55%
S&P 500® Index	17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Blended IndexFootnote Reference1	13.70%	8.47%	9.77%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark comprised of a blend of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,082,378,107
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	429
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$5,443,712

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Common Stocks 61.9%
U.S. Government Agency Mortgage-Backed Securities 9.5%
Corporate Bonds 7.8%
U.S. Treasury Obligations 7.3%
Asset-Backed Securities 5.0%
Short-Term Investments 3.3%
Commercial Mortgage-Backed Securities 2.5%
Collateralized Mortgage Obligations 1.4%
Other† 1.3%

Value	Value
OtherFootnote Reference†	1.3%
Collateralized Mortgage Obligations	1.4%
Commercial Mortgage-Backed Securities	2.5%
Short-Term Investments	3.3%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	7.3%
Corporate Bonds	7.8%
U.S. Government Agency Mortgage-Backed Securities	9.5%
Common Stocks	61.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.8%
Microsoft Corp.	4.9%
Apple, Inc.	4.3%
Alphabet, Inc., Class C	4.2%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.7%
Amazon.com, Inc.	3.2%
Broadcom, Inc.	2.6%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EVIFX-TSR-AR

Eaton Vance Balanced Fund

Class C ECIFX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.71%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

• The Fund invests in a blend of Stock Portfolio — the Fund’s equity allocation — and Core Bond Portfolio — the Fund’s fixed-income allocation

↓ Both the Stock Portfolio and Core Bond Portfolio underperformed the Index and detracted from Index-relative returns — but both outperformed the Secondary Index

↓ An out-of-index position in Shift4 Payments, Inc. hurt on missed earnings, Global Blue integration issues, valuation pressure and payment-sector headwinds

↓ Among sectors, stock selection in industrials, financials, communication services, and real estate detracted the most from relative returns

↓ The Fund’s modestly short duration position detracted as interest rates declined over the period

↑ An out-of-index position in Mr. Cooper Group, Inc., helped returns as stock soared due to its acquisition by Rocket Companies

↑ Among sectors, stock selection in consumer staples, health care, consumer discretionary and an overweight to communication services helped returns

↑ The Fund’s positioning within securitized credit drove performance. Overweight to commercial mortgage backed securities, asset backed securities, and non-agency residential mortgage backed securities contributed as spreads tightened and security selection strengthened returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,781	$9,504	$9,757	$10,138
2/16	$9,720	$9,491	$9,777	$10,210
3/16	$10,139	$10,135	$10,211	$10,303
4/16	$10,127	$10,174	$10,250	$10,343
5/16	$10,200	$10,357	$10,362	$10,345
6/16	$10,294	$10,384	$10,452	$10,531
7/16	$10,501	$10,766	$10,710	$10,598
8/16	$10,452	$10,782	$10,714	$10,586
9/16	$10,433	$10,784	$10,713	$10,580
10/16	$10,274	$10,587	$10,563	$10,499
11/16	$10,274	$10,979	$10,698	$10,250
12/16	$10,388	$11,196	$10,831	$10,265
1/17	$10,474	$11,408	$10,962	$10,285
2/17	$10,733	$11,861	$11,253	$10,354
3/17	$10,708	$11,875	$11,258	$10,349
4/17	$10,807	$11,997	$11,363	$10,428
5/17	$10,955	$12,166	$11,494	$10,509
6/17	$11,029	$12,242	$11,532	$10,498
7/17	$11,149	$12,494	$11,694	$10,543
8/17	$11,186	$12,532	$11,758	$10,638
9/17	$11,269	$12,790	$11,881	$10,587
10/17	$11,418	$13,089	$12,050	$10,593
11/17	$11,568	$13,490	$12,265	$10,580
12/17	$11,700	$13,640	$12,370	$10,628
1/18	$12,007	$14,421	$12,738	$10,506
2/18	$11,700	$13,890	$12,408	$10,406
3/18	$11,552	$13,537	$12,250	$10,473
4/18	$11,591	$13,589	$12,242	$10,395
5/18	$11,770	$13,916	$12,454	$10,469
6/18	$11,779	$14,002	$12,494	$10,456
7/18	$12,061	$14,523	$12,774	$10,459
8/18	$12,273	$14,996	$13,056	$10,526
9/18	$12,273	$15,081	$13,067	$10,458
10/18	$11,743	$14,050	$12,490	$10,376
11/18	$11,860	$14,337	$12,673	$10,438
12/18	$11,228	$13,042	$12,079	$10,630
1/19	$11,822	$14,087	$12,711	$10,742
2/19	$12,065	$14,540	$12,953	$10,736
3/19	$12,343	$14,822	$13,204	$10,942
4/19	$12,681	$15,422	$13,526	$10,945
5/19	$12,437	$14,442	$13,106	$11,139
6/19	$12,918	$15,460	$13,726	$11,279
7/19	$13,094	$15,682	$13,857	$11,304
8/19	$13,168	$15,434	$13,869	$11,597
9/19	$13,161	$15,723	$13,995	$11,535
10/19	$13,284	$16,063	$14,194	$11,570
11/19	$13,543	$16,646	$14,500	$11,564
12/19	$13,778	$17,149	$14,758	$11,556
1/20	$13,904	$17,142	$14,869	$11,778
2/20	$13,277	$15,731	$14,241	$11,990
3/20	$11,994	$13,788	$13,152	$11,920
4/20	$13,040	$15,555	$14,257	$12,132
5/20	$13,487	$16,296	$14,691	$12,188
6/20	$13,746	$16,620	$14,904	$12,265
7/20	$14,375	$17,558	$15,497	$12,448
8/20	$14,957	$18,820	$16,115	$12,348
9/20	$14,575	$18,105	$15,744	$12,341
10/20	$14,321	$17,623	$15,465	$12,286
11/20	$15,211	$19,552	$16,541	$12,406
12/20	$15,599	$20,304	$16,932	$12,424
1/21	$15,414	$20,099	$16,781	$12,334
2/21	$15,656	$20,653	$16,962	$12,156
3/21	$15,863	$21,558	$17,323	$12,005
4/21	$16,561	$22,708	$17,932	$12,099
5/21	$16,561	$22,867	$18,031	$12,139
6/21	$16,849	$23,401	$18,334	$12,224
7/21	$17,119	$23,956	$18,677	$12,361
8/21	$17,361	$24,685	$19,004	$12,337
9/21	$16,721	$23,537	$18,408	$12,231
10/21	$17,376	$25,186	$19,179	$12,227
11/21	$17,219	$25,011	$19,122	$12,263
12/21	$17,660	$26,132	$19,617	$12,232
1/22	$16,743	$24,780	$18,839	$11,968
2/22	$16,544	$24,038	$18,416	$11,835
3/22	$16,704	$24,931	$18,622	$11,506
4/22	$15,649	$22,757	$17,365	$11,069
5/22	$15,572	$22,798	$17,429	$11,141
6/22	$14,837	$20,916	$16,456	$10,966
7/22	$15,649	$22,845	$17,528	$11,234
8/22	$15,144	$21,913	$16,901	$10,917
9/22	$14,201	$19,895	$15,675	$10,445
10/22	$14,646	$21,506	$16,355	$10,310
11/22	$15,305	$22,708	$17,144	$10,689
12/22	$14,805	$21,399	$16,520	$10,641
1/23	$15,382	$22,744	$17,346	$10,968
2/23	$14,950	$22,189	$16,913	$10,684
3/23	$15,448	$23,004	$17,457	$10,956
4/23	$15,576	$23,363	$17,663	$11,022
5/23	$15,480	$23,464	$17,632	$10,902
6/23	$16,006	$25,015	$18,306	$10,863
7/23	$16,295	$25,818	$18,654	$10,856
8/23	$16,231	$25,407	$18,428	$10,786
9/23	$15,551	$24,196	$17,714	$10,512
10/23	$15,261	$23,687	$17,378	$10,346
11/23	$16,405	$25,850	$18,645	$10,815
12/23	$17,049	$27,025	$19,439	$11,229
1/24	$17,422	$27,479	$19,614	$11,198
2/24	$18,023	$28,946	$20,131	$11,040
3/24	$18,359	$29,878	$20,594	$11,142
4/24	$17,692	$28,657	$19,882	$10,860
5/24	$18,505	$30,078	$20,608	$11,044
6/24	$19,129	$31,157	$21,130	$11,149
7/24	$19,308	$31,537	$21,481	$11,409
8/24	$19,845	$32,302	$21,917	$11,573
9/24	$20,138	$32,992	$22,316	$11,728
10/24	$19,894	$32,692	$21,973	$11,437
11/24	$20,579	$34,611	$22,840	$11,558
12/24	$20,226	$33,786	$22,364	$11,369
1/25	$20,618	$34,727	$22,785	$11,430
2/25	$20,532	$34,274	$22,807	$11,681
3/25	$19,723	$32,343	$22,039	$11,685
4/25	$19,723	$32,124	$21,984	$11,731
5/25	$20,473	$34,146	$22,751	$11,647
6/25	$21,272	$35,882	$23,586	$11,826
7/25	$21,511	$36,687	$23,878	$11,795
8/25	$21,699	$37,431	$24,283	$11,936
9/25	$21,961	$38,797	$24,921	$12,067
10/25	$22,201	$39,706	$25,333	$12,142
11/25	$22,423	$39,803	$25,433	$12,217
12/25	$22,284	$39,827	$25,428	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	10.18%	7.39%	8.34%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	9.18%	7.39%	8.34%
S&P 500® Index	17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Blended IndexFootnote Reference1	13.70%	8.47%	9.77%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark comprised of a blend of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,082,378,107
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	429
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$5,443,712

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Collateralized Mortgage Obligations	1.4%
Commercial Mortgage-Backed Securities	2.5%
Short-Term Investments	3.3%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	7.3%
Corporate Bonds	7.8%
U.S. Government Agency Mortgage-Backed Securities	9.5%
Common Stocks	61.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.8%
Microsoft Corp.	4.9%
Apple, Inc.	4.3%
Alphabet, Inc., Class C	4.2%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.7%
Amazon.com, Inc.	3.2%
Broadcom, Inc.	2.6%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

ECIFX-TSR-AR

Eaton Vance Balanced Fund

Class I EIIFX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.71%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

• The Fund invests in a blend of Stock Portfolio — the Fund’s equity allocation — and Core Bond Portfolio — the Fund’s fixed-income allocation

↓ Both the Stock Portfolio and Core Bond Portfolio underperformed the Index and detracted from Index-relative returns — but both outperformed the Secondary Index

↓ An out-of-index position in Shift4 Payments, Inc. hurt on missed earnings, Global Blue integration issues, valuation pressure and payment-sector headwinds

↓ Among sectors, stock selection in industrials, financials, communication services, and real estate detracted the most from relative returns

↓ The Fund’s modestly short duration position detracted as interest rates declined over the period

↑ An out-of-index position in Mr. Cooper Group, Inc., helped returns as stock soared due to its acquisition by Rocket Companies

↑ Among sectors, stock selection in consumer staples, health care, consumer discretionary and an overweight to communication services helped returns

↑ The Fund’s positioning within securitized credit drove performance. Overweight to commercial mortgage backed securities, asset backed securities, and non-agency residential mortgage backed securities contributed as spreads tightened and security selection strengthened returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
12/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
1/16	$978,022	$950,376	$975,730	$1,013,761
2/16	$973,138	$949,094	$977,709	$1,020,953
3/16	$1,014,817	$1,013,478	$1,021,093	$1,030,320
4/16	$1,014,817	$1,017,407	$1,025,035	$1,034,275
5/16	$1,024,634	$1,035,678	$1,036,185	$1,034,540
6/16	$1,033,874	$1,038,362	$1,045,243	$1,053,128
7/16	$1,056,055	$1,076,645	$1,071,009	$1,059,787
8/16	$1,052,358	$1,078,156	$1,071,421	$1,058,575
9/16	$1,050,436	$1,078,360	$1,071,291	$1,057,954
10/16	$1,034,352	$1,058,690	$1,056,289	$1,049,862
11/16	$1,035,589	$1,097,898	$1,069,766	$1,025,029
12/16	$1,048,572	$1,119,599	$1,083,057	$1,026,475
1/17	$1,058,547	$1,140,834	$1,096,232	$1,028,489
2/17	$1,084,730	$1,186,132	$1,125,295	$1,035,401
3/17	$1,083,550	$1,187,516	$1,125,847	$1,034,858
4/17	$1,093,571	$1,199,711	$1,136,260	$1,042,844
5/17	$1,109,856	$1,216,594	$1,149,352	$1,050,871
6/17	$1,117,666	$1,224,188	$1,153,194	$1,049,814
7/17	$1,132,369	$1,249,360	$1,169,406	$1,054,331
8/17	$1,136,160	$1,253,185	$1,175,750	$1,063,788
9/17	$1,145,060	$1,279,036	$1,188,062	$1,058,722
10/17	$1,162,833	$1,308,883	$1,204,972	$1,059,335
11/17	$1,179,336	$1,349,026	$1,226,527	$1,057,975
12/17	$1,193,350	$1,364,025	$1,236,961	$1,062,831
1/18	$1,226,099	$1,442,121	$1,273,755	$1,050,590
2/18	$1,194,660	$1,388,969	$1,240,757	$1,040,631
3/18	$1,181,021	$1,353,670	$1,225,021	$1,047,305
4/18	$1,184,967	$1,358,865	$1,224,197	$1,039,516
5/18	$1,204,694	$1,391,589	$1,245,380	$1,046,934
6/18	$1,207,347	$1,400,154	$1,249,367	$1,045,647
7/18	$1,236,408	$1,452,259	$1,277,382	$1,045,895
8/18	$1,259,538	$1,499,581	$1,305,644	$1,052,625
9/18	$1,260,007	$1,508,116	$1,306,739	$1,045,847
10/18	$1,206,729	$1,405,036	$1,249,019	$1,037,582
11/18	$1,220,049	$1,433,669	$1,267,274	$1,043,776
12/18	$1,155,314	$1,304,222	$1,207,932	$1,062,952
1/19	$1,218,103	$1,408,736	$1,271,143	$1,074,240
2/19	$1,244,614	$1,453,969	$1,295,336	$1,073,617
3/19	$1,275,124	$1,482,222	$1,320,388	$1,094,233
4/19	$1,310,155	$1,542,236	$1,352,600	$1,094,513
5/19	$1,284,933	$1,444,230	$1,310,632	$1,113,942
6/19	$1,336,698	$1,546,014	$1,372,636	$1,127,931
7/19	$1,356,396	$1,568,233	$1,385,681	$1,130,412
8/19	$1,365,533	$1,543,392	$1,386,873	$1,159,703
9/19	$1,365,451	$1,572,270	$1,399,488	$1,153,527
10/19	$1,379,645	$1,606,325	$1,419,361	$1,157,001
11/19	$1,406,613	$1,664,632	$1,449,985	$1,156,412
12/19	$1,433,454	$1,714,874	$1,475,839	$1,155,606
1/20	$1,447,992	$1,714,202	$1,486,852	$1,177,845
2/20	$1,384,024	$1,573,090	$1,424,119	$1,199,045
3/20	$1,250,134	$1,378,793	$1,315,229	$1,191,988
4/20	$1,361,127	$1,555,546	$1,425,743	$1,213,177
5/20	$1,407,861	$1,629,634	$1,469,141	$1,218,826
6/20	$1,436,866	$1,662,043	$1,490,373	$1,226,503
7/20	$1,504,311	$1,755,757	$1,549,699	$1,244,824
8/20	$1,565,440	$1,881,962	$1,611,531	$1,234,776
9/20	$1,527,619	$1,810,454	$1,574,438	$1,234,099
10/20	$1,502,357	$1,762,307	$1,546,504	$1,228,588
11/20	$1,595,976	$1,955,216	$1,654,146	$1,240,643
12/20	$1,639,300	$2,030,390	$1,693,217	$1,242,353
1/21	$1,619,803	$2,009,892	$1,678,104	$1,233,446
2/21	$1,648,299	$2,065,314	$1,696,175	$1,215,634
3/21	$1,671,337	$2,155,766	$1,732,275	$1,200,455
4/21	$1,745,050	$2,270,817	$1,793,218	$1,209,938
5/21	$1,746,555	$2,286,677	$1,803,076	$1,213,891
6/21	$1,780,026	$2,340,059	$1,833,399	$1,222,420
7/21	$1,808,687	$2,395,647	$1,867,730	$1,236,088
8/21	$1,835,840	$2,468,488	$1,900,381	$1,233,735
9/21	$1,768,941	$2,353,679	$1,840,768	$1,223,053
10/21	$1,840,001	$2,518,582	$1,917,946	$1,222,716
11/21	$1,824,882	$2,501,131	$1,912,242	$1,226,333
12/21	$1,873,368	$2,613,222	$1,961,704	$1,223,195
1/22	$1,778,885	$2,477,996	$1,883,892	$1,196,843
2/22	$1,757,708	$2,403,801	$1,841,641	$1,183,490
3/22	$1,777,861	$2,493,053	$1,862,203	$1,150,611
4/22	$1,665,111	$2,275,654	$1,736,503	$1,106,947
5/22	$1,658,575	$2,279,829	$1,742,893	$1,114,085
6/22	$1,582,689	$2,091,643	$1,645,637	$1,096,607
7/22	$1,669,614	$2,284,502	$1,752,763	$1,123,402
8/22	$1,618,771	$2,191,336	$1,690,063	$1,091,658
9/22	$1,518,369	$1,989,517	$1,567,463	$1,044,492
10/22	$1,567,773	$2,150,591	$1,635,485	$1,030,963
11/22	$1,640,233	$2,270,775	$1,714,382	$1,068,878
12/22	$1,587,329	$2,139,945	$1,652,024	$1,064,056
1/23	$1,651,167	$2,274,406	$1,734,635	$1,096,791
2/23	$1,604,582	$2,218,913	$1,691,302	$1,068,433
3/23	$1,660,815	$2,300,379	$1,745,744	$1,095,574
4/23	$1,674,684	$2,336,284	$1,766,325	$1,102,214
5/23	$1,666,016	$2,346,439	$1,763,238	$1,090,212
6/23	$1,725,523	$2,501,481	$1,830,627	$1,086,324
7/23	$1,756,864	$2,581,841	$1,865,402	$1,085,566
8/23	$1,749,899	$2,540,734	$1,842,816	$1,078,632
9/23	$1,679,012	$2,419,597	$1,771,367	$1,051,223
10/23	$1,649,280	$2,368,721	$1,737,838	$1,034,633
11/23	$1,775,205	$2,585,046	$1,864,543	$1,081,488
12/23	$1,846,365	$2,702,486	$1,943,917	$1,122,886
1/24	$1,887,003	$2,747,899	$1,961,381	$1,119,802
2/24	$1,954,144	$2,894,625	$2,013,134	$1,103,982
3/24	$1,992,139	$2,987,758	$2,059,433	$1,114,176
4/24	$1,921,181	$2,865,725	$1,988,156	$1,086,033
5/24	$2,011,652	$3,007,821	$2,060,787	$1,104,445
6/24	$2,081,413	$3,115,748	$2,112,958	$1,114,901
7/24	$2,102,779	$3,153,674	$2,148,131	$1,140,942
8/24	$2,163,316	$3,230,171	$2,191,742	$1,157,337
9/24	$2,197,444	$3,299,158	$2,231,566	$1,172,833
10/24	$2,172,412	$3,269,240	$2,197,288	$1,143,748
11/24	$2,249,296	$3,461,148	$2,283,971	$1,155,841
12/24	$2,210,826	$3,378,640	$2,236,352	$1,136,925
1/25	$2,257,666	$3,472,727	$2,278,463	$1,142,956
2/25	$2,250,172	$3,427,414	$2,280,678	$1,168,103
3/25	$2,161,300	$3,234,299	$2,203,919	$1,168,543
4/25	$2,165,062	$3,212,367	$2,198,417	$1,173,135
5/25	$2,249,708	$3,414,569	$2,275,148	$1,164,736
6/25	$2,337,903	$3,588,209	$2,358,560	$1,182,645
7/25	$2,366,229	$3,668,739	$2,387,831	$1,179,526
8/25	$2,388,891	$3,743,110	$2,428,298	$1,193,633
9/25	$2,420,046	$3,879,734	$2,492,074	$1,206,654
10/25	$2,448,472	$3,970,572	$2,533,310	$1,214,193
11/25	$2,473,109	$3,980,304	$2,543,333	$1,221,738
12/25	$2,460,099	$3,982,741	$2,542,762	$1,219,931

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	11.28%	8.45%	9.41%
S&P 500® Index	17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Blended IndexFootnote Reference1	13.70%	8.47%	9.77%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark comprised of a blend of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,082,378,107
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	429
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$5,443,712

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Collateralized Mortgage Obligations	1.4%
Commercial Mortgage-Backed Securities	2.5%
Short-Term Investments	3.3%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	7.3%
Corporate Bonds	7.8%
U.S. Government Agency Mortgage-Backed Securities	9.5%
Common Stocks	61.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.8%
Microsoft Corp.	4.9%
Apple, Inc.	4.3%
Alphabet, Inc., Class C	4.2%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.7%
Amazon.com, Inc.	3.2%
Broadcom, Inc.	2.6%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EIIFX-TSR-AR

Eaton Vance Balanced Fund

Class R ERIFX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$127	1.21%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

• The Fund invests in a blend of Stock Portfolio — the Fund’s equity allocation — and Core Bond Portfolio — the Fund’s fixed-income allocation

↓ Both the Stock Portfolio and Core Bond Portfolio underperformed the Index and detracted from Index-relative returns — but both outperformed the Secondary Index

↓ An out-of-index position in Shift4 Payments, Inc. hurt on missed earnings, Global Blue integration issues, valuation pressure and payment-sector headwinds

↓ Among sectors, stock selection in industrials, financials, communication services, and real estate detracted the most from relative returns

↓ The Fund’s modestly short duration position detracted as interest rates declined over the period

↑ An out-of-index position in Mr. Cooper Group, Inc., helped returns as stock soared due to its acquisition by Rocket Companies

↑ Among sectors, stock selection in consumer staples, health care, consumer discretionary and an overweight to communication services helped returns

↑ The Fund’s positioning within securitized credit drove performance. Overweight to commercial mortgage backed securities, asset backed securities, and non-agency residential mortgage backed securities contributed as spreads tightened and security selection strengthened returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,780	$9,504	$9,757	$10,138
2/16	$9,719	$9,491	$9,777	$10,210
3/16	$10,143	$10,135	$10,211	$10,303
4/16	$10,143	$10,174	$10,250	$10,343
5/16	$10,216	$10,357	$10,362	$10,345
6/16	$10,313	$10,384	$10,452	$10,531
7/16	$10,535	$10,766	$10,710	$10,598
8/16	$10,486	$10,782	$10,714	$10,586
9/16	$10,464	$10,784	$10,713	$10,580
10/16	$10,303	$10,587	$10,563	$10,499
11/16	$10,316	$10,979	$10,698	$10,250
12/16	$10,445	$11,196	$10,831	$10,265
1/17	$10,532	$11,408	$10,962	$10,285
2/17	$10,793	$11,861	$11,253	$10,354
3/17	$10,782	$11,875	$11,258	$10,349
4/17	$10,870	$11,997	$11,363	$10,428
5/17	$11,019	$12,166	$11,494	$10,509
6/17	$11,109	$12,242	$11,532	$10,498
7/17	$11,243	$12,494	$11,694	$10,543
8/17	$11,280	$12,532	$11,758	$10,638
9/17	$11,355	$12,790	$11,881	$10,587
10/17	$11,532	$13,089	$12,050	$10,593
11/17	$11,683	$13,490	$12,265	$10,580
12/17	$11,825	$13,640	$12,370	$10,628
1/18	$12,138	$14,421	$12,738	$10,506
2/18	$11,825	$13,890	$12,408	$10,406
3/18	$11,678	$13,537	$12,250	$10,473
4/18	$11,730	$13,589	$12,242	$10,395
5/18	$11,913	$13,916	$12,454	$10,469
6/18	$11,926	$14,002	$12,494	$10,456
7/18	$12,227	$14,523	$12,774	$10,459
8/18	$12,430	$14,996	$13,056	$10,526
9/18	$12,447	$15,081	$13,067	$10,458
10/18	$11,907	$14,050	$12,490	$10,376
11/18	$12,039	$14,337	$12,673	$10,438
12/18	$11,399	$13,042	$12,079	$10,630
1/19	$12,006	$14,087	$12,711	$10,742
2/19	$12,268	$14,540	$12,953	$10,736
3/19	$12,555	$14,822	$13,204	$10,942
4/19	$12,901	$15,422	$13,526	$10,945
5/19	$12,652	$14,442	$13,106	$11,139
6/19	$13,148	$15,460	$13,726	$11,279
7/19	$13,343	$15,682	$13,857	$11,304
8/19	$13,419	$15,434	$13,869	$11,597
9/19	$13,416	$15,723	$13,995	$11,535
10/19	$13,556	$16,063	$14,194	$11,570
11/19	$13,808	$16,646	$14,500	$11,564
12/19	$14,056	$17,149	$14,758	$11,556
1/20	$14,199	$17,142	$14,869	$11,778
2/20	$13,555	$15,731	$14,241	$11,990
3/20	$12,251	$13,788	$13,152	$11,920
4/20	$13,329	$15,555	$14,257	$12,132
5/20	$13,788	$16,296	$14,691	$12,188
6/20	$14,058	$16,620	$14,904	$12,265
7/20	$14,706	$17,558	$15,497	$12,448
8/20	$15,307	$18,820	$16,115	$12,348
9/20	$14,931	$18,105	$15,744	$12,341
10/20	$14,683	$17,623	$15,465	$12,286
11/20	$15,587	$19,552	$16,541	$12,406
12/20	$16,008	$20,304	$16,932	$12,424
1/21	$15,817	$20,099	$16,781	$12,334
2/21	$16,082	$20,653	$16,962	$12,156
3/21	$16,289	$21,558	$17,323	$12,005
4/21	$17,010	$22,708	$17,932	$12,099
5/21	$17,010	$22,867	$18,031	$12,139
6/21	$17,333	$23,401	$18,334	$12,224
7/21	$17,598	$23,956	$18,677	$12,361
8/21	$17,864	$24,685	$19,004	$12,337
9/21	$17,204	$23,537	$18,408	$12,231
10/21	$17,884	$25,186	$19,179	$12,227
11/21	$17,736	$25,011	$19,122	$12,263
12/21	$18,204	$26,132	$19,617	$12,232
1/22	$17,266	$24,780	$18,839	$11,968
2/22	$17,059	$24,038	$18,416	$11,835
3/22	$17,250	$24,931	$18,622	$11,506
4/22	$16,151	$22,757	$17,365	$11,069
5/22	$16,087	$22,798	$17,429	$11,141
6/22	$15,327	$20,916	$16,456	$10,966
7/22	$16,173	$22,845	$17,528	$11,234
8/22	$15,663	$21,913	$16,901	$10,917
9/22	$14,683	$19,895	$15,675	$10,445
10/22	$15,163	$21,506	$16,355	$10,310
11/22	$15,852	$22,708	$17,144	$10,689
12/22	$15,334	$21,399	$16,520	$10,641
1/23	$15,954	$22,744	$17,346	$10,968
2/23	$15,485	$22,189	$16,913	$10,684
3/23	$16,028	$23,004	$17,457	$10,956
4/23	$16,162	$23,363	$17,663	$11,022
5/23	$16,078	$23,464	$17,632	$10,902
6/23	$16,634	$25,015	$18,306	$10,863
7/23	$16,921	$25,818	$18,654	$10,856
8/23	$16,854	$25,407	$18,428	$10,786
9/23	$16,163	$24,196	$17,714	$10,512
10/23	$15,876	$23,687	$17,378	$10,346
11/23	$17,077	$25,850	$18,645	$10,815
12/23	$17,761	$27,025	$19,439	$11,229
1/24	$18,137	$27,479	$19,614	$11,198
2/24	$18,786	$28,946	$20,131	$11,040
3/24	$19,130	$29,878	$20,594	$11,142
4/24	$18,445	$28,657	$19,882	$10,860
5/24	$19,301	$30,078	$20,608	$11,044
6/24	$19,968	$31,157	$21,130	$11,149
7/24	$20,156	$31,537	$21,481	$11,409
8/24	$20,723	$32,302	$21,917	$11,573
9/24	$21,044	$32,992	$22,316	$11,728
10/24	$20,803	$32,692	$21,973	$11,437
11/24	$21,526	$34,611	$22,840	$11,558
12/24	$21,164	$33,786	$22,364	$11,369
1/25	$21,579	$34,727	$22,785	$11,430
2/25	$21,507	$34,274	$22,807	$11,681
3/25	$20,661	$32,343	$22,039	$11,685
4/25	$20,679	$32,124	$21,984	$11,731
5/25	$21,474	$34,146	$22,751	$11,647
6/25	$22,313	$35,882	$23,586	$11,826
7/25	$22,567	$36,687	$23,878	$11,795
8/25	$22,784	$37,431	$24,283	$11,936
9/25	$23,073	$38,797	$24,921	$12,067
10/25	$23,328	$39,706	$25,333	$12,142
11/25	$23,564	$39,803	$25,433	$12,217
12/25	$23,428	$39,827	$25,428	$12,199

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R	10.70%	7.91%	8.88%
S&P 500® Index	17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Blended IndexFootnote Reference2	13.70%	8.47%	9.77%
Footnote	Description
Footnote[1]	Class R performance prior to 5/2/16 is linked to Class A. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	Benchmark is an internally constructed benchmark comprised of a blend of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,082,378,107
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	429
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$5,443,712

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Collateralized Mortgage Obligations	1.4%
Commercial Mortgage-Backed Securities	2.5%
Short-Term Investments	3.3%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	7.3%
Corporate Bonds	7.8%
U.S. Government Agency Mortgage-Backed Securities	9.5%
Common Stocks	61.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.8%
Microsoft Corp.	4.9%
Apple, Inc.	4.3%
Alphabet, Inc., Class C	4.2%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.7%
Amazon.com, Inc.	3.2%
Broadcom, Inc.	2.6%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

ERIFX-TSR-AR

Eaton Vance Balanced Fund

Class R6 ESIFX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.67%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

• The Fund invests in a blend of Stock Portfolio — the Fund’s equity allocation — and Core Bond Portfolio — the Fund’s fixed-income allocation

↓ Both the Stock Portfolio and Core Bond Portfolio underperformed the Index and detracted from Index-relative returns — but both outperformed the Secondary Index

↓ An out-of-index position in Shift4 Payments, Inc. hurt on missed earnings, Global Blue integration issues, valuation pressure and payment-sector headwinds

↓ Among sectors, stock selection in industrials, financials, communication services, and real estate detracted the most from relative returns

↓ The Fund’s modestly short duration position detracted as interest rates declined over the period

↑ An out-of-index position in Mr. Cooper Group, Inc., helped returns as stock soared due to its acquisition by Rocket Companies

↑ Among sectors, stock selection in consumer staples, health care, consumer discretionary and an overweight to communication services helped returns

↑ The Fund’s positioning within securitized credit drove performance. Overweight to commercial mortgage backed securities, asset backed securities, and non-agency residential mortgage backed securities contributed as spreads tightened and security selection strengthened returns

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
12/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
1/16	$4,890,110	$4,751,879	$4,878,650	$5,068,806
2/16	$4,865,690	$4,745,468	$4,888,544	$5,104,763
3/16	$5,074,084	$5,067,392	$5,105,463	$5,151,599
4/16	$5,074,084	$5,087,037	$5,125,177	$5,171,373
5/16	$5,123,169	$5,178,390	$5,180,926	$5,172,700
6/16	$5,169,588	$5,191,808	$5,226,216	$5,265,642
7/16	$5,280,497	$5,383,223	$5,355,043	$5,298,933
8/16	$5,262,013	$5,390,782	$5,357,105	$5,292,873
9/16	$5,253,188	$5,391,801	$5,356,457	$5,289,772
10/16	$5,178,938	$5,293,448	$5,281,444	$5,249,311
11/16	$5,185,125	$5,489,490	$5,348,832	$5,125,146
12/16	$5,251,087	$5,597,996	$5,415,285	$5,132,374
1/17	$5,294,742	$5,704,170	$5,481,161	$5,142,444
2/17	$5,425,707	$5,930,660	$5,626,477	$5,177,007
3/17	$5,420,713	$5,937,577	$5,629,235	$5,174,292
4/17	$5,470,847	$5,998,556	$5,681,298	$5,214,222
5/17	$5,552,314	$6,082,972	$5,746,761	$5,254,357
6/17	$5,598,687	$6,120,939	$5,765,969	$5,249,068
7/17	$5,665,958	$6,246,802	$5,847,032	$5,271,656
8/17	$5,691,253	$6,265,925	$5,878,750	$5,318,942
9/17	$5,730,416	$6,395,180	$5,940,311	$5,293,608
10/17	$5,819,358	$6,544,414	$6,024,859	$5,296,675
11/17	$5,901,948	$6,745,129	$6,132,634	$5,289,876
12/17	$5,972,975	$6,820,126	$6,184,805	$5,314,154
1/18	$6,136,888	$7,210,605	$6,368,775	$5,252,952
2/18	$5,979,532	$6,944,843	$6,203,786	$5,203,157
3/18	$5,912,093	$6,768,352	$6,125,104	$5,236,524
4/18	$5,938,427	$6,794,323	$6,120,984	$5,197,578
5/18	$6,030,598	$6,957,943	$6,226,901	$5,234,672
6/18	$6,044,919	$7,000,769	$6,246,833	$5,228,234
7/18	$6,197,034	$7,261,293	$6,386,908	$5,229,477
8/18	$6,306,223	$7,497,904	$6,528,218	$5,263,126
9/18	$6,309,504	$7,540,582	$6,533,697	$5,229,234
10/18	$6,042,717	$7,025,182	$6,245,097	$5,187,911
11/18	$6,116,083	$7,168,344	$6,336,368	$5,218,880
12/18	$5,786,292	$6,521,108	$6,039,662	$5,314,758
1/19	$6,100,764	$7,043,682	$6,355,713	$5,371,198
2/19	$6,233,542	$7,269,843	$6,476,682	$5,368,086
3/19	$6,386,208	$7,411,108	$6,601,940	$5,471,163
4/19	$6,561,653	$7,711,181	$6,763,002	$5,472,564
5/19	$6,442,350	$7,221,150	$6,553,158	$5,569,710
6/19	$6,695,299	$7,730,070	$6,863,181	$5,639,656
7/19	$6,793,967	$7,841,167	$6,928,403	$5,652,061
8/19	$6,839,729	$7,716,960	$6,934,364	$5,798,515
9/19	$6,840,102	$7,861,348	$6,997,439	$5,767,633
10/19	$6,918,315	$8,031,623	$7,096,807	$5,785,005
11/19	$7,053,411	$8,323,162	$7,249,925	$5,782,060
12/19	$7,181,614	$8,574,372	$7,379,194	$5,778,030
1/20	$7,254,450	$8,571,010	$7,434,262	$5,889,225
2/20	$6,933,972	$7,865,451	$7,120,595	$5,995,223
3/20	$6,263,915	$6,893,967	$6,576,143	$5,959,942
4/20	$6,827,374	$7,777,730	$7,128,714	$6,065,887
5/20	$7,061,539	$8,148,169	$7,345,707	$6,094,129
6/20	$7,200,539	$8,310,213	$7,451,867	$6,132,517
7/20	$7,538,524	$8,778,785	$7,748,495	$6,224,119
8/20	$7,852,280	$9,409,809	$8,057,657	$6,173,878
9/20	$7,656,067	$9,052,268	$7,872,191	$6,170,494
10/20	$7,529,459	$8,811,534	$7,732,520	$6,142,941
11/20	$7,998,654	$9,776,079	$8,270,729	$6,203,217
12/20	$8,216,623	$10,151,951	$8,466,084	$6,211,765
1/21	$8,126,413	$10,049,459	$8,390,521	$6,167,228
2/21	$8,261,728	$10,326,572	$8,480,876	$6,078,170
3/21	$8,378,085	$10,778,831	$8,661,373	$6,002,274
4/21	$8,755,137	$11,354,084	$8,966,090	$6,049,691
5/21	$8,755,137	$11,433,386	$9,015,381	$6,069,456
6/21	$8,923,840	$11,700,296	$9,166,995	$6,112,100
7/21	$9,067,529	$11,978,235	$9,338,651	$6,180,440
8/21	$9,211,218	$12,342,441	$9,501,907	$6,168,673
9/21	$8,869,146	$11,768,397	$9,203,842	$6,115,265
10/21	$9,225,428	$12,592,912	$9,589,729	$6,113,579
11/21	$9,157,204	$12,505,656	$9,561,210	$6,131,666
12/21	$9,401,735	$13,066,111	$9,808,521	$6,115,977
1/22	$8,919,804	$12,389,979	$9,419,458	$5,984,213
2/22	$8,813,616	$12,019,005	$9,208,204	$5,917,452
3/22	$8,915,685	$12,465,265	$9,311,014	$5,753,054
4/22	$8,350,260	$11,378,271	$8,682,517	$5,534,737
5/22	$8,325,676	$11,399,146	$8,714,467	$5,570,423
6/22	$7,937,886	$10,458,217	$8,228,187	$5,483,034
7/22	$8,382,078	$11,422,511	$8,763,814	$5,617,010
8/22	$8,118,853	$10,956,680	$8,450,317	$5,458,292
9/22	$7,616,246	$9,947,585	$7,837,316	$5,222,459
10/22	$7,864,063	$10,752,955	$8,177,423	$5,154,816
11/22	$8,227,529	$11,353,873	$8,571,908	$5,344,388
12/22	$7,962,823	$10,699,725	$8,260,121	$5,320,280
1/23	$8,283,067	$11,372,031	$8,673,177	$5,483,954
2/23	$8,049,376	$11,094,565	$8,456,508	$5,342,164
3/23	$8,332,506	$11,501,894	$8,728,719	$5,477,868
4/23	$8,402,088	$11,681,421	$8,831,625	$5,511,068
5/23	$8,367,297	$11,732,196	$8,816,192	$5,451,060
6/23	$8,658,179	$12,507,404	$9,153,133	$5,431,618
7/23	$8,815,442	$12,909,204	$9,327,008	$5,427,832
8/23	$8,789,231	$12,703,669	$9,214,078	$5,393,162
9/23	$8,425,731	$12,097,985	$8,856,835	$5,256,113
10/23	$8,276,525	$11,843,606	$8,689,189	$5,173,165
11/23	$8,908,455	$12,925,228	$9,322,716	$5,407,439
12/23	$9,266,639	$13,512,429	$9,719,583	$5,614,430
1/24	$9,479,462	$13,739,496	$9,806,905	$5,599,012
2/24	$9,816,430	$14,473,125	$10,065,671	$5,519,908
3/24	$9,999,422	$14,938,791	$10,297,164	$5,570,878
4/24	$9,643,254	$14,328,623	$9,940,778	$5,430,166
5/24	$10,097,369	$15,039,103	$10,303,936	$5,522,225
6/24	$10,448,704	$15,578,738	$10,564,792	$5,574,506
7/24	$10,555,962	$15,768,368	$10,740,656	$5,704,709
8/24	$10,859,859	$16,150,857	$10,958,712	$5,786,685
9/24	$11,032,098	$16,495,792	$11,157,832	$5,864,165
10/24	$10,906,427	$16,346,199	$10,986,440	$5,718,741
11/24	$11,292,416	$17,305,739	$11,419,853	$5,779,204
12/24	$11,100,343	$16,893,201	$11,181,759	$5,684,624
1/25	$11,335,520	$17,363,633	$11,392,317	$5,714,782
2/25	$11,297,891	$17,137,070	$11,403,388	$5,840,517
3/25	$10,852,714	$16,171,495	$11,019,595	$5,842,715
4/25	$10,871,605	$16,061,837	$10,992,085	$5,865,677
5/25	$11,296,646	$17,072,844	$11,375,739	$5,823,678
6/25	$11,740,570	$17,941,044	$11,792,798	$5,913,225
7/25	$11,882,822	$18,343,694	$11,939,155	$5,897,628
8/25	$11,996,624	$18,715,549	$12,141,489	$5,968,166
9/25	$12,155,234	$19,398,668	$12,460,368	$6,033,272
10/25	$12,298,013	$19,852,861	$12,666,552	$6,070,966
11/25	$12,431,273	$19,901,520	$12,716,664	$6,108,691
12/25	$12,358,129	$19,913,705	$12,713,810	$6,099,654

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	11.33%	8.50%	9.46%
S&P 500® Index	17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Blended IndexFootnote Reference2	13.70%	8.47%	9.77%
Footnote	Description
Footnote[1]	Class R6 performance prior to 5/2/16 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	Benchmark is an internally constructed benchmark comprised of a blend of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,082,378,107
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	429
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$5,443,712

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio and Core Bond Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Collateralized Mortgage Obligations	1.4%
Commercial Mortgage-Backed Securities	2.5%
Short-Term Investments	3.3%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	7.3%
Corporate Bonds	7.8%
U.S. Government Agency Mortgage-Backed Securities	9.5%
Common Stocks	61.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.8%
Microsoft Corp.	4.9%
Apple, Inc.	4.3%
Alphabet, Inc., Class C	4.2%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.7%
Amazon.com, Inc.	3.2%
Broadcom, Inc.	2.6%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

ESIFX-TSR-AR

Eaton Vance Core Bond Fund

Class A EAGIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Core Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.72%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Core Bond Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ The Fund’s overweight in commercial mortgage‑backed securities, asset‑backed securities, and non-agency residential mortgage‑backed securities (RMBS) drove relative outperformance as spreads tightened and strong security selection supported returns

↑ The Fund’s overweight to agency RMBS—particularly 30-year fixed-rate passthroughs—also contributed positively to relative performance

↑ The Fund’s within corporate credit, out-of-benchmark high-yield exposure and an overweight to financials within investment-grade corporates drove relative outperformance

↑ The Fund’s yield curve positioning benefited relative performance, as U.S. interest rates steepened over the course of the year

↓ In contrast, the Fund’s underweight exposures to government-related and sovereign debt detracted from relative performance as these sectors rallied

↓ The Fund’s modestly short duration position detracted from performance as interest rates declined over the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000
1/16	$9,784	$10,110	$10,138
2/16	$9,843	$10,182	$10,210
3/16	$9,944	$10,307	$10,303
4/16	$9,996	$10,377	$10,343
5/16	$9,987	$10,385	$10,345
6/16	$10,170	$10,568	$10,531
7/16	$10,252	$10,655	$10,598
8/16	$10,222	$10,667	$10,586
9/16	$10,232	$10,669	$10,580
10/16	$10,150	$10,598	$10,499
11/16	$9,895	$10,360	$10,250
12/16	$9,915	$10,391	$10,265
1/17	$9,946	$10,428	$10,285
2/17	$10,018	$10,508	$10,354
3/17	$10,009	$10,505	$10,349
4/17	$10,093	$10,592	$10,428
5/17	$10,176	$10,674	$10,509
6/17	$10,177	$10,664	$10,498
7/17	$10,229	$10,718	$10,543
8/17	$10,314	$10,810	$10,638
9/17	$10,274	$10,772	$10,587
10/17	$10,286	$10,785	$10,593
11/17	$10,278	$10,769	$10,580
12/17	$10,331	$10,816	$10,628
1/18	$10,249	$10,712	$10,506
2/18	$10,156	$10,610	$10,406
3/18	$10,192	$10,664	$10,473
4/18	$10,133	$10,593	$10,395
5/18	$10,179	$10,651	$10,469
6/18	$10,173	$10,635	$10,456
7/18	$10,199	$10,657	$10,459
8/18	$10,257	$10,710	$10,526
9/18	$10,219	$10,664	$10,458
10/18	$10,137	$10,575	$10,376
11/18	$10,163	$10,622	$10,438
12/18	$10,266	$10,789	$10,630
1/19	$10,420	$10,937	$10,742
2/19	$10,434	$10,949	$10,736
3/19	$10,624	$11,147	$10,942
4/19	$10,652	$11,163	$10,945
5/19	$10,811	$11,334	$11,139
6/19	$10,925	$11,494	$11,279
7/19	$10,962	$11,528	$11,304
8/19	$11,206	$11,789	$11,597
9/19	$11,153	$11,738	$11,535
10/19	$11,176	$11,776	$11,570
11/19	$11,178	$11,773	$11,564
12/19	$11,190	$11,791	$11,556
1/20	$11,403	$12,003	$11,778
2/20	$11,538	$12,182	$11,990
3/20	$10,869	$11,944	$11,920
4/20	$11,165	$12,184	$12,132
5/20	$11,313	$12,297	$12,188
6/20	$11,537	$12,400	$12,265
7/20	$11,764	$12,618	$12,448
8/20	$11,766	$12,545	$12,348
9/20	$11,779	$12,522	$12,341
10/20	$11,745	$12,478	$12,286
11/20	$11,985	$12,640	$12,406
12/20	$12,072	$12,684	$12,424
1/21	$12,056	$12,604	$12,334
2/21	$11,949	$12,442	$12,156
3/21	$11,851	$12,297	$12,005
4/21	$11,942	$12,400	$12,099
5/21	$11,999	$12,448	$12,139
6/21	$12,102	$12,538	$12,224
7/21	$12,230	$12,664	$12,361
8/21	$12,215	$12,656	$12,337
9/21	$12,139	$12,548	$12,231
10/21	$12,146	$12,538	$12,227
11/21	$12,155	$12,553	$12,263
12/21	$12,115	$12,544	$12,232
1/22	$11,880	$12,269	$11,968
2/22	$11,719	$12,102	$11,835
3/22	$11,397	$11,777	$11,506
4/22	$11,014	$11,338	$11,069
5/22	$11,012	$11,400	$11,141
6/22	$10,813	$11,173	$10,966
7/22	$11,044	$11,453	$11,234
8/22	$10,786	$11,156	$10,917
9/22	$10,353	$10,675	$10,445
10/22	$10,193	$10,558	$10,310
11/22	$10,543	$10,952	$10,689
12/22	$10,500	$10,914	$10,641
1/23	$10,866	$11,253	$10,968
2/23	$10,633	$10,977	$10,684
3/23	$10,826	$11,234	$10,956
4/23	$10,844	$11,303	$11,022
5/23	$10,725	$11,185	$10,902
6/23	$10,718	$11,168	$10,863
7/23	$10,713	$11,179	$10,856
8/23	$10,670	$11,112	$10,786
9/23	$10,410	$10,847	$10,512
10/23	$10,227	$10,684	$10,346
11/23	$10,726	$11,165	$10,815
12/23	$11,111	$11,588	$11,229
1/24	$11,146	$11,560	$11,198
2/24	$10,989	$11,422	$11,040
3/24	$11,091	$11,534	$11,142
4/24	$10,838	$11,264	$10,860
5/24	$11,033	$11,451	$11,044
6/24	$11,139	$11,556	$11,149
7/24	$11,391	$11,818	$11,409
8/24	$11,561	$11,992	$11,573
9/24	$11,720	$12,157	$11,728
10/24	$11,438	$11,881	$11,437
11/24	$11,567	$12,006	$11,558
12/24	$11,418	$11,824	$11,369
1/25	$11,498	$11,896	$11,430
2/25	$11,738	$12,142	$11,681
3/25	$11,739	$12,139	$11,685
4/25	$11,791	$12,182	$11,731
5/25	$11,721	$12,120	$11,647
6/25	$11,911	$12,309	$11,826
7/25	$11,896	$12,291	$11,795
8/25	$12,059	$12,439	$11,936
9/25	$12,127	$12,571	$12,067
10/25	$12,194	$12,654	$12,142
11/25	$12,275	$12,730	$12,217
12/25	$12,255	$12,721	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	7.38%	0.31%	2.39%
Class A with 3.25% Maximum Sales Charge	3.94%	(0.34)%	2.05%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$370,378,216
# of Portfolio Holdings (for Core Bond Portfolio)	378
Portfolio Turnover Rate (for Core Bond Portfolio)	388%
Total Advisory Fees Paid	$865,843

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Core Bond Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	2.6%
Collateralized Mortgage Obligations	3.8%
Commercial Mortgage-Backed Securities	6.7%
Short-Term Investments	8.2%
Asset-Backed Securities	13.3%
U.S. Treasury Obligations	19.2%
Corporate Bonds	20.5%
U.S. Government Agency Mortgage-Backed Securities	25.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	1.7%
Not Rated	3.7%
CCC or Lower	0.2%
B	0.8%
BB	1.4%
BBB	14.9%
A	13.5%
AA	55.7%
AAA	8.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EAGIX-TSR-AR

Eaton Vance Core Bond Fund

Class I EIGIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Core Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.47%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Core Bond Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ The Fund’s overweight in commercial mortgage‑backed securities, asset‑backed securities, and non-agency residential mortgage‑backed securities (RMBS) drove relative outperformance as spreads tightened and strong security selection supported returns

↑ The Fund’s overweight to agency RMBS—particularly 30-year fixed-rate passthroughs—also contributed positively to relative performance

↑ The Fund’s within corporate credit, out-of-benchmark high-yield exposure and an overweight to financials within investment-grade corporates drove relative outperformance

↑ The Fund’s yield curve positioning benefited relative performance, as U.S. interest rates steepened over the course of the year

↓ In contrast, the Fund’s underweight exposures to government-related and sovereign debt detracted from relative performance as these sectors rallied

↓ The Fund’s modestly short duration position detracted from performance as interest rates declined over the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$1,011,455	$1,011,039	$1,013,761
2/16	$1,016,722	$1,018,221	$1,020,953
3/16	$1,028,506	$1,030,700	$1,030,320
4/16	$1,034,037	$1,037,722	$1,034,275
5/16	$1,033,331	$1,038,533	$1,034,540
6/16	$1,052,469	$1,056,816	$1,053,128
7/16	$1,061,188	$1,065,524	$1,059,787
8/16	$1,058,372	$1,066,674	$1,058,575
9/16	$1,059,527	$1,066,927	$1,057,954
10/16	$1,050,252	$1,059,849	$1,049,862
11/16	$1,023,975	$1,036,026	$1,025,029
12/16	$1,027,325	$1,039,104	$1,026,475
1/17	$1,030,750	$1,042,770	$1,028,489
2/17	$1,038,515	$1,050,816	$1,035,401
3/17	$1,037,791	$1,050,464	$1,034,858
4/17	$1,046,669	$1,059,180	$1,042,844
5/17	$1,055,545	$1,067,352	$1,050,871
6/17	$1,055,857	$1,066,447	$1,049,814
7/17	$1,061,494	$1,071,759	$1,054,331
8/17	$1,070,478	$1,081,005	$1,063,788
9/17	$1,065,460	$1,077,201	$1,058,722
10/17	$1,068,021	$1,078,494	$1,059,335
11/17	$1,067,404	$1,076,862	$1,057,975
12/17	$1,073,215	$1,081,610	$1,062,831
1/18	$1,064,836	$1,071,201	$1,050,590
2/18	$1,055,389	$1,061,044	$1,040,631
3/18	$1,059,342	$1,066,396	$1,047,305
4/18	$1,053,419	$1,059,280	$1,039,516
5/18	$1,058,396	$1,065,057	$1,046,934
6/18	$1,057,989	$1,063,512	$1,045,647
7/18	$1,060,947	$1,065,738	$1,045,895
8/18	$1,066,173	$1,070,989	$1,052,625
9/18	$1,063,503	$1,066,399	$1,045,847
10/18	$1,055,189	$1,057,479	$1,037,582
11/18	$1,057,003	$1,062,235	$1,043,776
12/18	$1,067,885	$1,078,854	$1,062,952
1/19	$1,084,236	$1,093,729	$1,074,240
2/19	$1,087,040	$1,094,921	$1,073,617
3/19	$1,107,081	$1,114,693	$1,094,233
4/19	$1,110,189	$1,116,253	$1,094,513
5/19	$1,126,991	$1,133,352	$1,113,942
6/19	$1,139,164	$1,149,383	$1,127,931
7/19	$1,142,086	$1,152,804	$1,130,412
8/19	$1,168,985	$1,178,889	$1,159,703
9/19	$1,162,506	$1,173,782	$1,153,527
10/19	$1,166,325	$1,177,574	$1,157,001
11/19	$1,166,716	$1,177,339	$1,156,412
12/19	$1,167,055	$1,179,093	$1,155,606
1/20	$1,189,579	$1,200,255	$1,177,845
2/20	$1,205,127	$1,218,227	$1,199,045
3/20	$1,135,398	$1,194,431	$1,191,988
4/20	$1,165,392	$1,218,357	$1,213,177
5/20	$1,181,145	$1,229,736	$1,218,826
6/20	$1,204,842	$1,239,997	$1,226,503
7/20	$1,228,766	$1,261,779	$1,244,824
8/20	$1,230,408	$1,254,503	$1,234,776
9/20	$1,230,819	$1,252,242	$1,234,099
10/20	$1,227,543	$1,247,766	$1,228,588
11/20	$1,254,090	$1,264,049	$1,240,643
12/20	$1,262,327	$1,268,414	$1,242,353
1/21	$1,262,155	$1,260,441	$1,233,446
2/21	$1,251,125	$1,244,178	$1,215,634
3/21	$1,241,192	$1,229,699	$1,200,455
4/21	$1,250,984	$1,240,039	$1,209,938
5/21	$1,255,971	$1,244,769	$1,213,891
6/21	$1,267,003	$1,253,843	$1,222,420
7/21	$1,280,725	$1,266,434	$1,236,088
8/21	$1,280,665	$1,265,588	$1,233,735
9/21	$1,272,884	$1,254,781	$1,223,053
10/21	$1,272,649	$1,253,755	$1,222,716
11/21	$1,273,828	$1,255,270	$1,226,333
12/21	$1,271,228	$1,254,423	$1,223,195
1/22	$1,245,428	$1,226,921	$1,196,843
2/22	$1,228,762	$1,210,193	$1,183,490
3/22	$1,196,529	$1,177,725	$1,150,611
4/22	$1,155,228	$1,133,799	$1,106,947
5/22	$1,156,501	$1,140,037	$1,114,085
6/22	$1,135,769	$1,117,257	$1,096,607
7/22	$1,159,037	$1,145,347	$1,123,402
8/22	$1,133,419	$1,115,572	$1,091,658
9/22	$1,088,152	$1,067,509	$1,044,492
10/22	$1,071,512	$1,055,796	$1,030,963
11/22	$1,107,313	$1,095,163	$1,068,878
12/22	$1,104,307	$1,091,443	$1,064,056
1/23	$1,141,775	$1,125,300	$1,096,791
2/23	$1,118,753	$1,097,650	$1,068,433
3/23	$1,139,330	$1,123,400	$1,095,574
4/23	$1,141,480	$1,130,262	$1,102,214
5/23	$1,129,129	$1,118,544	$1,090,212
6/23	$1,127,324	$1,116,806	$1,086,324
7/23	$1,128,286	$1,117,916	$1,085,566
8/23	$1,124,075	$1,111,184	$1,078,632
9/23	$1,096,862	$1,084,688	$1,051,223
10/23	$1,077,710	$1,068,376	$1,034,633
11/23	$1,129,276	$1,116,458	$1,081,488
12/23	$1,171,449	$1,158,821	$1,122,886
1/24	$1,174,093	$1,156,048	$1,119,802
2/24	$1,159,051	$1,142,187	$1,103,982
3/24	$1,170,044	$1,153,402	$1,114,176
4/24	$1,143,611	$1,126,449	$1,086,033
5/24	$1,164,410	$1,145,121	$1,104,445
6/24	$1,174,474	$1,155,589	$1,114,901
7/24	$1,202,702	$1,181,818	$1,140,942
8/24	$1,220,972	$1,199,216	$1,157,337
9/24	$1,237,994	$1,215,664	$1,172,833
10/24	$1,208,411	$1,188,053	$1,143,748
11/24	$1,220,953	$1,200,578	$1,155,841
12/24	$1,205,415	$1,182,446	$1,136,925
1/25	$1,215,550	$1,189,571	$1,142,956
2/25	$1,241,225	$1,214,166	$1,168,103
3/25	$1,241,532	$1,213,876	$1,168,543
4/25	$1,245,844	$1,218,164	$1,173,135
5/25	$1,240,178	$1,211,985	$1,164,736
6/25	$1,260,523	$1,230,868	$1,182,645
7/25	$1,257,723	$1,229,111	$1,179,526
8/25	$1,276,798	$1,243,874	$1,193,633
9/25	$1,282,717	$1,257,054	$1,206,654
10/25	$1,290,118	$1,265,355	$1,214,193
11/25	$1,300,505	$1,272,986	$1,221,738
12/25	$1,299,158	$1,272,105	$1,219,931

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	7.78%	0.58%	2.65%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$370,378,216
# of Portfolio Holdings (for Core Bond Portfolio)	378
Portfolio Turnover Rate (for Core Bond Portfolio)	388%
Total Advisory Fees Paid	$865,843

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Core Bond Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	2.6%
Collateralized Mortgage Obligations	3.8%
Commercial Mortgage-Backed Securities	6.7%
Short-Term Investments	8.2%
Asset-Backed Securities	13.3%
U.S. Treasury Obligations	19.2%
Corporate Bonds	20.5%
U.S. Government Agency Mortgage-Backed Securities	25.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	1.7%
Not Rated	3.7%
CCC or Lower	0.2%
B	0.8%
BB	1.4%
BBB	14.9%
A	13.5%
AA	55.7%
AAA	8.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EIGIX-TSR-AR

Eaton Vance Dividend Builder Fund

Class A EVTMX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.00%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index and NASDAQ US Broad Dividend Achievers™ Index (the Index):

↓ An underweight position in Alphabet, Inc., was the largest detractor from performance as the stock rose on AI-driven search, cloud growth, and strong earnings

↓ Not owning semiconductor maker NVIDIA Corp. hurt returns as the stock outperformed on soaring AI chip demand, driving record sales and repeated earnings beats

↓ An out-of-index position in Blue Owl Capital, Inc., hurt returns on missed earnings, Business Development Company redemption concerns, and private credit jitters. The position was sold by year-end

↓ Among sectors, stock selection in financials, industrials, consumer discretionary and communication services hurt returns the most

↑ In contrast, an overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Amphenol Corp. helped returns as earnings beats from surging AI data center demand and strategic acquisitions sent shares higher

↑ An underweight position in Apple, Inc. also helped returns as slower iPhone sales and no major AI product boost caused shares to lag

↑ Among sectors, stock selection in information technology, an underweight to consumer discretionary and overweight to health care and industrials helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index	NASDAQ US Broad Dividend Achievers™ Index
12/15	$10,000	$10,000	$10,000
1/16	$9,123	$9,504	$9,913
2/16	$9,117	$9,491	$10,004
3/16	$9,656	$10,135	$10,650
4/16	$9,614	$10,174	$10,648
5/16	$9,768	$10,357	$10,792
6/16	$9,922	$10,384	$11,174
7/16	$10,189	$10,766	$11,381
8/16	$10,161	$10,782	$11,282
9/16	$10,096	$10,784	$11,255
10/16	$9,920	$10,587	$11,009
11/16	$10,092	$10,979	$11,285
12/16	$10,348	$11,196	$11,522
1/17	$10,433	$11,408	$11,595
2/17	$10,750	$11,861	$12,014
3/17	$10,775	$11,875	$11,986
4/17	$10,822	$11,997	$12,080
5/17	$10,924	$12,166	$12,270
6/17	$10,995	$12,242	$12,240
7/17	$11,198	$12,494	$12,406
8/17	$11,216	$12,532	$12,359
9/17	$11,462	$12,790	$12,602
10/17	$11,748	$13,089	$12,825
11/17	$12,105	$13,490	$13,389
12/17	$12,302	$13,640	$13,598
1/18	$12,820	$14,421	$14,074
2/18	$12,357	$13,890	$13,249
3/18	$12,060	$13,537	$13,100
4/18	$12,054	$13,589	$13,050
5/18	$12,319	$13,916	$13,231
6/18	$12,423	$14,002	$13,367
7/18	$12,919	$14,523	$13,938
8/18	$13,280	$14,996	$14,226
9/18	$13,360	$15,081	$14,467
10/18	$12,421	$14,050	$13,754
11/18	$12,667	$14,337	$14,249
12/18	$11,638	$13,042	$13,062
1/19	$12,395	$14,087	$13,833
2/19	$12,732	$14,540	$14,403
3/19	$13,061	$14,822	$14,706
4/19	$13,672	$15,422	$15,164
5/19	$12,886	$14,442	$14,400
6/19	$13,676	$15,460	$15,346
7/19	$13,979	$15,682	$15,569
8/19	$13,963	$15,434	$15,605
9/19	$14,192	$15,723	$15,918
10/19	$14,385	$16,063	$15,922
11/19	$14,882	$16,646	$16,244
12/19	$15,256	$17,149	$16,658
1/20	$15,327	$17,142	$16,633
2/20	$14,152	$15,731	$15,195
3/20	$12,112	$13,788	$13,495
4/20	$13,627	$15,555	$14,915
5/20	$14,239	$16,296	$15,517
6/20	$14,388	$16,620	$15,519
7/20	$15,032	$17,558	$16,219
8/20	$15,911	$18,820	$17,050
9/20	$15,382	$18,105	$16,779
10/20	$14,932	$17,623	$16,401
11/20	$16,570	$19,552	$17,981
12/20	$17,136	$20,304	$18,320
1/21	$16,694	$20,099	$17,899
2/21	$17,230	$20,653	$18,201
3/21	$18,009	$21,558	$19,354
4/21	$18,941	$22,708	$20,126
5/21	$19,125	$22,867	$20,453
6/21	$19,320	$23,401	$20,433
7/21	$19,788	$23,956	$20,949
8/21	$20,115	$24,685	$21,312
9/21	$19,131	$23,537	$20,382
10/21	$20,293	$25,186	$21,696
11/21	$20,081	$25,011	$21,307
12/21	$21,320	$26,132	$22,688
1/22	$20,322	$24,780	$21,870
2/22	$19,936	$24,038	$21,353
3/22	$20,715	$24,931	$22,063
4/22	$19,444	$22,757	$21,120
5/22	$19,770	$22,798	$21,295
6/22	$18,400	$20,916	$19,947
7/22	$19,203	$22,845	$21,195
8/22	$18,533	$21,913	$20,484
9/22	$17,068	$19,895	$18,782
10/22	$18,571	$21,506	$20,776
11/22	$19,967	$22,708	$22,126
12/22	$19,241	$21,399	$21,377
1/23	$19,688	$22,744	$21,904
2/23	$18,980	$22,189	$21,237
3/23	$19,291	$23,004	$21,558
4/23	$19,535	$23,363	$22,001
5/23	$18,982	$23,464	$21,322
6/23	$19,913	$25,015	$22,646
7/23	$20,649	$25,818	$23,171
8/23	$20,254	$25,407	$22,747
9/23	$19,458	$24,196	$21,775
10/23	$19,040	$23,687	$21,424
11/23	$20,348	$25,850	$22,991
12/23	$21,388	$27,025	$23,917
1/24	$21,645	$27,479	$24,213
2/24	$22,258	$28,946	$24,904
3/24	$22,998	$29,878	$25,708
4/24	$21,935	$28,657	$24,674
5/24	$22,613	$30,078	$25,549
6/24	$22,863	$31,157	$25,912
7/24	$23,683	$31,537	$27,034
8/24	$24,417	$32,302	$27,922
9/24	$24,648	$32,992	$28,381
10/24	$24,704	$32,692	$27,919
11/24	$25,628	$34,611	$29,400
12/24	$24,492	$33,786	$28,129
1/25	$25,382	$34,727	$29,084
2/25	$25,303	$34,274	$29,343
3/25	$24,515	$32,343	$28,230
4/25	$23,994	$32,124	$27,797
5/25	$24,987	$34,146	$28,796
6/25	$25,920	$35,882	$29,840
7/25	$26,041	$36,687	$30,029
8/25	$26,562	$37,431	$30,771
9/25	$27,117	$38,797	$31,602
10/25	$26,738	$39,706	$31,661
11/25	$26,954	$39,803	$32,426
12/25	$26,561	$39,827	$32,208

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	8.48%	9.16%	10.85%
Class A with 5.25% Maximum Sales Charge	2.77%	8.00%	10.25%
S&P 500® Index	17.88%	14.42%	14.81%
NASDAQ US Broad Dividend Achievers™ Index	14.50%	11.94%	12.40%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$876,738,990
# of Portfolio Holdings	57
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$5,708,091

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
23.7%
Financials
18.5%
Health Care
13.5%
Industrials
12.0%
Consumer Staples
6.4%
Consumer Discretionary
5.6%
Energy
5.4%
Communication Services
4.7%
Utilities
4.3%
Real Estate
3.6%
Materials
1.9%
Short-Term Investments
0.4%

Value	Value
Short-Term Investments	0.4%
Materials	1.9%
Real Estate	3.6%
Utilities	4.3%
Communication Services	4.7%
Energy	5.4%
Consumer Discretionary	5.6%
Consumer Staples	6.4%
Industrials	12.0%
Health Care	13.5%
Financials	18.5%
Information Technology	23.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.7%
Broadcom, Inc.	4.5%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	3.1%
Coca-Cola Co.	2.6%
AbbVie, Inc.	2.6%
Chevron Corp.	2.5%
Sempra	2.4%
CME Group, Inc.	2.3%
Blackrock, Inc.	2.2%
Total	31.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EVTMX-TSR-AR

Eaton Vance Dividend Builder Fund

Class C ECTMX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.75%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index and NASDAQ US Broad Dividend Achievers™ Index (the Index):

↓ An underweight position in Alphabet, Inc., was the largest detractor from performance as the stock rose on AI-driven search, cloud growth, and strong earnings

↓ Not owning semiconductor maker NVIDIA Corp. hurt returns as the stock outperformed on soaring AI chip demand, driving record sales and repeated earnings beats

↓ An out-of-index position in Blue Owl Capital, Inc., hurt returns on missed earnings, Business Development Company redemption concerns, and private credit jitters. The position was sold by year-end

↓ Among sectors, stock selection in financials, industrials, consumer discretionary and communication services hurt returns the most

↑ In contrast, an overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Amphenol Corp. helped returns as earnings beats from surging AI data center demand and strategic acquisitions sent shares higher

↑ An underweight position in Apple, Inc. also helped returns as slower iPhone sales and no major AI product boost caused shares to lag

↑ Among sectors, stock selection in information technology, an underweight to consumer discretionary and overweight to health care and industrials helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index	NASDAQ US Broad Dividend Achievers™ Index
12/15	$10,000	$10,000	$10,000
1/16	$9,624	$9,504	$9,913
2/16	$9,620	$9,491	$10,004
3/16	$10,180	$10,135	$10,650
4/16	$10,129	$10,174	$10,648
5/16	$10,285	$10,357	$10,792
6/16	$10,432	$10,384	$11,174
7/16	$10,713	$10,766	$11,381
8/16	$10,677	$10,782	$11,282
9/16	$10,602	$10,784	$11,255
10/16	$10,411	$10,587	$11,009
11/16	$10,584	$10,979	$11,285
12/16	$10,851	$11,196	$11,522
1/17	$10,927	$11,408	$11,595
2/17	$11,250	$11,861	$12,014
3/17	$11,277	$11,875	$11,986
4/17	$11,319	$11,997	$12,080
5/17	$11,418	$12,166	$12,270
6/17	$11,484	$12,242	$12,240
7/17	$11,680	$12,494	$12,406
8/17	$11,699	$12,532	$12,359
9/17	$11,946	$12,790	$12,602
10/17	$12,235	$13,089	$12,825
11/17	$12,598	$13,490	$13,389
12/17	$12,793	$13,640	$13,598
1/18	$13,330	$14,421	$14,074
2/18	$12,842	$13,890	$13,249
3/18	$12,520	$13,537	$13,100
4/18	$12,513	$13,589	$13,050
5/18	$12,780	$13,916	$13,231
6/18	$12,878	$14,002	$13,367
7/18	$13,382	$14,523	$13,938
8/18	$13,745	$14,996	$14,226
9/18	$13,818	$15,081	$14,467
10/18	$12,845	$14,050	$13,754
11/18	$13,089	$14,337	$14,249
12/18	$12,014	$13,042	$13,062
1/19	$12,792	$14,087	$13,833
2/19	$13,136	$14,540	$14,403
3/19	$13,466	$14,822	$14,706
4/19	$14,082	$15,422	$15,164
5/19	$13,260	$14,442	$14,400
6/19	$14,068	$15,460	$15,346
7/19	$14,369	$15,682	$15,569
8/19	$14,343	$15,434	$15,605
9/19	$14,578	$15,723	$15,918
10/19	$14,755	$16,063	$15,922
11/19	$15,261	$16,646	$16,244
12/19	$15,633	$17,149	$16,658
1/20	$15,695	$17,142	$16,633
2/20	$14,480	$15,731	$15,195
3/20	$12,388	$13,788	$13,495
4/20	$13,939	$15,555	$14,915
5/20	$14,541	$16,296	$15,517
6/20	$14,684	$16,620	$15,519
7/20	$15,338	$17,558	$16,219
8/20	$16,227	$18,820	$17,050
9/20	$15,672	$18,105	$16,779
10/20	$15,207	$17,623	$16,401
11/20	$16,863	$19,552	$17,981
12/20	$17,432	$20,304	$18,320
1/21	$16,975	$20,099	$17,899
2/21	$17,505	$20,653	$18,201
3/21	$18,281	$21,558	$19,354
4/21	$19,218	$22,708	$20,126
5/21	$19,391	$22,867	$20,453
6/21	$19,575	$23,401	$20,433
7/21	$20,034	$23,956	$20,949
8/21	$20,360	$24,685	$21,312
9/21	$19,348	$23,537	$20,382
10/21	$20,512	$25,186	$21,696
11/21	$20,277	$25,011	$21,307
12/21	$21,516	$26,132	$22,688
1/22	$20,502	$24,780	$21,870
2/22	$20,104	$24,038	$21,353
3/22	$20,871	$24,931	$22,063
4/22	$19,576	$22,757	$21,120
5/22	$19,890	$22,798	$21,295
6/22	$18,509	$20,916	$19,947
7/22	$19,298	$22,845	$21,195
8/22	$18,608	$21,913	$20,484
9/22	$17,137	$19,895	$18,782
10/22	$18,631	$21,506	$20,776
11/22	$20,020	$22,708	$22,126
12/22	$19,286	$21,399	$21,377
1/23	$19,703	$22,744	$21,904
2/23	$18,989	$22,189	$21,237
3/23	$19,286	$23,004	$21,558
4/23	$19,515	$23,363	$22,001
5/23	$18,956	$23,464	$21,322
6/23	$19,865	$25,015	$22,646
7/23	$20,592	$25,818	$23,171
8/23	$20,189	$25,407	$22,747
9/23	$19,390	$24,196	$21,775
10/23	$18,952	$23,687	$21,424
11/23	$20,258	$25,850	$22,991
12/23	$21,269	$27,025	$23,917
1/24	$21,508	$27,479	$24,213
2/24	$22,112	$28,946	$24,904
3/24	$22,824	$29,878	$25,708
4/24	$21,752	$28,657	$24,674
5/24	$22,418	$30,078	$25,549
6/24	$22,648	$31,157	$25,912
7/24	$23,445	$31,537	$27,034
8/24	$24,163	$32,302	$27,922
9/24	$24,373	$32,992	$28,381
10/24	$24,401	$32,692	$27,919
11/24	$25,303	$34,611	$29,400
12/24	$24,177	$33,786	$28,129
1/25	$25,044	$34,727	$29,084
2/25	$24,937	$34,274	$29,343
3/25	$24,153	$32,343	$28,230
4/25	$23,615	$32,124	$27,797
5/25	$24,583	$34,146	$28,796
6/25	$25,490	$35,882	$29,840
7/25	$25,581	$36,687	$30,029
8/25	$26,099	$37,431	$30,771
9/25	$26,608	$38,797	$31,602
10/25	$26,229	$39,706	$31,661
11/25	$26,421	$39,803	$32,426
12/25	$26,032	$39,827	$32,208

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	7.67%	8.35%	10.03%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	6.68%	8.35%	10.03%
S&P 500® Index	17.88%	14.42%	14.81%
NASDAQ US Broad Dividend Achievers™ Index	14.50%	11.94%	12.40%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$876,738,990
# of Portfolio Holdings	57
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$5,708,091

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Materials	1.9%
Real Estate	3.6%
Utilities	4.3%
Communication Services	4.7%
Energy	5.4%
Consumer Discretionary	5.6%
Consumer Staples	6.4%
Industrials	12.0%
Health Care	13.5%
Financials	18.5%
Information Technology	23.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.7%
Broadcom, Inc.	4.5%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	3.1%
Coca-Cola Co.	2.6%
AbbVie, Inc.	2.6%
Chevron Corp.	2.5%
Sempra	2.4%
CME Group, Inc.	2.3%
Blackrock, Inc.	2.2%
Total	31.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

ECTMX-TSR-AR

Eaton Vance Dividend Builder Fund

Class I EIUTX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.75%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index and NASDAQ US Broad Dividend Achievers™ Index (the Index):

↓ An underweight position in Alphabet, Inc., was the largest detractor from performance as the stock rose on AI-driven search, cloud growth, and strong earnings

↓ Not owning semiconductor maker NVIDIA Corp. hurt returns as the stock outperformed on soaring AI chip demand, driving record sales and repeated earnings beats

↓ An out-of-index position in Blue Owl Capital, Inc., hurt returns on missed earnings, Business Development Company redemption concerns, and private credit jitters. The position was sold by year-end

↓ Among sectors, stock selection in financials, industrials, consumer discretionary and communication services hurt returns the most

↑ In contrast, an overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Amphenol Corp. helped returns as earnings beats from surging AI data center demand and strategic acquisitions sent shares higher

↑ An underweight position in Apple, Inc. also helped returns as slower iPhone sales and no major AI product boost caused shares to lag

↑ Among sectors, stock selection in information technology, an underweight to consumer discretionary and overweight to health care and industrials helped returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	NASDAQ US Broad Dividend Achievers™ Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$962,958	$950,376	$991,345
2/16	$962,604	$949,094	$1,000,404
3/16	$1,019,718	$1,013,478	$1,064,960
4/16	$1,015,501	$1,017,407	$1,064,800
5/16	$1,032,027	$1,035,678	$1,079,171
6/16	$1,048,518	$1,038,362	$1,117,380
7/16	$1,076,997	$1,076,645	$1,138,073
8/16	$1,074,233	$1,078,156	$1,128,236
9/16	$1,067,601	$1,078,360	$1,125,508
10/16	$1,049,175	$1,058,690	$1,100,874
11/16	$1,067,623	$1,097,898	$1,128,464
12/16	$1,094,916	$1,119,599	$1,152,231
1/17	$1,104,222	$1,140,834	$1,159,541
2/17	$1,137,972	$1,186,132	$1,201,361
3/17	$1,140,808	$1,187,516	$1,198,625
4/17	$1,146,143	$1,199,711	$1,208,048
5/17	$1,157,158	$1,216,594	$1,226,970
6/17	$1,164,928	$1,224,188	$1,224,043
7/17	$1,186,735	$1,249,360	$1,240,596
8/17	$1,188,807	$1,253,185	$1,235,883
9/17	$1,215,168	$1,279,036	$1,260,189
10/17	$1,245,729	$1,308,883	$1,282,514
11/17	$1,283,095	$1,349,026	$1,338,928
12/17	$1,304,246	$1,364,025	$1,359,835
1/18	$1,360,370	$1,442,121	$1,407,435
2/18	$1,311,458	$1,388,969	$1,324,880
3/18	$1,280,253	$1,353,670	$1,309,969
4/18	$1,279,793	$1,358,865	$1,304,960
5/18	$1,308,259	$1,391,589	$1,323,148
6/18	$1,319,560	$1,400,154	$1,336,673
7/18	$1,372,645	$1,452,259	$1,393,775
8/18	$1,410,313	$1,499,581	$1,422,630
9/18	$1,420,055	$1,508,116	$1,446,737
10/18	$1,320,514	$1,405,036	$1,375,389
11/18	$1,346,904	$1,433,669	$1,424,941
12/18	$1,237,757	$1,304,222	$1,306,213
1/19	$1,318,514	$1,408,736	$1,383,286
2/19	$1,354,775	$1,453,969	$1,440,259
3/19	$1,390,068	$1,482,222	$1,470,562
4/19	$1,455,346	$1,542,236	$1,516,396
5/19	$1,371,971	$1,444,230	$1,440,037
6/19	$1,456,470	$1,546,014	$1,534,556
7/19	$1,488,000	$1,568,233	$1,556,930
8/19	$1,487,614	$1,543,392	$1,560,546
9/19	$1,512,424	$1,572,270	$1,591,798
10/19	$1,532,254	$1,606,325	$1,592,227
11/19	$1,585,617	$1,664,632	$1,624,356
12/19	$1,626,929	$1,714,874	$1,665,846
1/20	$1,633,702	$1,714,202	$1,663,322
2/20	$1,509,677	$1,573,090	$1,519,518
3/20	$1,292,257	$1,378,793	$1,349,493
4/20	$1,454,242	$1,555,546	$1,491,501
5/20	$1,519,967	$1,629,634	$1,551,693
6/20	$1,536,152	$1,662,043	$1,551,896
7/20	$1,604,206	$1,755,757	$1,621,921
8/20	$1,699,599	$1,881,962	$1,705,004
9/20	$1,643,429	$1,810,454	$1,677,875
10/20	$1,594,544	$1,762,307	$1,640,081
11/20	$1,771,153	$1,955,216	$1,798,100
12/20	$1,831,984	$2,030,390	$1,831,995
1/21	$1,785,153	$2,009,892	$1,789,919
2/21	$1,841,750	$2,065,314	$1,820,101
3/21	$1,926,601	$2,155,766	$1,935,390
4/21	$2,026,733	$2,270,817	$2,012,640
5/21	$2,046,905	$2,286,677	$2,045,280
6/21	$2,067,068	$2,340,059	$2,043,305
7/21	$2,117,658	$2,395,647	$2,094,913
8/21	$2,153,171	$2,468,488	$2,131,215
9/21	$2,048,128	$2,353,679	$2,038,210
10/21	$2,173,186	$2,518,582	$2,169,631
11/21	$2,150,830	$2,501,131	$2,130,688
12/21	$2,284,119	$2,613,222	$2,268,761
1/22	$2,177,621	$2,477,996	$2,187,038
2/22	$2,137,818	$2,403,801	$2,135,256
3/22	$2,221,752	$2,493,053	$2,206,334
4/22	$2,084,670	$2,275,654	$2,111,997
5/22	$2,120,184	$2,279,829	$2,129,495
6/22	$1,973,427	$2,091,643	$1,994,659
7/22	$2,060,148	$2,284,502	$2,119,462
8/22	$1,988,555	$2,191,336	$2,048,403
9/22	$1,832,804	$1,989,517	$1,878,158
10/22	$1,994,715	$2,150,591	$2,077,645
11/22	$2,145,137	$2,270,775	$2,212,558
12/22	$2,066,325	$2,139,945	$2,137,729
1/23	$2,114,935	$2,274,406	$2,190,433
2/23	$2,039,192	$2,218,913	$2,123,711
3/23	$2,073,022	$2,300,379	$2,155,767
4/23	$2,099,776	$2,336,284	$2,200,120
5/23	$2,040,650	$2,346,439	$2,132,192
6/23	$2,141,345	$2,501,481	$2,264,611
7/23	$2,221,091	$2,581,841	$2,317,139
8/23	$2,178,929	$2,540,734	$2,274,662
9/23	$2,095,152	$2,419,597	$2,177,460
10/23	$2,049,027	$2,368,721	$2,142,409
11/23	$2,192,019	$2,585,046	$2,299,054
12/23	$2,303,035	$2,702,486	$2,391,704
1/24	$2,331,228	$2,747,899	$2,421,295
2/24	$2,397,937	$2,894,625	$2,490,402
3/24	$2,478,234	$2,987,758	$2,570,784
4/24	$2,363,985	$2,865,725	$2,467,416
5/24	$2,437,632	$3,007,821	$2,554,896
6/24	$2,465,176	$3,115,748	$2,591,219
7/24	$2,552,682	$3,153,674	$2,703,443
8/24	$2,634,100	$3,230,171	$2,792,150
9/24	$2,659,588	$3,299,158	$2,838,064
10/24	$2,664,574	$3,269,240	$2,791,933
11/24	$2,766,644	$3,461,148	$2,940,027
12/24	$2,644,331	$3,378,640	$2,812,939
1/25	$2,741,145	$3,472,727	$2,908,439
2/25	$2,731,564	$3,427,414	$2,934,346
3/25	$2,648,588	$3,234,299	$2,823,039
4/25	$2,592,711	$3,212,367	$2,779,707
5/25	$2,700,742	$3,414,569	$2,879,612
6/25	$2,802,270	$3,588,209	$2,983,966
7/25	$2,814,295	$3,668,739	$3,002,891
8/25	$2,872,962	$3,743,110	$3,077,082
9/25	$2,932,051	$3,879,734	$3,160,176
10/25	$2,891,535	$3,970,572	$3,166,142
11/25	$2,917,314	$3,980,304	$3,242,588
12/25	$2,876,094	$3,982,741	$3,220,801

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	8.76%	9.43%	11.13%
S&P 500® Index	17.88%	14.42%	14.81%
NASDAQ US Broad Dividend Achievers™ Index	14.50%	11.94%	12.40%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$876,738,990
# of Portfolio Holdings	57
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$5,708,091

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Materials	1.9%
Real Estate	3.6%
Utilities	4.3%
Communication Services	4.7%
Energy	5.4%
Consumer Discretionary	5.6%
Consumer Staples	6.4%
Industrials	12.0%
Health Care	13.5%
Financials	18.5%
Information Technology	23.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.7%
Broadcom, Inc.	4.5%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	3.1%
Coca-Cola Co.	2.6%
AbbVie, Inc.	2.6%
Chevron Corp.	2.5%
Sempra	2.4%
CME Group, Inc.	2.3%
Blackrock, Inc.	2.2%
Total	31.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EIUTX-TSR-AR

Eaton Vance Greater India Fund

Class A ETGIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.57%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI India Index (the Index):

↓ The Fund’s exposures to the consumer discretionary and industrials sectors were the largest detractors from Index-relative performance during the period

↓ An overweight position in Trent Ltd., detracted due to revenue growth moderation and missed market expectations, raising concerns about its premium valuation

↓ An overweight position in Dixon Technologies (India) Ltd. hurt returns as slower medium‑term growth expectations and rising competition weighed on sentiment

↑ In contrast, the Fund’s exposures to the financials and information technology sectors were the largest contributors to Index-relative returns

↑ An overweight position in Bajaj Finance Ltd. contributed to returns as the market rewarded its disciplined assets under management growth and rise in profit

↑ A zero-weight position in Tata Consultancy Services Ltd. helped as the stock lagged due to weak global information technology spending and slow revenue growth

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI India Index
12/15	$10,000	$10,000
1/16	$8,732	$9,312
2/16	$8,122	$8,623
3/16	$9,162	$9,750
4/16	$9,457	$9,797
5/16	$9,799	$9,981
6/16	$10,137	$10,113
7/16	$10,810	$10,687
8/16	$11,144	$10,811
9/16	$10,924	$10,712
10/16	$10,975	$10,659
11/16	$9,913	$9,864
12/16	$9,725	$9,857
1/17	$10,336	$10,286
2/17	$10,924	$10,893
3/17	$11,582	$11,544
4/17	$11,955	$11,767
5/17	$12,207	$11,974
6/17	$12,277	$11,880
7/17	$13,056	$12,795
8/17	$13,138	$12,699
9/17	$12,676	$12,231
10/17	$13,305	$13,132
11/17	$13,457	$13,040
12/17	$14,082	$13,677
1/18	$14,155	$14,148
2/18	$13,291	$13,199
3/18	$13,184	$12,726
4/18	$13,509	$13,250
5/18	$13,042	$12,773
6/18	$12,874	$12,649
7/18	$13,593	$13,473
8/18	$13,463	$13,603
9/18	$12,091	$12,364
10/18	$11,268	$11,502
11/18	$12,462	$12,694
12/18	$12,374	$12,678
1/19	$12,149	$12,433
2/19	$12,126	$12,437
3/19	$13,123	$13,585
4/19	$13,019	$13,661
5/19	$13,146	$13,691
6/19	$13,100	$13,653
7/19	$12,362	$12,941
8/19	$12,217	$12,563
9/19	$12,946	$12,950
10/19	$13,444	$13,510
11/19	$13,488	$13,434
12/19	$13,667	$13,638
1/20	$13,771	$13,530
2/20	$13,221	$12,546
3/20	$9,663	$9,393
4/20	$11,065	$10,909
5/20	$10,814	$10,606
6/20	$11,380	$11,326
7/20	$12,348	$12,502
8/20	$12,833	$12,939
9/20	$12,948	$13,020
10/20	$13,172	$13,166
11/20	$14,079	$14,302
12/20	$15,502	$15,759
1/21	$15,166	$15,392
2/21	$15,710	$16,197
3/21	$15,934	$16,565
4/21	$15,722	$16,411
5/21	$16,745	$17,834
6/21	$17,049	$17,710
7/21	$17,628	$17,862
8/21	$18,951	$19,817
9/21	$18,991	$19,936
10/21	$19,255	$19,778
11/21	$18,583	$19,177
12/21	$19,228	$19,893
1/22	$18,784	$19,622
2/22	$17,885	$18,836
3/22	$18,095	$19,524
4/22	$17,231	$19,197
5/22	$16,211	$18,079
6/22	$15,125	$16,860
7/22	$16,459	$18,432
8/22	$16,581	$19,189
9/22	$15,927	$17,955
10/22	$16,472	$18,415
11/22	$17,292	$19,372
12/22	$16,241	$18,311
1/23	$16,040	$17,763
2/23	$15,514	$16,952
3/23	$15,540	$17,148
4/23	$16,004	$17,863
5/23	$16,446	$18,383
6/23	$17,304	$19,246
7/23	$17,847	$19,821
8/23	$17,741	$19,444
9/23	$17,847	$19,769
10/23	$17,452	$19,181
11/23	$18,531	$20,463
12/23	$19,587	$22,121
1/24	$20,140	$22,654
2/24	$20,682	$23,275
3/24	$20,798	$23,464
4/24	$21,213	$24,007
5/24	$21,472	$24,177
6/24	$23,076	$25,858
7/24	$24,171	$26,886
8/24	$24,331	$27,169
9/24	$25,133	$27,743
10/24	$23,413	$25,451
11/24	$23,557	$25,345
12/24	$23,016	$24,602
1/25	$21,752	$23,727
2/25	$20,447	$21,825
3/25	$21,602	$23,875
4/25	$22,671	$25,024
5/25	$23,016	$25,305
6/25	$23,619	$26,077
7/25	$22,355	$24,748
8/25	$21,987	$23,973
9/25	$21,890	$24,094
10/25	$22,763	$25,151
11/25	$22,809	$25,370
12/25	$22,514	$25,246

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	(2.17)%	7.75%	9.03%
Class A with 5.25% Maximum Sales Charge	(7.31)%	6.59%	8.45%
MSCI India Index (net of foreign withholding taxes)	2.62%	9.88%	9.69%
Footnote	Description
Footnote[1]	Performance prior to September 15, 2016 is that of the Fund’s former investment sub-adviser.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$209,688,752
# of Portfolio Holdings (for Greater India Portfolio)	69
Portfolio Turnover Rate (for Greater India Portfolio)	26%
Total Advisory Fees Paid	$2,171,391

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Greater India Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Financials 32.9%
Consumer Discretionary 18.3%
Information Technology 9.2%
Health Care 8.1%
Materials 7.4%
Consumer Staples 6.5%
Industrials 5.8%
Energy 4.8%
Communication Services 4.2%
Real Estate 1.9%
Utilities 0.9%
Short-Term Investments 0.0%*

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.9%
Real Estate	1.9%
Communication Services	4.2%
Energy	4.8%
Industrials	5.8%
Consumer Staples	6.5%
Materials	7.4%
Health Care	8.1%
Information Technology	9.2%
Consumer Discretionary	18.3%
Financials	32.9%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	6.3%
Infosys Ltd.	5.0%
HDFC Bank Ltd.	5.0%
Reliance Industries Ltd.	4.8%
Mahindra & Mahindra Ltd.	4.5%
Bharti Airtel Ltd.	3.3%
Axis Bank Ltd.	3.1%
Bajaj Finance Ltd.	3.0%
Sun Pharmaceutical Industries Ltd.	2.8%
Kotak Mahindra Bank Ltd.	2.8%
Total	40.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

In February 2026, the Board of Trustees (the "Board") of the Fund approved a name change of the Fund to Eaton Vance India Fund along with a change to the Fund's investment strategy, termination of the investment sub-advisory agreement with the current sub-adviser to the Fund, Goldman Sachs Asset Management, L.P., as well as a new investment sub-advisory agreement with Morgan Stanley Investment Management Company.  Boston Management and Research will continue to serve as the Fund's investment adviser.  The Board additionally approved a reduction in the Fund’s investment adviser fee and establishment of an expense cap for the Fund.  These changes will be effective on or about April 13, 2026.  Please see the Fund's prospectus for further information.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

ETGIX-TSR-AR

Eaton Vance Greater India Fund

Class C ECGIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.32%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI India Index (the Index):

↓ The Fund’s exposures to the consumer discretionary and industrials sectors were the largest detractors from Index-relative performance during the period

↓ An overweight position in Trent Ltd., detracted due to revenue growth moderation and missed market expectations, raising concerns about its premium valuation

↓ An overweight position in Dixon Technologies (India) Ltd. hurt returns as slower medium‑term growth expectations and rising competition weighed on sentiment

↑ In contrast, the Fund’s exposures to the financials and information technology sectors were the largest contributors to Index-relative returns

↑ An overweight position in Bajaj Finance Ltd. contributed to returns as the market rewarded its disciplined assets under management growth and rise in profit

↑ A zero-weight position in Tata Consultancy Services Ltd. helped as the stock lagged due to weak global information technology spending and slow revenue growth

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI India Index
12/15	$10,000	$10,000
1/16	$9,216	$9,312
2/16	$8,565	$8,623
3/16	$9,655	$9,750
4/16	$9,960	$9,797
5/16	$10,314	$9,981
6/16	$10,664	$10,113
7/16	$11,368	$10,687
8/16	$11,709	$10,811
9/16	$11,470	$10,712
10/16	$11,519	$10,659
11/16	$10,394	$9,864
12/16	$10,195	$9,857
1/17	$10,833	$10,286
2/17	$11,435	$10,893
3/17	$12,121	$11,544
4/17	$12,502	$11,767
5/17	$12,759	$11,974
6/17	$12,826	$11,880
7/17	$13,629	$12,795
8/17	$13,709	$12,699
9/17	$13,219	$12,231
10/17	$13,870	$13,132
11/17	$14,021	$13,040
12/17	$14,662	$13,677
1/18	$14,731	$14,148
2/18	$13,820	$13,199
3/18	$13,701	$12,726
4/18	$14,031	$13,250
5/18	$13,537	$12,773
6/18	$13,358	$12,649
7/18	$14,095	$13,473
8/18	$13,949	$13,603
9/18	$12,523	$12,364
10/18	$11,661	$11,502
11/18	$12,893	$12,694
12/18	$12,791	$12,678
1/19	$12,550	$12,433
2/19	$12,523	$12,437
3/19	$13,541	$13,585
4/19	$13,426	$13,661
5/19	$13,551	$13,691
6/19	$13,495	$13,653
7/19	$12,726	$12,941
8/19	$12,571	$12,563
9/19	$13,310	$12,950
10/19	$13,814	$13,510
11/19	$13,857	$13,434
12/19	$14,030	$13,638
1/20	$14,131	$13,530
2/20	$13,555	$12,546
3/20	$9,902	$9,393
4/20	$11,332	$10,909
5/20	$11,068	$10,606
6/20	$11,640	$11,326
7/20	$12,624	$12,502
8/20	$13,111	$12,939
9/20	$13,222	$13,020
10/20	$13,443	$13,166
11/20	$14,358	$14,302
12/20	$15,803	$15,759
1/21	$15,452	$15,392
2/21	$15,996	$16,197
3/21	$16,217	$16,565
4/21	$15,991	$16,411
5/21	$17,022	$17,834
6/21	$17,320	$17,710
7/21	$17,894	$17,862
8/21	$19,213	$19,817
9/21	$19,247	$19,936
10/21	$19,498	$19,778
11/21	$18,814	$19,177
12/21	$19,465	$19,893
1/22	$19,010	$19,622
2/22	$18,101	$18,836
3/22	$18,320	$19,524
4/22	$17,437	$19,197
5/22	$16,389	$18,079
6/22	$15,287	$16,860
7/22	$16,630	$18,432
8/22	$16,737	$19,189
9/22	$16,063	$17,955
10/22	$16,603	$18,415
11/22	$17,421	$19,372
12/22	$16,332	$18,311
1/23	$16,117	$17,763
2/23	$15,586	$16,952
3/23	$15,599	$17,148
4/23	$16,056	$17,863
5/23	$16,486	$18,383
6/23	$17,333	$19,246
7/23	$17,871	$19,821
8/23	$17,750	$19,444
9/23	$17,844	$19,769
10/23	$17,441	$19,181
11/23	$18,509	$20,463
12/23	$19,553	$22,121
1/24	$20,090	$22,654
2/24	$20,620	$23,275
3/24	$20,720	$23,464
4/24	$21,121	$24,007
5/24	$21,364	$24,177
6/24	$22,946	$25,858
7/24	$24,020	$26,886
8/24	$24,170	$27,169
9/24	$24,950	$27,743
10/24	$23,225	$25,451
11/24	$23,354	$25,345
12/24	$22,803	$24,602
1/25	$21,538	$23,727
2/25	$20,229	$21,825
3/25	$21,358	$23,875
4/25	$22,404	$25,024
5/25	$22,735	$25,305
6/25	$23,314	$26,077
7/25	$22,050	$24,748
8/25	$21,674	$23,973
9/25	$21,561	$24,094
10/25	$22,411	$25,151
11/25	$22,441	$25,370
12/25	$22,138	$25,246

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(2.91)%	6.97%	8.26%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(3.72)%	6.97%	8.26%
MSCI India Index (net of foreign withholding taxes)	2.62%	9.88%	9.69%
Footnote	Description
Footnote[1]	Performance prior to September 15, 2016 is that of the Fund’s former investment sub-adviser.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$209,688,752
# of Portfolio Holdings (for Greater India Portfolio)	69
Portfolio Turnover Rate (for Greater India Portfolio)	26%
Total Advisory Fees Paid	$2,171,391

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Greater India Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.9%
Real Estate	1.9%
Communication Services	4.2%
Energy	4.8%
Industrials	5.8%
Consumer Staples	6.5%
Materials	7.4%
Health Care	8.1%
Information Technology	9.2%
Consumer Discretionary	18.3%
Financials	32.9%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	6.3%
Infosys Ltd.	5.0%
HDFC Bank Ltd.	5.0%
Reliance Industries Ltd.	4.8%
Mahindra & Mahindra Ltd.	4.5%
Bharti Airtel Ltd.	3.3%
Axis Bank Ltd.	3.1%
Bajaj Finance Ltd.	3.0%
Sun Pharmaceutical Industries Ltd.	2.8%
Kotak Mahindra Bank Ltd.	2.8%
Total	40.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

In February 2026, the Board of Trustees (the "Board") of the Fund approved a name change of the Fund to Eaton Vance India Fund along with a change to the Fund's investment strategy, termination of the investment sub-advisory agreement with the current sub-adviser to the Fund, Goldman Sachs Asset Management, L.P., as well as a new investment sub-advisory agreement with Morgan Stanley Investment Management Company.  Boston Management and Research will continue to serve as the Fund's investment adviser.  The Board additionally approved a reduction in the Fund’s investment adviser fee and establishment of an expense cap for the Fund.  These changes will be effective on or about April 13, 2026.  Please see the Fund's prospectus for further information.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

ECGIX-TSR-AR

Eaton Vance Greater India Fund

Class I EGIIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$131	1.32%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI India Index (the Index):

↓ The Fund’s exposures to the consumer discretionary and industrials sectors were the largest detractors from Index-relative performance during the period

↓ An overweight position in Trent Ltd., detracted due to revenue growth moderation and missed market expectations, raising concerns about its premium valuation

↓ An overweight position in Dixon Technologies (India) Ltd. hurt returns as slower medium‑term growth expectations and rising competition weighed on sentiment

↑ In contrast, the Fund’s exposures to the financials and information technology sectors were the largest contributors to Index-relative returns

↑ An overweight position in Bajaj Finance Ltd. contributed to returns as the market rewarded its disciplined assets under management growth and rise in profit

↑ A zero-weight position in Tata Consultancy Services Ltd. helped as the stock lagged due to weak global information technology spending and slow revenue growth

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI India Index
12/15	$1,000,000	$1,000,000
1/16	$922,226	$931,183
2/16	$857,796	$862,265
3/16	$967,594	$975,041
4/16	$999,238	$979,680
5/16	$1,035,837	$998,093
6/16	$1,071,674	$1,011,339
7/16	$1,143,347	$1,068,738
8/16	$1,178,803	$1,081,122
9/16	$1,155,928	$1,071,224
10/16	$1,161,266	$1,065,931
11/16	$1,049,180	$986,446
12/16	$1,029,718	$985,674
1/17	$1,094,724	$1,028,565
2/17	$1,157,038	$1,089,302
3/17	$1,227,045	$1,154,425
4/17	$1,267,049	$1,176,701
5/17	$1,293,975	$1,197,368
6/17	$1,301,668	$1,187,996
7/17	$1,384,630	$1,279,522
8/17	$1,393,526	$1,269,923
9/17	$1,344,793	$1,223,074
10/17	$1,412,478	$1,313,239
11/17	$1,428,722	$1,303,985
12/17	$1,495,377	$1,367,676
1/18	$1,503,747	$1,414,761
2/18	$1,412,079	$1,319,908
3/18	$1,400,920	$1,272,578
4/18	$1,435,993	$1,324,951
5/18	$1,386,572	$1,277,331
6/18	$1,369,035	$1,264,900
7/18	$1,445,957	$1,347,292
8/18	$1,432,473	$1,360,282
9/18	$1,287,092	$1,236,445
10/18	$1,199,701	$1,150,174
11/18	$1,326,961	$1,269,444
12/18	$1,318,101	$1,267,768
1/19	$1,293,938	$1,243,343
2/19	$1,292,327	$1,243,735
3/19	$1,398,645	$1,358,519
4/19	$1,387,771	$1,366,135
5/19	$1,401,867	$1,369,093
6/19	$1,397,034	$1,365,337
7/19	$1,318,906	$1,294,146
8/19	$1,303,800	$1,256,307
9/19	$1,381,812	$1,294,957
10/19	$1,435,342	$1,350,966
11/19	$1,440,736	$1,343,379
12/19	$1,460,239	$1,363,802
1/20	$1,471,858	$1,353,031
2/20	$1,413,349	$1,254,635
3/20	$1,033,247	$939,299
4/20	$1,183,462	$1,090,917
5/20	$1,156,905	$1,060,578
6/20	$1,217,489	$1,132,645
7/20	$1,321,643	$1,250,241
8/20	$1,373,717	$1,293,941
9/20	$1,386,617	$1,301,996
10/20	$1,411,170	$1,316,630
11/20	$1,508,550	$1,430,177
12/20	$1,661,277	$1,575,937
1/21	$1,625,905	$1,539,221
2/21	$1,684,166	$1,619,710
3/21	$1,708,719	$1,656,462
4/21	$1,686,663	$1,641,125
5/21	$1,795,278	$1,783,418
6/21	$1,827,738	$1,770,977
7/21	$1,889,329	$1,786,227
8/21	$2,029,156	$1,981,667
9/21	$2,034,565	$1,993,627
10/21	$2,062,448	$1,977,759
11/21	$1,992,950	$1,917,728
12/21	$2,065,098	$1,989,344
1/22	$2,018,905	$1,962,150
2/22	$1,925,160	$1,883,583
3/22	$1,954,144	$1,952,388
4/22	$1,861,305	$1,919,749
5/22	$1,751,257	$1,807,936
6/22	$1,634,416	$1,685,974
7/22	$1,778,882	$1,843,150
8/22	$1,792,469	$1,918,879
9/22	$1,721,820	$1,795,496
10/22	$1,781,147	$1,841,548
11/22	$1,870,363	$1,937,180
12/22	$1,762,382	$1,831,115
1/23	$1,741,155	$1,776,339
2/23	$1,684,550	$1,695,176
3/23	$1,687,272	$1,714,828
4/23	$1,737,890	$1,786,273
5/23	$1,786,331	$1,838,287
6/23	$1,879,947	$1,924,614
7/23	$1,939,274	$1,982,111
8/23	$1,928,388	$1,944,361
9/23	$1,940,362	$1,976,915
10/23	$1,897,364	$1,918,107
11/23	$2,015,473	$2,046,275
12/23	$2,131,115	$2,212,084
1/24	$2,191,548	$2,265,420
2/24	$2,251,411	$2,327,484
3/24	$2,263,953	$2,346,350
4/24	$2,309,563	$2,400,716
5/24	$2,338,639	$2,417,745
6/24	$2,513,667	$2,585,844
7/24	$2,633,392	$2,688,620
8/24	$2,651,636	$2,716,894
9/24	$2,739,435	$2,774,276
10/24	$2,552,435	$2,545,052
11/24	$2,568,398	$2,534,473
12/24	$2,509,718	$2,460,171
1/25	$2,373,179	$2,372,700
2/25	$2,230,729	$2,182,457
3/25	$2,357,219	$2,387,520
4/25	$2,474,253	$2,502,430
5/25	$2,512,673	$2,530,514
6/25	$2,579,465	$2,607,731
7/25	$2,441,744	$2,474,767
8/25	$2,401,550	$2,397,342
9/25	$2,391,502	$2,409,373
10/25	$2,487,848	$2,515,088
11/25	$2,493,167	$2,536,952
12/25	$2,461,944	$2,524,609

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	(1.90)%	8.18%	9.42%
MSCI India Index (net of foreign withholding taxes)	2.62%	9.88%	9.69%
Footnote	Description
Footnote[1]	Performance prior to September 15, 2016 is that of the Fund’s former investment sub-adviser.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$209,688,752
# of Portfolio Holdings (for Greater India Portfolio)	69
Portfolio Turnover Rate (for Greater India Portfolio)	26%
Total Advisory Fees Paid	$2,171,391

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Greater India Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.9%
Real Estate	1.9%
Communication Services	4.2%
Energy	4.8%
Industrials	5.8%
Consumer Staples	6.5%
Materials	7.4%
Health Care	8.1%
Information Technology	9.2%
Consumer Discretionary	18.3%
Financials	32.9%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	6.3%
Infosys Ltd.	5.0%
HDFC Bank Ltd.	5.0%
Reliance Industries Ltd.	4.8%
Mahindra & Mahindra Ltd.	4.5%
Bharti Airtel Ltd.	3.3%
Axis Bank Ltd.	3.1%
Bajaj Finance Ltd.	3.0%
Sun Pharmaceutical Industries Ltd.	2.8%
Kotak Mahindra Bank Ltd.	2.8%
Total	40.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

In February 2026, the Board of Trustees (the "Board") of the Fund approved a name change of the Fund to Eaton Vance India Fund along with a change to the Fund's investment strategy, termination of the investment sub-advisory agreement with the current sub-adviser to the Fund, Goldman Sachs Asset Management, L.P., as well as a new investment sub-advisory agreement with Morgan Stanley Investment Management Company.  Boston Management and Research will continue to serve as the Fund's investment adviser.  The Board additionally approved a reduction in the Fund’s investment adviser fee and establishment of an expense cap for the Fund.  These changes will be effective on or about April 13, 2026.  Please see the Fund's prospectus for further information.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EGIIX-TSR-AR

Eaton Vance Growth Fund

Class A EALCX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.04%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure and payment sector headwinds. The position was sold by year-end

↓ Not owning Palantir Technologies, Inc., a data integration and analytics software provider, detracted as shares rose on strong government and commercial demand

↓ An overweight position in Gartner, Inc. hurt returns as government spending cuts and artificial intelligence (AI) alternatives challenged growth expectations. The position was sold by year-end

↓ On a sector basis, stock selection in financials, information technology and industrials as well as an overweight to consumer staples, hurt returns the most

↑ An overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Broadcom Inc., a semiconductor firm, helped returns as the stock surged on AI chip demand, strong earnings and a major OpenAI deal

↑ An overweight position in Alphabet, Inc., parent of Google, helped returns as the stock rose on AI-driven search, cloud growth and strong earnings

↑ Stock selection and an underweight position in consumer discretionary, as well as stock selection in consumer staples and an overweight to industrials helped

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$8,780	$9,504	$9,442
2/16	$8,601	$9,491	$9,438
3/16	$9,155	$10,135	$10,074
4/16	$9,211	$10,174	$9,982
5/16	$9,462	$10,357	$10,176
6/16	$9,278	$10,384	$10,136
7/16	$9,817	$10,766	$10,615
8/16	$9,808	$10,782	$10,562
9/16	$9,851	$10,784	$10,600
10/16	$9,599	$10,587	$10,351
11/16	$9,695	$10,979	$10,577
12/16	$9,695	$11,196	$10,708
1/17	$10,138	$11,408	$11,068
2/17	$10,504	$11,861	$11,528
3/17	$10,508	$11,875	$11,662
4/17	$10,782	$11,997	$11,928
5/17	$11,060	$12,166	$12,238
6/17	$11,069	$12,242	$12,206
7/17	$11,290	$12,494	$12,531
8/17	$11,377	$12,532	$12,760
9/17	$11,459	$12,790	$12,926
10/17	$11,694	$13,089	$13,427
11/17	$12,017	$13,490	$13,835
12/17	$12,159	$13,640	$13,943
1/18	$13,131	$14,421	$14,930
2/18	$12,880	$13,890	$14,539
3/18	$12,510	$13,537	$14,140
4/18	$12,707	$13,589	$14,189
5/18	$13,281	$13,916	$14,811
6/18	$13,395	$14,002	$14,954
7/18	$13,729	$14,523	$15,393
8/18	$14,349	$14,996	$16,235
9/18	$14,486	$15,081	$16,325
10/18	$13,190	$14,050	$14,865
11/18	$13,254	$14,337	$15,023
12/18	$12,193	$13,042	$13,732
1/19	$13,411	$14,087	$14,966
2/19	$13,871	$14,540	$15,501
3/19	$14,124	$14,822	$15,943
4/19	$14,769	$15,422	$16,663
5/19	$13,561	$14,442	$15,610
6/19	$14,516	$15,460	$16,682
7/19	$14,842	$15,682	$17,059
8/19	$14,470	$15,434	$16,928
9/19	$14,392	$15,723	$16,930
10/19	$14,790	$16,063	$17,408
11/19	$15,436	$16,646	$18,180
12/19	$15,896	$17,149	$18,729
1/20	$16,128	$17,142	$19,147
2/20	$14,964	$15,731	$17,843
3/20	$13,291	$13,788	$16,088
4/20	$15,326	$15,555	$18,468
5/20	$16,422	$16,296	$19,708
6/20	$17,157	$16,620	$20,567
7/20	$18,191	$17,558	$22,149
8/20	$19,980	$18,820	$24,435
9/20	$19,107	$18,105	$23,285
10/20	$18,637	$17,623	$22,494
11/20	$20,892	$19,552	$24,797
12/20	$21,803	$20,304	$25,938
1/21	$21,584	$20,099	$25,746
2/21	$22,258	$20,653	$25,740
3/21	$22,306	$21,558	$26,182
4/21	$23,593	$22,708	$27,963
5/21	$23,423	$22,867	$27,577
6/21	$24,551	$23,401	$29,307
7/21	$25,013	$23,956	$30,273
8/21	$25,783	$24,685	$31,404
9/21	$24,193	$23,537	$29,646
10/21	$25,662	$25,186	$32,213
11/21	$25,407	$25,011	$32,410
12/21	$26,080	$26,132	$33,096
1/22	$23,913	$24,780	$30,255
2/22	$22,694	$24,038	$28,970
3/22	$23,030	$24,931	$30,103
4/22	$20,368	$22,757	$26,468
5/22	$20,079	$22,798	$25,853
6/22	$18,465	$20,916	$23,805
7/22	$20,507	$22,845	$26,662
8/22	$19,420	$21,913	$25,420
9/22	$17,595	$19,895	$22,949
10/22	$18,787	$21,506	$24,290
11/22	$19,756	$22,708	$25,397
12/22	$18,351	$21,399	$23,453
1/23	$19,804	$22,744	$25,407
2/23	$19,123	$22,189	$25,106
3/23	$20,583	$23,004	$26,822
4/23	$20,868	$23,363	$27,086
5/23	$21,681	$23,464	$28,321
6/23	$23,064	$25,015	$30,258
7/23	$23,926	$25,818	$31,277
8/23	$23,718	$25,407	$30,996
9/23	$22,320	$24,196	$29,310
10/23	$22,028	$23,687	$28,893
11/23	$24,399	$25,850	$32,043
12/23	$25,380	$27,025	$33,462
1/24	$26,339	$27,479	$34,296
2/24	$28,181	$28,946	$36,636
3/24	$28,592	$29,878	$37,281
4/24	$27,321	$28,657	$35,700
5/24	$29,147	$30,078	$37,837
6/24	$31,240	$31,157	$40,388
7/24	$30,654	$31,537	$39,701
8/24	$31,369	$32,302	$40,528
9/24	$31,902	$32,992	$41,677
10/24	$31,750	$32,692	$41,539
11/24	$33,546	$34,611	$44,233
12/24	$33,618	$33,786	$44,623
1/25	$34,301	$34,727	$45,506
2/25	$33,260	$34,274	$43,871
3/25	$30,551	$32,343	$40,175
4/25	$31,096	$32,124	$40,887
5/25	$33,716	$34,146	$44,505
6/25	$35,611	$35,882	$47,342
7/25	$36,807	$36,687	$49,129
8/25	$36,717	$37,431	$49,679
9/25	$37,937	$38,797	$52,318
10/25	$39,287	$39,706	$54,218
11/25	$38,856	$39,803	$53,236
12/25	$38,524	$39,827	$52,906

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	14.59%	12.05%	15.04%
Class A with 5.25% Maximum Sales Charge	8.57%	10.85%	14.43%
S&P 500® Index	17.88%	14.42%	14.81%
Russell 1000® Growth Index	18.56%	15.31%	18.11%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$445,005,370
# of Portfolio Holdings	49
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$2,800,086

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 49.7%
Communication Services 13.3%
Consumer Discretionary 12.2%
Health Care 7.5%
Industrials 6.7%
Financials 5.6%
Consumer Staples 3.8%
Real Estate 0.9%
Short-Term Investments 0.3%

Value	Value
Short-Term Investments	0.3%
Real Estate	0.9%
Consumer Staples	3.8%
Financials	5.6%
Industrials	6.7%
Health Care	7.5%
Consumer Discretionary	12.2%
Communication Services	13.3%
Information Technology	49.7%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	14.9%
Microsoft Corp.	9.8%
Apple, Inc.	7.7%
Amazon.com, Inc.	7.0%
Broadcom, Inc.	6.5%
Alphabet, Inc., Class A	4.8%
Meta Platforms, Inc., Class A	4.3%
Eli Lilly & Co.	3.5%
Visa, Inc., Class A	3.2%
Lam Research Corp.	2.6%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EALCX-TSR-AR

Eaton Vance Growth Fund

Class C ECLCX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.79%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure and payment sector headwinds. The position was sold by year-end

↓ Not owning Palantir Technologies, Inc., a data integration and analytics software provider, detracted as shares rose on strong government and commercial demand

↓ An overweight position in Gartner, Inc. hurt returns as government spending cuts and artificial intelligence (AI) alternatives challenged growth expectations. The position was sold by year-end

↓ On a sector basis, stock selection in financials, information technology and industrials as well as an overweight to consumer staples, hurt returns the most

↑ An overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Broadcom Inc., a semiconductor firm, helped returns as the stock surged on AI chip demand, strong earnings and a major OpenAI deal

↑ An overweight position in Alphabet, Inc., parent of Google, helped returns as the stock rose on AI-driven search, cloud growth and strong earnings

↑ Stock selection and an underweight position in consumer discretionary, as well as stock selection in consumer staples and an overweight to industrials helped

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index	Russell 1000® Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$9,260	$9,504	$9,442
2/16	$9,070	$9,491	$9,438
3/16	$9,645	$10,135	$10,074
4/16	$9,697	$10,174	$9,982
5/16	$9,954	$10,357	$10,176
6/16	$9,759	$10,384	$10,136
7/16	$10,319	$10,766	$10,615
8/16	$10,298	$10,782	$10,562
9/16	$10,340	$10,784	$10,600
10/16	$10,068	$10,587	$10,351
11/16	$10,162	$10,979	$10,577
12/16	$10,157	$11,196	$10,708
1/17	$10,612	$11,408	$11,068
2/17	$10,994	$11,861	$11,528
3/17	$10,989	$11,875	$11,662
4/17	$11,266	$11,997	$11,928
5/17	$11,554	$12,166	$12,238
6/17	$11,554	$12,242	$12,206
7/17	$11,779	$12,494	$12,531
8/17	$11,863	$12,532	$12,760
9/17	$11,941	$12,790	$12,926
10/17	$12,177	$13,089	$13,427
11/17	$12,507	$13,490	$13,835
12/17	$12,641	$13,640	$13,943
1/18	$13,647	$14,421	$14,930
2/18	$13,381	$13,890	$14,539
3/18	$12,989	$13,537	$14,140
4/18	$13,182	$13,589	$14,189
5/18	$13,768	$13,916	$14,811
6/18	$13,879	$14,002	$14,954
7/18	$14,216	$14,523	$15,393
8/18	$14,846	$14,996	$16,235
9/18	$14,979	$15,081	$16,325
10/18	$13,636	$14,050	$14,865
11/18	$13,691	$14,337	$15,023
12/18	$12,586	$13,042	$13,732
1/19	$13,834	$14,087	$14,966
2/19	$14,302	$14,540	$15,501
3/19	$14,551	$14,822	$15,943
4/19	$15,211	$15,422	$16,663
5/19	$13,956	$14,442	$15,610
6/19	$14,929	$15,460	$16,682
7/19	$15,249	$15,682	$17,059
8/19	$14,859	$15,434	$16,928
9/19	$14,776	$15,723	$16,930
10/19	$15,172	$16,063	$17,408
11/19	$15,825	$16,646	$18,180
12/19	$16,280	$17,149	$18,729
1/20	$16,509	$17,142	$19,147
2/20	$15,308	$15,731	$17,843
3/20	$13,586	$13,788	$16,088
4/20	$15,658	$15,555	$18,468
5/20	$16,766	$16,296	$19,708
6/20	$17,509	$16,620	$20,567
7/20	$18,552	$17,558	$22,149
8/20	$20,364	$18,820	$24,435
9/20	$19,469	$18,105	$23,285
10/20	$18,973	$17,623	$22,494
11/20	$21,253	$19,552	$24,797
12/20	$22,168	$20,304	$25,938
1/21	$21,934	$20,099	$25,746
2/21	$22,606	$20,653	$25,740
3/21	$22,637	$21,558	$26,182
4/21	$23,926	$22,708	$27,963
5/21	$23,747	$22,867	$27,577
6/21	$24,872	$23,401	$29,307
7/21	$25,325	$23,956	$30,273
8/21	$26,083	$24,685	$31,404
9/21	$24,465	$23,537	$29,646
10/21	$25,927	$25,186	$32,213
11/21	$25,653	$25,011	$32,410
12/21	$26,314	$26,132	$33,096
1/22	$24,116	$24,780	$30,255
2/22	$22,874	$24,038	$28,970
3/22	$23,196	$24,931	$30,103
4/22	$20,502	$22,757	$26,468
5/22	$20,198	$22,798	$25,853
6/22	$18,565	$20,916	$23,805
7/22	$20,607	$22,845	$26,662
8/22	$19,503	$21,913	$25,420
9/22	$17,653	$19,895	$22,949
10/22	$18,843	$21,506	$24,290
11/22	$19,799	$22,708	$25,397
12/22	$18,380	$21,399	$23,453
1/23	$19,827	$22,744	$25,407
2/23	$19,127	$22,189	$25,106
3/23	$20,582	$23,004	$26,822
4/23	$20,853	$23,363	$27,086
5/23	$21,646	$23,464	$28,321
6/23	$23,017	$25,015	$30,258
7/23	$23,866	$25,818	$31,277
8/23	$23,643	$25,407	$30,996
9/23	$22,234	$24,196	$29,310
10/23	$21,926	$23,687	$28,893
11/23	$24,277	$25,850	$32,043
12/23	$25,229	$27,025	$33,462
1/24	$26,169	$27,479	$34,296
2/24	$27,976	$28,946	$36,636
3/24	$28,367	$29,878	$37,281
4/24	$27,088	$28,657	$35,700
5/24	$28,885	$30,078	$37,837
6/24	$30,934	$31,157	$40,388
7/24	$30,342	$31,537	$39,701
8/24	$31,029	$32,302	$40,528
9/24	$31,536	$32,992	$41,677
10/24	$31,367	$32,692	$41,539
11/24	$33,121	$34,611	$44,233
12/24	$33,167	$33,786	$44,623
1/25	$33,818	$34,727	$45,506
2/25	$32,772	$34,274	$43,871
3/25	$30,089	$32,343	$40,175
4/25	$30,600	$32,124	$40,887
5/25	$33,155	$34,146	$44,505
6/25	$35,014	$35,882	$47,342
7/25	$36,164	$36,687	$49,129
8/25	$36,048	$37,431	$49,679
9/25	$37,221	$38,797	$52,318
10/25	$38,523	$39,706	$54,218
11/25	$38,070	$39,803	$53,236
12/25	$38,292	$39,827	$52,906

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	13.75%	11.21%	14.36%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	12.83%	11.21%	14.36%
S&P 500® Index	17.88%	14.42%	14.81%
Russell 1000® Growth Index	18.56%	15.31%	18.11%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$445,005,370
# of Portfolio Holdings	49
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$2,800,086

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Real Estate	0.9%
Consumer Staples	3.8%
Financials	5.6%
Industrials	6.7%
Health Care	7.5%
Consumer Discretionary	12.2%
Communication Services	13.3%
Information Technology	49.7%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	14.9%
Microsoft Corp.	9.8%
Apple, Inc.	7.7%
Amazon.com, Inc.	7.0%
Broadcom, Inc.	6.5%
Alphabet, Inc., Class A	4.8%
Meta Platforms, Inc., Class A	4.3%
Eli Lilly & Co.	3.5%
Visa, Inc., Class A	3.2%
Lam Research Corp.	2.6%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

ECLCX-TSR-AR

Eaton Vance Growth Fund

Class I ELCIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.79%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure and payment sector headwinds. The position was sold by year-end

↓ Not owning Palantir Technologies, Inc., a data integration and analytics software provider, detracted as shares rose on strong government and commercial demand

↓ An overweight position in Gartner, Inc. hurt returns as government spending cuts and artificial intelligence (AI) alternatives challenged growth expectations. The position was sold by year-end

↓ On a sector basis, stock selection in financials, information technology and industrials as well as an overweight to consumer staples, hurt returns the most

↑ An overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Broadcom Inc., a semiconductor firm, helped returns as the stock surged on AI chip demand, strong earnings and a major OpenAI deal

↑ An overweight position in Alphabet, Inc., parent of Google, helped returns as the stock rose on AI-driven search, cloud growth and strong earnings

↑ Stock selection and an underweight position in consumer discretionary, as well as stock selection in consumer staples and an overweight to industrials helped

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	Russell 1000® Growth Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$927,065	$950,376	$944,173
2/16	$908,612	$949,094	$943,770
3/16	$967,047	$1,013,478	$1,007,419
4/16	$972,759	$1,017,407	$998,220
5/16	$999,561	$1,035,678	$1,017,604
6/16	$980,544	$1,038,362	$1,013,608
7/16	$1,038,011	$1,076,645	$1,061,452
8/16	$1,037,113	$1,078,156	$1,056,178
9/16	$1,041,603	$1,078,360	$1,060,042
10/16	$1,015,563	$1,058,690	$1,035,149
11/16	$1,025,440	$1,097,898	$1,057,672
12/16	$1,025,889	$1,119,599	$1,070,765
1/17	$1,073,031	$1,140,834	$1,106,848
2/17	$1,112,091	$1,186,132	$1,152,822
3/17	$1,112,989	$1,187,516	$1,166,156
4/17	$1,141,723	$1,199,711	$1,192,826
5/17	$1,171,803	$1,216,594	$1,223,843
6/17	$1,172,701	$1,224,188	$1,220,618
7/17	$1,196,568	$1,249,360	$1,253,061
8/17	$1,206,029	$1,253,185	$1,276,032
9/17	$1,215,039	$1,279,036	$1,292,623
10/17	$1,240,268	$1,308,883	$1,342,708
11/17	$1,274,507	$1,349,026	$1,383,499
12/17	$1,289,700	$1,364,025	$1,394,270
1/18	$1,393,480	$1,442,121	$1,493,021
2/18	$1,367,063	$1,388,969	$1,453,872
3/18	$1,328,381	$1,353,670	$1,414,003
4/18	$1,349,137	$1,358,865	$1,418,943
5/18	$1,410,462	$1,391,589	$1,481,137
6/18	$1,422,727	$1,400,154	$1,495,398
7/18	$1,459,049	$1,452,259	$1,539,298
8/18	$1,524,619	$1,499,581	$1,623,461
9/18	$1,539,715	$1,508,116	$1,632,534
10/18	$1,402,442	$1,405,036	$1,486,542
11/18	$1,409,518	$1,433,669	$1,502,331
12/18	$1,296,983	$1,304,222	$1,373,165
1/19	$1,426,256	$1,408,736	$1,496,593
2/19	$1,476,263	$1,453,969	$1,550,141
3/19	$1,502,862	$1,482,222	$1,594,262
4/19	$1,572,553	$1,542,236	$1,666,291
5/19	$1,443,812	$1,444,230	$1,561,026
6/19	$1,545,953	$1,546,014	$1,668,232
7/19	$1,580,532	$1,568,233	$1,705,902
8/19	$1,541,165	$1,543,392	$1,692,837
9/19	$1,533,718	$1,572,270	$1,693,047
10/19	$1,576,276	$1,606,325	$1,740,777
11/19	$1,645,435	$1,664,632	$1,818,003
12/19	$1,694,463	$1,714,874	$1,872,854
1/20	$1,719,996	$1,714,202	$1,914,722
2/20	$1,595,813	$1,573,090	$1,784,326
3/20	$1,417,662	$1,378,793	$1,608,792
4/20	$1,634,693	$1,555,546	$1,846,847
5/20	$1,752,493	$1,629,634	$1,970,833
6/20	$1,831,413	$1,662,043	$2,056,653
7/20	$1,941,669	$1,755,757	$2,214,890
8/20	$2,133,498	$1,881,962	$2,443,450
9/20	$2,041,045	$1,810,454	$2,328,485
10/20	$1,990,990	$1,762,307	$2,249,406
11/20	$2,232,429	$1,955,216	$2,479,727
12/20	$2,330,017	$2,030,390	$2,593,772
1/21	$2,307,028	$2,009,892	$2,574,581
2/21	$2,379,724	$2,065,314	$2,573,985
3/21	$2,385,316	$2,155,766	$2,618,207
4/21	$2,523,253	$2,270,817	$2,796,346
5/21	$2,505,856	$2,286,677	$2,757,669
6/21	$2,627,017	$2,340,059	$2,930,679
7/21	$2,677,345	$2,395,647	$3,027,263
8/21	$2,759,983	$2,468,488	$3,140,449
9/21	$2,590,358	$2,353,679	$2,964,566
10/21	$2,748,178	$2,518,582	$3,221,343
11/21	$2,721,460	$2,501,131	$3,241,039
12/21	$2,794,102	$2,613,222	$3,309,563
1/22	$2,562,269	$2,477,996	$3,025,520
2/22	$2,432,576	$2,403,801	$2,897,015
3/22	$2,468,863	$2,493,053	$3,010,340
4/22	$2,183,943	$2,275,654	$2,646,806
5/22	$2,153,703	$2,279,829	$2,585,274
6/22	$1,981,004	$2,091,643	$2,380,491
7/22	$2,200,070	$2,284,502	$2,666,200
8/22	$2,084,489	$2,191,336	$2,541,998
9/22	$1,888,270	$1,989,517	$2,294,876
10/22	$2,017,291	$2,150,591	$2,429,008
11/22	$2,121,448	$2,270,775	$2,539,690
12/22	$1,970,777	$2,139,945	$2,345,260
1/23	$2,127,761	$2,274,406	$2,540,731
2/23	$2,054,926	$2,218,913	$2,510,557
3/23	$2,212,617	$2,300,379	$2,682,169
4/23	$2,243,730	$2,336,284	$2,708,631
5/23	$2,330,708	$2,346,439	$2,832,086
6/23	$2,480,620	$2,501,481	$3,025,760
7/23	$2,573,961	$2,581,841	$3,127,697
8/23	$2,552,040	$2,540,734	$3,099,614
9/23	$2,402,128	$2,419,597	$2,931,045
10/23	$2,371,014	$2,368,721	$2,889,314
11/23	$2,626,996	$2,585,046	$3,204,281
12/23	$2,733,270	$2,702,486	$3,346,173
1/24	$2,836,471	$2,747,899	$3,429,632
2/24	$3,035,940	$2,894,625	$3,663,626
3/24	$3,080,609	$2,987,758	$3,728,121
4/24	$2,944,292	$2,865,725	$3,569,990
5/24	$3,141,451	$3,007,821	$3,783,708
6/24	$3,367,876	$3,115,748	$4,038,849
7/24	$3,305,493	$3,153,674	$3,970,147
8/24	$3,383,279	$3,230,171	$4,052,836
9/24	$3,441,810	$3,299,158	$4,167,655
10/24	$3,425,637	$3,269,240	$4,153,864
11/24	$3,620,486	$3,461,148	$4,423,285
12/24	$3,628,602	$3,378,640	$4,462,330
1/25	$3,703,190	$3,472,727	$4,550,596
2/25	$3,591,717	$3,427,414	$4,387,108
3/25	$3,299,921	$3,234,299	$4,017,540
4/25	$3,358,936	$3,212,367	$4,088,693
5/25	$3,642,536	$3,414,569	$4,450,463
6/25	$3,849,088	$3,588,209	$4,734,211
7/25	$3,979,413	$3,668,739	$4,912,938
8/25	$3,970,397	$3,743,110	$4,967,863
9/25	$4,102,361	$3,879,734	$5,231,772
10/25	$4,249,899	$3,970,572	$5,421,816
11/25	$4,203,998	$3,980,304	$5,323,557
12/25	$4,168,718	$3,982,741	$5,290,555

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	14.88%	12.33%	15.33%
S&P 500® Index	17.88%	14.42%	14.81%
Russell 1000® Growth Index	18.56%	15.31%	18.11%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$445,005,370
# of Portfolio Holdings	49
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$2,800,086

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Real Estate	0.9%
Consumer Staples	3.8%
Financials	5.6%
Industrials	6.7%
Health Care	7.5%
Consumer Discretionary	12.2%
Communication Services	13.3%
Information Technology	49.7%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	14.9%
Microsoft Corp.	9.8%
Apple, Inc.	7.7%
Amazon.com, Inc.	7.0%
Broadcom, Inc.	6.5%
Alphabet, Inc., Class A	4.8%
Meta Platforms, Inc., Class A	4.3%
Eli Lilly & Co.	3.5%
Visa, Inc., Class A	3.2%
Lam Research Corp.	2.6%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

ELCIX-TSR-AR

Eaton Vance Growth Fund

Class R ELCRX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$138	1.29%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure and payment sector headwinds. The position was sold by year-end

↓ Not owning Palantir Technologies, Inc., a data integration and analytics software provider, detracted as shares rose on strong government and commercial demand

↓ An overweight position in Gartner, Inc. hurt returns as government spending cuts and artificial intelligence (AI) alternatives challenged growth expectations. The position was sold by year-end

↓ On a sector basis, stock selection in financials, information technology and industrials as well as an overweight to consumer staples, hurt returns the most

↑ An overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Broadcom Inc., a semiconductor firm, helped returns as the stock surged on AI chip demand, strong earnings and a major OpenAI deal

↑ An overweight position in Alphabet, Inc., parent of Google, helped returns as the stock rose on AI-driven search, cloud growth and strong earnings

↑ Stock selection and an underweight position in consumer discretionary, as well as stock selection in consumer staples and an overweight to industrials helped

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	S&P 500® Index	Russell 1000® Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$9,261	$9,504	$9,442
2/16	$9,073	$9,491	$9,438
3/16	$9,656	$10,135	$10,074
4/16	$9,711	$10,174	$9,982
5/16	$9,972	$10,357	$10,176
6/16	$9,779	$10,384	$10,136
7/16	$10,343	$10,766	$10,615
8/16	$10,329	$10,782	$10,562
9/16	$10,376	$10,784	$10,600
10/16	$10,110	$10,587	$10,351
11/16	$10,208	$10,979	$10,577
12/16	$10,203	$11,196	$10,708
1/17	$10,669	$11,408	$11,068
2/17	$11,052	$11,861	$11,528
3/17	$11,056	$11,875	$11,662
4/17	$11,341	$11,997	$11,928
5/17	$11,630	$12,166	$12,238
6/17	$11,635	$12,242	$12,206
7/17	$11,863	$12,494	$12,531
8/17	$11,956	$12,532	$12,760
9/17	$12,040	$12,790	$12,926
10/17	$12,283	$13,089	$13,427
11/17	$12,619	$13,490	$13,835
12/17	$12,766	$13,640	$13,943
1/18	$13,784	$14,421	$14,930
2/18	$13,520	$13,890	$14,539
3/18	$13,128	$13,537	$14,140
4/18	$13,334	$13,589	$14,189
5/18	$13,926	$13,916	$14,811
6/18	$14,048	$14,002	$14,954
7/18	$14,396	$14,523	$15,393
8/18	$15,042	$14,996	$16,235
9/18	$15,179	$15,081	$16,325
10/18	$13,823	$14,050	$14,865
11/18	$13,882	$14,337	$15,023
12/18	$12,767	$13,042	$13,732
1/19	$14,040	$14,087	$14,966
2/19	$14,523	$14,540	$15,501
3/19	$14,784	$14,822	$15,943
4/19	$15,457	$15,422	$16,663
5/19	$14,184	$14,442	$15,610
6/19	$15,184	$15,460	$16,682
7/19	$15,518	$15,682	$17,059
8/19	$15,129	$15,434	$16,928
9/19	$15,045	$15,723	$16,930
10/19	$15,457	$16,063	$17,408
11/19	$16,129	$16,646	$18,180
12/19	$16,602	$17,149	$18,729
1/20	$16,846	$17,142	$19,147
2/20	$15,626	$15,731	$17,843
3/20	$13,870	$13,788	$16,088
4/20	$15,992	$15,555	$18,468
5/20	$17,132	$16,296	$19,708
6/20	$17,900	$16,620	$20,567
7/20	$18,973	$17,558	$22,149
8/20	$20,836	$18,820	$24,435
9/20	$19,920	$18,105	$23,285
10/20	$19,424	$17,623	$22,494
11/20	$21,772	$19,552	$24,797
12/20	$22,717	$20,304	$25,938
1/21	$22,481	$20,099	$25,746
2/21	$23,183	$20,653	$25,740
3/21	$23,229	$21,558	$26,182
4/21	$24,562	$22,708	$27,963
5/21	$24,385	$22,867	$27,577
6/21	$25,546	$23,401	$29,307
7/21	$26,025	$23,956	$30,273
8/21	$26,820	$24,685	$31,404
9/21	$25,159	$23,537	$29,646
10/21	$26,682	$25,186	$32,213
11/21	$26,406	$25,011	$32,410
12/21	$27,100	$26,132	$33,096
1/22	$24,848	$24,780	$30,255
2/22	$23,575	$24,038	$28,970
3/22	$23,918	$24,931	$30,103
4/22	$21,151	$22,757	$26,468
5/22	$20,851	$22,798	$25,853
6/22	$19,170	$20,916	$23,805
7/22	$21,280	$22,845	$26,662
8/22	$20,150	$21,913	$25,420
9/22	$18,248	$19,895	$22,949
10/22	$19,485	$21,506	$24,290
11/22	$20,479	$22,708	$25,397
12/22	$19,018	$21,399	$23,453
1/23	$20,531	$22,744	$25,407
2/23	$19,820	$22,189	$25,106
3/23	$21,326	$23,004	$26,822
4/23	$21,621	$23,363	$27,086
5/23	$22,453	$23,464	$28,321
6/23	$23,883	$25,015	$30,258
7/23	$24,768	$25,818	$31,277
8/23	$24,548	$25,407	$30,996
9/23	$23,096	$24,196	$29,310
10/23	$22,786	$23,687	$28,893
11/23	$25,244	$25,850	$32,043
12/23	$26,252	$27,025	$33,462
1/24	$27,234	$27,479	$34,296
2/24	$29,132	$28,946	$36,636
3/24	$29,548	$29,878	$37,281
4/24	$28,224	$28,657	$35,700
5/24	$30,114	$30,078	$37,837
6/24	$32,261	$31,157	$40,388
7/24	$31,662	$31,537	$39,701
8/24	$32,386	$32,302	$40,528
9/24	$32,927	$32,992	$41,677
10/24	$32,769	$32,692	$41,539
11/24	$34,617	$34,611	$44,233
12/24	$34,679	$33,786	$44,623
1/25	$35,375	$34,727	$45,506
2/25	$34,294	$34,274	$43,871
3/25	$31,498	$32,343	$40,175
4/25	$32,052	$32,124	$40,887
5/25	$34,741	$34,146	$44,505
6/25	$36,698	$35,882	$47,342
7/25	$37,921	$36,687	$49,129
8/25	$37,814	$37,431	$49,679
9/25	$39,065	$38,797	$52,318
10/25	$40,449	$39,706	$54,218
11/25	$39,994	$39,803	$53,236
12/25	$39,643	$39,827	$52,906

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	14.32%	11.77%	14.75%
S&P 500® Index	17.88%	14.42%	14.81%
Russell 1000® Growth Index	18.56%	15.31%	18.11%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$445,005,370
# of Portfolio Holdings	49
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$2,800,086

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Real Estate	0.9%
Consumer Staples	3.8%
Financials	5.6%
Industrials	6.7%
Health Care	7.5%
Consumer Discretionary	12.2%
Communication Services	13.3%
Information Technology	49.7%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	14.9%
Microsoft Corp.	9.8%
Apple, Inc.	7.7%
Amazon.com, Inc.	7.0%
Broadcom, Inc.	6.5%
Alphabet, Inc., Class A	4.8%
Meta Platforms, Inc., Class A	4.3%
Eli Lilly & Co.	3.5%
Visa, Inc., Class A	3.2%
Lam Research Corp.	2.6%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

ELCRX-TSR-AR

Eaton Vance Large-Cap Value Fund

Class A EHSTX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.02%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Robert Half, Inc. hurt returns as shares fell amid weaker-than-expected jobs markets

↓ Positioning in Alphabet, Inc. hurt results as the Fund was underweight toward period-end when the company announced strong earnings driven by Google Cloud growth and launch of Gemini 3

↓ An overweight position in The Clorox Co., hurt returns due to macroeconomic concerns impacting consumer and operational issues, including divestitures

↓ Among sectors, stock selections in industrials and health care, along with stock selections and an underweight position in consumer staples hurt returns

↑ An overweight position in Micron Technology, Inc. helped returns as artificial intelligence growth drove strong demand for the company’s high-bandwidth memory chips

↑ An out-of-index position in Prudential Plc, aided returns as improving operational efficiencies and a focus on capital returns to shareholders boosted growth

↑ An overweight position in Huntington Ingalls Industries, Inc., helped returns as higher government spending from the One Big Beautiful Bill Act and growing order backlog lifted sentiment

↑ Among sectors, stock selections in financials, information technology and energy contributed to Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 1000® Value Index
12/15	$10,000	$10,000	$10,000
1/16	$9,027	$9,436	$9,483
2/16	$8,919	$9,433	$9,481
3/16	$9,448	$10,097	$10,164
4/16	$9,516	$10,159	$10,377
5/16	$9,624	$10,341	$10,539
6/16	$9,618	$10,362	$10,630
7/16	$9,870	$10,774	$10,938
8/16	$9,881	$10,801	$11,023
9/16	$9,790	$10,818	$11,000
10/16	$9,607	$10,584	$10,829
11/16	$10,037	$11,058	$11,448
12/16	$10,381	$11,274	$11,734
1/17	$10,445	$11,486	$11,818
2/17	$10,784	$11,913	$12,242
3/17	$10,657	$11,921	$12,118
4/17	$10,652	$12,047	$12,095
5/17	$10,617	$12,171	$12,083
6/17	$10,808	$12,280	$12,281
7/17	$10,883	$12,512	$12,444
8/17	$10,761	$12,536	$12,299
9/17	$11,168	$12,842	$12,663
10/17	$11,267	$13,122	$12,755
11/17	$11,674	$13,521	$13,146
12/17	$11,918	$13,656	$13,337
1/18	$12,346	$14,375	$13,853
2/18	$11,772	$13,846	$13,192
3/18	$11,648	$13,568	$12,960
4/18	$11,832	$13,619	$13,002
5/18	$11,838	$14,004	$13,080
6/18	$11,935	$14,095	$13,112
7/18	$12,550	$14,563	$13,631
8/18	$12,808	$15,074	$13,832
9/18	$12,864	$15,099	$13,860
10/18	$12,044	$13,988	$13,142
11/18	$12,293	$14,268	$13,534
12/18	$11,104	$12,940	$12,235
1/19	$11,966	$14,051	$13,187
2/19	$12,396	$14,545	$13,608
3/19	$12,511	$14,757	$13,695
4/19	$13,213	$15,346	$14,181
5/19	$12,356	$14,353	$13,269
6/19	$13,235	$15,361	$14,221
7/19	$13,417	$15,590	$14,339
8/19	$13,079	$15,272	$13,918
9/19	$13,417	$15,540	$14,414
10/19	$13,546	$15,875	$14,616
11/19	$14,049	$16,478	$15,068
12/19	$14,412	$16,954	$15,482
1/20	$14,158	$16,935	$15,149
2/20	$12,736	$15,549	$13,682
3/20	$10,595	$13,410	$11,344
4/20	$11,801	$15,187	$12,619
5/20	$12,201	$15,999	$13,051
6/20	$12,074	$16,364	$12,965
7/20	$12,592	$17,294	$13,477
8/20	$13,083	$18,546	$14,035
9/20	$12,734	$17,871	$13,690
10/20	$12,622	$17,485	$13,510
11/20	$14,266	$19,613	$15,327
12/20	$14,741	$20,495	$15,915
1/21	$14,531	$20,404	$15,769
2/21	$15,464	$21,042	$16,722
3/21	$16,357	$21,796	$17,706
4/21	$17,018	$22,919	$18,414
5/21	$17,314	$23,024	$18,844
6/21	$17,102	$23,592	$18,628
7/21	$17,194	$23,991	$18,777
8/21	$17,476	$24,675	$19,150
9/21	$16,897	$23,568	$18,483
10/21	$17,837	$25,161	$19,422
11/21	$17,109	$24,778	$18,737
12/21	$18,322	$25,754	$19,919
1/22	$18,254	$24,239	$19,455
2/22	$18,285	$23,628	$19,229
3/22	$18,717	$24,395	$19,772
4/22	$17,634	$22,206	$18,657
5/22	$18,013	$22,176	$19,020
6/22	$16,614	$20,321	$17,358
7/22	$17,653	$22,227	$18,509
8/22	$17,221	$21,397	$17,957
9/22	$15,979	$19,413	$16,383
10/22	$17,744	$21,005	$18,063
11/22	$18,642	$22,102	$19,191
12/22	$17,813	$20,808	$18,418
1/23	$18,592	$22,241	$19,372
2/23	$17,994	$21,721	$18,689
3/23	$17,585	$22,302	$18,603
4/23	$17,996	$22,539	$18,883
5/23	$17,325	$22,627	$18,155
6/23	$18,241	$24,172	$19,361
7/23	$18,961	$25,039	$20,042
8/23	$18,384	$24,555	$19,501
9/23	$17,676	$23,386	$18,748
10/23	$16,930	$22,766	$18,087
11/23	$18,065	$24,888	$19,451
12/23	$19,223	$26,209	$20,529
1/24	$18,907	$26,499	$20,550
2/24	$19,751	$27,933	$21,308
3/24	$20,733	$28,835	$22,373
4/24	$20,294	$27,566	$21,418
5/24	$20,838	$28,868	$22,097
6/24	$20,543	$29,762	$21,889
7/24	$21,285	$30,315	$23,008
8/24	$21,514	$30,975	$23,625
9/24	$21,869	$31,616	$23,953
10/24	$21,566	$31,384	$23,689
11/24	$22,973	$33,471	$25,202
12/24	$21,432	$32,448	$23,478
1/25	$22,302	$33,473	$24,565
2/25	$22,184	$32,831	$24,665
3/25	$21,672	$30,916	$23,980
4/25	$20,707	$30,709	$23,249
5/25	$21,715	$32,655	$24,065
6/25	$22,372	$34,314	$24,888
7/25	$22,389	$35,070	$25,031
8/25	$22,754	$35,881	$25,829
9/25	$23,059	$37,120	$26,215
10/25	$23,314	$37,915	$26,330
11/25	$23,672	$38,019	$27,030
12/25	$24,035	$38,012	$27,213

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	12.12%	10.26%	9.74%
Class A with 5.25% Maximum Sales Charge	6.21%	9.08%	9.16%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 1000® Value Index	15.91%	11.32%	10.52%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,383,965,323
# of Portfolio Holdings	64
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$8,747,600

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
23.0%
Industrials
12.3%
Information Technology
11.8%
Health Care
11.6%
Consumer Discretionary
9.6%
Communication Services
7.0%
Materials
6.1%
Energy
5.9%
Utilities
5.2%
Consumer Staples
5.0%
Real Estate
1.4%
Short-Term Investments
1.1%

Value	Value
Short-Term Investments	1.1%
Real Estate	1.4%
Consumer Staples	5.0%
Utilities	5.2%
Energy	5.9%
Materials	6.1%
Communication Services	7.0%
Consumer Discretionary	9.6%
Health Care	11.6%
Information Technology	11.8%
Industrials	12.3%
Financials	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	3.8%
Bank of America Corp.	3.6%
Exxon Mobil Corp.	3.2%
Charles Schwab Corp.	2.8%
Micron Technology, Inc.	2.7%
Abbott Laboratories	2.6%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.5%
Cisco Systems, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Total	28.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EHSTX-TSR-AR

Eaton Vance Large-Cap Value Fund

Class C ECSTX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.77%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Robert Half, Inc. hurt returns as shares fell amid weaker-than-expected jobs markets

↓ Positioning in Alphabet, Inc. hurt results as the Fund was underweight toward period-end when the company announced strong earnings driven by Google Cloud growth and launch of Gemini 3

↓ An overweight position in The Clorox Co., hurt returns due to macroeconomic concerns impacting consumer and operational issues, including divestitures

↓ Among sectors, stock selections in industrials and health care, along with stock selections and an underweight position in consumer staples hurt returns

↑ An overweight position in Micron Technology, Inc. helped returns as artificial intelligence growth drove strong demand for the company’s high-bandwidth memory chips

↑ An out-of-index position in Prudential Plc, aided returns as improving operational efficiencies and a focus on capital returns to shareholders boosted growth

↑ An overweight position in Huntington Ingalls Industries, Inc., helped returns as higher government spending from the One Big Beautiful Bill Act and growing order backlog lifted sentiment

↑ Among sectors, stock selections in financials, information technology and energy contributed to Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 1000® Value Index
12/15	$10,000	$10,000	$10,000
1/16	$9,515	$9,436	$9,483
2/16	$9,401	$9,433	$9,481
3/16	$9,954	$10,097	$10,164
4/16	$10,014	$10,159	$10,377
5/16	$10,122	$10,341	$10,539
6/16	$10,109	$10,362	$10,630
7/16	$10,373	$10,774	$10,938
8/16	$10,373	$10,801	$11,023
9/16	$10,269	$10,818	$11,000
10/16	$10,077	$10,584	$10,829
11/16	$10,522	$11,058	$11,448
12/16	$10,874	$11,274	$11,734
1/17	$10,934	$11,486	$11,818
2/17	$11,284	$11,913	$12,242
3/17	$11,144	$11,921	$12,118
4/17	$11,131	$12,047	$12,095
5/17	$11,089	$12,171	$12,083
6/17	$11,277	$12,280	$12,281
7/17	$11,349	$12,512	$12,444
8/17	$11,216	$12,536	$12,299
9/17	$11,635	$12,842	$12,663
10/17	$11,726	$13,122	$12,755
11/17	$12,149	$13,521	$13,146
12/17	$12,392	$13,656	$13,337
1/18	$12,830	$14,375	$13,853
2/18	$12,227	$13,846	$13,192
3/18	$12,084	$13,568	$12,960
4/18	$12,268	$13,619	$13,002
5/18	$12,275	$14,004	$13,080
6/18	$12,358	$14,095	$13,112
7/18	$12,994	$14,563	$13,631
8/18	$13,254	$15,074	$13,832
9/18	$13,300	$15,099	$13,860
10/18	$12,441	$13,988	$13,142
11/18	$12,697	$14,268	$13,534
12/18	$11,460	$12,940	$12,235
1/19	$12,340	$14,051	$13,187
2/19	$12,778	$14,545	$13,608
3/19	$12,889	$14,757	$13,695
4/19	$13,603	$15,346	$14,181
5/19	$12,715	$14,353	$13,269
6/19	$13,603	$15,361	$14,221
7/19	$13,784	$15,590	$14,339
8/19	$13,430	$15,272	$13,918
9/19	$13,774	$15,540	$14,414
10/19	$13,892	$15,875	$14,616
11/19	$14,393	$16,478	$15,068
12/19	$14,762	$16,954	$15,482
1/20	$14,496	$16,935	$15,149
2/20	$13,030	$15,549	$13,682
3/20	$10,834	$13,410	$11,344
4/20	$12,056	$15,187	$12,619
5/20	$12,456	$15,999	$13,051
6/20	$12,323	$16,364	$12,965
7/20	$12,843	$17,294	$13,477
8/20	$13,336	$18,546	$14,035
9/20	$12,973	$17,871	$13,690
10/20	$12,845	$17,485	$13,510
11/20	$14,512	$19,613	$15,327
12/20	$14,986	$20,495	$15,915
1/21	$14,759	$20,404	$15,769
2/21	$15,704	$21,042	$16,722
3/21	$16,598	$21,796	$17,706
4/21	$17,259	$22,919	$18,414
5/21	$17,550	$23,024	$18,844
6/21	$17,319	$23,592	$18,628
7/21	$17,405	$23,991	$18,777
8/21	$17,675	$24,675	$19,150
9/21	$17,085	$23,568	$18,483
10/21	$18,018	$25,161	$19,422
11/21	$17,278	$24,778	$18,737
12/21	$18,492	$25,754	$19,919
1/22	$18,408	$24,239	$19,455
2/22	$18,431	$23,628	$19,229
3/22	$18,845	$24,395	$19,772
4/22	$17,745	$22,206	$18,657
5/22	$18,117	$22,176	$19,020
6/22	$16,704	$20,321	$17,358
7/22	$17,736	$22,227	$18,509
8/22	$17,288	$21,397	$17,957
9/22	$16,031	$19,413	$16,383
10/22	$17,793	$21,005	$18,063
11/22	$18,674	$22,102	$19,191
12/22	$17,839	$20,808	$18,418
1/23	$18,607	$22,241	$19,372
2/23	$17,995	$21,721	$18,689
3/23	$17,584	$22,302	$18,603
4/23	$17,976	$22,539	$18,883
5/23	$17,294	$22,627	$18,155
6/23	$18,200	$24,172	$19,361
7/23	$18,899	$25,039	$20,042
8/23	$18,318	$24,555	$19,501
9/23	$17,597	$23,386	$18,748
10/23	$16,851	$22,766	$18,087
11/23	$17,966	$24,888	$19,451
12/23	$19,107	$26,209	$20,529
1/24	$18,778	$26,499	$20,550
2/24	$19,604	$27,933	$21,308
3/24	$20,566	$28,835	$22,373
4/24	$20,125	$27,566	$21,418
5/24	$20,646	$28,868	$22,097
6/24	$20,340	$29,762	$21,889
7/24	$21,062	$30,315	$23,008
8/24	$21,279	$30,975	$23,625
9/24	$21,610	$31,616	$23,953
10/24	$21,305	$31,384	$23,689
11/24	$22,670	$33,471	$25,202
12/24	$21,148	$32,448	$23,478
1/25	$21,984	$33,473	$24,565
2/25	$21,852	$32,831	$24,665
3/25	$21,341	$30,916	$23,980
4/25	$20,381	$30,709	$23,249
5/25	$21,350	$32,655	$24,065
6/25	$21,984	$34,314	$24,888
7/25	$21,984	$35,070	$25,031
8/25	$22,332	$35,881	$25,829
9/25	$22,614	$37,120	$26,215
10/25	$22,854	$37,915	$26,330
11/25	$23,194	$38,019	$27,030
12/25	$23,523	$38,012	$27,213

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	11.23%	9.43%	8.92%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	10.23%	9.43%	8.92%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 1000® Value Index	15.91%	11.32%	10.52%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,383,965,323
# of Portfolio Holdings	64
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$8,747,600

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Real Estate	1.4%
Consumer Staples	5.0%
Utilities	5.2%
Energy	5.9%
Materials	6.1%
Communication Services	7.0%
Consumer Discretionary	9.6%
Health Care	11.6%
Information Technology	11.8%
Industrials	12.3%
Financials	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	3.8%
Bank of America Corp.	3.6%
Exxon Mobil Corp.	3.2%
Charles Schwab Corp.	2.8%
Micron Technology, Inc.	2.7%
Abbott Laboratories	2.6%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.5%
Cisco Systems, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Total	28.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

ECSTX-TSR-AR

Eaton Vance Large-Cap Value Fund

Class I EILVX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.77%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Robert Half, Inc. hurt returns as shares fell amid weaker-than-expected jobs markets

↓ Positioning in Alphabet, Inc. hurt results as the Fund was underweight toward period-end when the company announced strong earnings driven by Google Cloud growth and launch of Gemini 3

↓ An overweight position in The Clorox Co., hurt returns due to macroeconomic concerns impacting consumer and operational issues, including divestitures

↓ Among sectors, stock selections in industrials and health care, along with stock selections and an underweight position in consumer staples hurt returns

↑ An overweight position in Micron Technology, Inc. helped returns as artificial intelligence growth drove strong demand for the company’s high-bandwidth memory chips

↑ An out-of-index position in Prudential Plc, aided returns as improving operational efficiencies and a focus on capital returns to shareholders boosted growth

↑ An overweight position in Huntington Ingalls Industries, Inc., helped returns as higher government spending from the One Big Beautiful Bill Act and growing order backlog lifted sentiment

↑ Among sectors, stock selections in financials, information technology and energy contributed to Index-relative returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 1000® Value Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$952,836	$943,575	$948,328
2/16	$941,493	$943,271	$948,088
3/16	$997,680	$1,009,683	$1,016,384
4/16	$1,004,875	$1,015,940	$1,037,734
5/16	$1,016,866	$1,034,116	$1,053,852
6/16	$1,016,292	$1,036,242	$1,062,965
7/16	$1,043,385	$1,077,368	$1,093,829
8/16	$1,044,589	$1,080,116	$1,102,263
9/16	$1,035,072	$1,081,814	$1,099,966
10/16	$1,015,725	$1,058,408	$1,082,942
11/16	$1,061,675	$1,105,774	$1,144,793
12/16	$1,098,052	$1,127,351	$1,173,405
1/17	$1,105,336	$1,148,570	$1,181,764
2/17	$1,141,756	$1,191,287	$1,224,229
3/17	$1,127,819	$1,192,098	$1,211,758
4/17	$1,127,819	$1,204,734	$1,209,484
5/17	$1,124,773	$1,217,063	$1,208,299
6/17	$1,144,997	$1,228,046	$1,228,051
7/17	$1,152,948	$1,251,201	$1,244,373
8/17	$1,140,715	$1,253,612	$1,229,878
9/17	$1,183,720	$1,284,185	$1,266,304
10/17	$1,194,158	$1,312,208	$1,275,498
11/17	$1,238,363	$1,352,054	$1,314,556
12/17	$1,263,823	$1,365,567	$1,333,745
1/18	$1,310,273	$1,437,547	$1,385,310
2/18	$1,248,985	$1,384,560	$1,319,160
3/18	$1,236,044	$1,356,766	$1,295,954
4/18	$1,255,468	$1,361,923	$1,300,232
5/18	$1,257,411	$1,400,370	$1,307,951
6/18	$1,267,223	$1,409,528	$1,311,190
7/18	$1,332,859	$1,456,305	$1,363,086
8/18	$1,360,827	$1,507,447	$1,383,233
9/18	$1,366,944	$1,509,942	$1,385,976
10/18	$1,280,195	$1,398,761	$1,314,209
11/18	$1,307,140	$1,426,776	$1,353,445
12/18	$1,180,814	$1,293,987	$1,223,480
1/19	$1,272,742	$1,405,055	$1,318,709
2/19	$1,318,350	$1,454,470	$1,360,844
3/19	$1,331,296	$1,475,708	$1,369,496
4/19	$1,406,409	$1,534,635	$1,418,073
5/19	$1,315,558	$1,435,326	$1,326,895
6/19	$1,408,823	$1,536,139	$1,422,146
7/19	$1,428,210	$1,558,974	$1,433,934
8/19	$1,393,026	$1,527,193	$1,391,769
9/19	$1,429,799	$1,553,997	$1,441,424
10/19	$1,443,491	$1,587,450	$1,461,572
11/19	$1,496,820	$1,647,792	$1,506,758
12/19	$1,536,349	$1,695,370	$1,548,208
1/20	$1,510,099	$1,693,518	$1,514,901
2/20	$1,358,433	$1,554,864	$1,368,188
3/20	$1,130,442	$1,341,042	$1,134,373
4/20	$1,258,569	$1,518,650	$1,261,901
5/20	$1,301,766	$1,599,865	$1,305,144
6/20	$1,288,968	$1,636,441	$1,296,481
7/20	$1,344,084	$1,729,364	$1,347,735
8/20	$1,397,028	$1,854,647	$1,403,464
9/20	$1,360,774	$1,787,117	$1,368,991
10/20	$1,348,133	$1,748,545	$1,350,998
11/20	$1,524,364	$1,961,261	$1,532,727
12/20	$1,575,100	$2,049,495	$1,591,491
1/21	$1,553,442	$2,040,379	$1,576,915
2/21	$1,653,519	$2,104,155	$1,672,213
3/21	$1,749,500	$2,179,574	$1,770,613
4/21	$1,820,679	$2,291,930	$1,841,422
5/21	$1,852,896	$2,302,392	$1,884,409
6/21	$1,829,971	$2,359,167	$1,862,829
7/21	$1,840,493	$2,399,062	$1,877,718
8/21	$1,871,305	$2,467,478	$1,914,955
9/21	$1,809,208	$2,356,767	$1,848,300
10/21	$1,910,222	$2,516,142	$1,942,152
11/21	$1,832,577	$2,477,843	$1,873,710
12/21	$1,963,183	$2,575,418	$1,991,916
1/22	$1,956,741	$2,423,890	$1,945,516
2/22	$1,959,962	$2,362,834	$1,922,940
3/22	$2,006,503	$2,439,475	$1,977,223
4/22	$1,890,184	$2,220,551	$1,865,700
5/22	$1,932,188	$2,217,574	$1,901,968
6/22	$1,782,485	$2,032,055	$1,735,790
7/22	$1,894,295	$2,222,698	$1,850,894
8/22	$1,848,113	$2,139,748	$1,795,746
9/22	$1,714,980	$1,941,331	$1,638,282
10/22	$1,905,172	$2,100,532	$1,806,256
11/22	$2,001,081	$2,210,172	$1,919,132
12/22	$1,912,894	$2,080,759	$1,841,768
1/23	$1,997,855	$2,224,067	$1,937,209
2/23	$1,933,083	$2,172,084	$1,868,905
3/23	$1,890,568	$2,230,164	$1,860,298
4/23	$1,934,456	$2,253,925	$1,888,327
5/23	$1,862,716	$2,262,694	$1,815,499
6/23	$1,961,971	$2,417,203	$1,936,097
7/23	$2,039,028	$2,503,852	$2,004,180
8/23	$1,977,213	$2,455,518	$1,950,074
9/23	$1,901,877	$2,338,552	$1,874,822
10/23	$1,822,030	$2,276,560	$1,808,674
11/23	$1,945,198	$2,488,845	$1,945,138
12/23	$2,069,667	$2,620,858	$2,052,884
1/24	$2,035,767	$2,649,904	$2,055,010
2/24	$2,127,906	$2,793,345	$2,130,819
3/24	$2,233,517	$2,883,451	$2,237,348
4/24	$2,187,331	$2,756,574	$2,141,779
5/24	$2,245,718	$2,886,814	$2,209,673
6/24	$2,214,589	$2,976,182	$2,188,888
7/24	$2,295,088	$3,031,507	$2,300,788
8/24	$2,320,463	$3,097,499	$2,362,506
9/24	$2,358,274	$3,161,573	$2,395,298
10/24	$2,327,556	$3,138,356	$2,368,935
11/24	$2,478,513	$3,347,132	$2,520,213
12/24	$2,313,736	$3,244,826	$2,347,849
1/25	$2,408,063	$3,347,260	$2,456,519
2/25	$2,395,365	$3,283,113	$2,466,494
3/25	$2,341,078	$3,091,607	$2,397,994
4/25	$2,237,354	$3,070,866	$2,324,906
5/25	$2,345,628	$3,265,516	$2,406,545
6/25	$2,417,715	$3,431,413	$2,488,808
7/25	$2,419,541	$3,506,982	$2,503,098
8/25	$2,460,628	$3,588,140	$2,582,874
9/25	$2,493,134	$3,711,972	$2,621,456
10/25	$2,521,507	$3,791,527	$2,633,030
11/25	$2,560,862	$3,801,940	$2,702,973
12/25	$2,599,975	$3,801,166	$2,721,305

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	12.37%	10.54%	10.02%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 1000® Value Index	15.91%	11.32%	10.52%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,383,965,323
# of Portfolio Holdings	64
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$8,747,600

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Real Estate	1.4%
Consumer Staples	5.0%
Utilities	5.2%
Energy	5.9%
Materials	6.1%
Communication Services	7.0%
Consumer Discretionary	9.6%
Health Care	11.6%
Information Technology	11.8%
Industrials	12.3%
Financials	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	3.8%
Bank of America Corp.	3.6%
Exxon Mobil Corp.	3.2%
Charles Schwab Corp.	2.8%
Micron Technology, Inc.	2.7%
Abbott Laboratories	2.6%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.5%
Cisco Systems, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Total	28.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EILVX-TSR-AR

Eaton Vance Large-Cap Value Fund

Class R ERSTX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$135	1.27%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Robert Half, Inc. hurt returns as shares fell amid weaker-than-expected jobs markets

↓ Positioning in Alphabet, Inc. hurt results as the Fund was underweight toward period-end when the company announced strong earnings driven by Google Cloud growth and launch of Gemini 3

↓ An overweight position in The Clorox Co., hurt returns due to macroeconomic concerns impacting consumer and operational issues, including divestitures

↓ Among sectors, stock selections in industrials and health care, along with stock selections and an underweight position in consumer staples hurt returns

↑ An overweight position in Micron Technology, Inc. helped returns as artificial intelligence growth drove strong demand for the company’s high-bandwidth memory chips

↑ An out-of-index position in Prudential Plc, aided returns as improving operational efficiencies and a focus on capital returns to shareholders boosted growth

↑ An overweight position in Huntington Ingalls Industries, Inc., helped returns as higher government spending from the One Big Beautiful Bill Act and growing order backlog lifted sentiment

↑ Among sectors, stock selections in financials, information technology and energy contributed to Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	Russell 3000® Index	Russell 1000® Value Index
12/15	$10,000	$10,000	$10,000
1/16	$9,520	$9,436	$9,483
2/16	$9,405	$9,433	$9,481
3/16	$9,965	$10,097	$10,164
4/16	$10,032	$10,159	$10,377
5/16	$10,146	$10,341	$10,539
6/16	$10,134	$10,362	$10,630
7/16	$10,406	$10,774	$10,938
8/16	$10,412	$10,801	$11,023
9/16	$10,309	$10,818	$11,000
10/16	$10,115	$10,584	$10,829
11/16	$10,569	$11,058	$11,448
12/16	$10,926	$11,274	$11,734
1/17	$10,993	$11,486	$11,818
2/17	$11,351	$11,913	$12,242
3/17	$11,211	$11,921	$12,118
4/17	$11,205	$12,047	$12,095
5/17	$11,162	$12,171	$12,083
6/17	$11,362	$12,280	$12,281
7/17	$11,435	$12,512	$12,444
8/17	$11,313	$12,536	$12,299
9/17	$11,734	$12,842	$12,663
10/17	$11,832	$13,122	$12,755
11/17	$12,260	$13,521	$13,146
12/17	$12,510	$13,656	$13,337
1/18	$12,960	$14,375	$13,853
2/18	$12,356	$13,846	$13,192
3/18	$12,218	$13,568	$12,960
4/18	$12,412	$13,619	$13,002
5/18	$12,418	$14,004	$13,080
6/18	$12,512	$14,095	$13,112
7/18	$13,158	$14,563	$13,631
8/18	$13,430	$15,074	$13,832
9/18	$13,480	$15,099	$13,860
10/18	$12,619	$13,988	$13,142
11/18	$12,880	$14,268	$13,534
12/18	$11,630	$12,940	$12,235
1/19	$12,535	$14,051	$13,187
2/19	$12,973	$14,545	$13,608
3/19	$13,099	$14,757	$13,695
4/19	$13,829	$15,346	$14,181
5/19	$12,929	$14,353	$13,269
6/19	$13,842	$15,361	$14,221
7/19	$14,027	$15,590	$14,339
8/19	$13,679	$15,272	$13,918
9/19	$14,032	$15,540	$14,414
10/19	$14,160	$15,875	$14,616
11/19	$14,680	$16,478	$15,068
12/19	$15,058	$16,954	$15,482
1/20	$14,791	$16,935	$15,149
2/20	$13,301	$15,549	$13,682
3/20	$11,064	$13,410	$11,344
4/20	$12,320	$15,187	$12,619
5/20	$12,731	$15,999	$13,051
6/20	$12,598	$16,364	$12,965
7/20	$13,141	$17,294	$13,477
8/20	$13,648	$18,546	$14,035
9/20	$13,281	$17,871	$13,690
10/20	$13,157	$17,485	$13,510
11/20	$14,876	$19,613	$15,327
12/20	$15,363	$20,495	$15,915
1/21	$15,136	$20,404	$15,769
2/21	$16,112	$21,042	$16,722
3/21	$17,035	$21,796	$17,706
4/21	$17,726	$22,919	$18,414
5/21	$18,028	$23,024	$18,844
6/21	$17,795	$23,592	$18,628
7/21	$17,891	$23,991	$18,777
8/21	$18,185	$24,675	$19,150
9/21	$17,576	$23,568	$18,483
10/21	$18,550	$25,161	$19,422
11/21	$17,790	$24,778	$18,737
12/21	$19,052	$25,754	$19,919
1/22	$18,973	$24,239	$19,455
2/22	$19,004	$23,628	$19,229
3/22	$19,443	$24,395	$19,772
4/22	$18,315	$22,206	$18,657
5/22	$18,709	$22,176	$19,020
6/22	$17,248	$20,321	$17,358
7/22	$18,323	$22,227	$18,509
8/22	$17,872	$21,397	$17,957
9/22	$16,577	$19,413	$16,383
10/22	$18,406	$21,005	$18,063
11/22	$19,333	$22,102	$19,191
12/22	$18,472	$20,808	$18,418
1/23	$19,275	$22,241	$19,372
2/23	$18,653	$21,721	$18,689
3/23	$18,231	$22,302	$18,603
4/23	$18,642	$22,539	$18,883
5/23	$17,944	$22,627	$18,155
6/23	$18,894	$24,172	$19,361
7/23	$19,633	$25,039	$20,042
8/23	$19,033	$24,555	$19,501
9/23	$18,294	$23,386	$18,748
10/23	$17,520	$22,766	$18,087
11/23	$18,690	$24,888	$19,451
12/23	$19,888	$26,209	$20,529
1/24	$19,551	$26,499	$20,550
2/24	$20,427	$27,933	$21,308
3/24	$21,433	$28,835	$22,373
4/24	$20,977	$27,566	$21,418
5/24	$21,534	$28,868	$22,097
6/24	$21,222	$29,762	$21,889
7/24	$21,983	$30,315	$23,008
8/24	$22,220	$30,975	$23,625
9/24	$22,574	$31,616	$23,953
10/24	$22,269	$31,384	$23,689
11/24	$23,709	$33,471	$25,202
12/24	$22,115	$32,448	$23,478
1/25	$23,007	$33,473	$24,565
2/25	$22,876	$32,831	$24,665
3/25	$22,349	$30,916	$23,980
4/25	$21,350	$30,709	$23,249
5/25	$22,375	$32,655	$24,065
6/25	$23,058	$34,314	$24,888
7/25	$23,067	$35,070	$25,031
8/25	$23,436	$35,881	$25,829
9/25	$23,745	$37,120	$26,215
10/25	$24,009	$37,915	$26,330
11/25	$24,369	$38,019	$27,030
12/25	$24,732	$38,012	$27,213

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	11.83%	9.98%	9.47%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 1000® Value Index	15.91%	11.32%	10.52%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,383,965,323
# of Portfolio Holdings	64
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$8,747,600

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Real Estate	1.4%
Consumer Staples	5.0%
Utilities	5.2%
Energy	5.9%
Materials	6.1%
Communication Services	7.0%
Consumer Discretionary	9.6%
Health Care	11.6%
Information Technology	11.8%
Industrials	12.3%
Financials	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	3.8%
Bank of America Corp.	3.6%
Exxon Mobil Corp.	3.2%
Charles Schwab Corp.	2.8%
Micron Technology, Inc.	2.7%
Abbott Laboratories	2.6%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.5%
Cisco Systems, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Total	28.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

ERSTX-TSR-AR

Eaton Vance Large-Cap Value Fund

Class R6 ERLVX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$75	0.71%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Robert Half, Inc. hurt returns as shares fell amid weaker-than-expected jobs markets

↓ Positioning in Alphabet, Inc. hurt results as the Fund was underweight toward period-end when the company announced strong earnings driven by Google Cloud growth and launch of Gemini 3

↓ An overweight position in The Clorox Co., hurt returns due to macroeconomic concerns impacting consumer and operational issues, including divestitures

↓ Among sectors, stock selections in industrials and health care, along with stock selections and an underweight position in consumer staples hurt returns

↑ An overweight position in Micron Technology, Inc. helped returns as artificial intelligence growth drove strong demand for the company’s high-bandwidth memory chips

↑ An out-of-index position in Prudential Plc, aided returns as improving operational efficiencies and a focus on capital returns to shareholders boosted growth

↑ An overweight position in Huntington Ingalls Industries, Inc., helped returns as higher government spending from the One Big Beautiful Bill Act and growing order backlog lifted sentiment

↑ Among sectors, stock selections in financials, information technology and energy contributed to Index-relative returns

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 3000® Index	Russell 1000® Value Index
12/15	$5,000,000	$5,000,000	$5,000,000
1/16	$4,764,320	$4,717,874	$4,741,637
2/16	$4,707,637	$4,716,354	$4,740,440
3/16	$4,989,600	$5,048,414	$5,081,918
4/16	$5,025,561	$5,079,702	$5,188,671
5/16	$5,085,497	$5,170,580	$5,269,262
6/16	$5,083,849	$5,181,212	$5,314,827
7/16	$5,219,298	$5,386,838	$5,469,146
8/16	$5,225,318	$5,400,579	$5,511,315
9/16	$5,178,954	$5,409,069	$5,499,828
10/16	$5,085,231	$5,292,040	$5,414,709
11/16	$5,315,004	$5,528,870	$5,723,967
12/16	$5,495,246	$5,636,756	$5,867,023
1/17	$5,534,715	$5,742,851	$5,908,820
2/17	$5,713,842	$5,956,436	$6,121,147
3/17	$5,648,360	$5,960,489	$6,058,792
4/17	$5,645,312	$6,023,668	$6,047,422
5/17	$5,630,071	$6,085,315	$6,041,494
6/17	$5,732,436	$6,140,231	$6,140,257
7/17	$5,772,224	$6,256,005	$6,221,864
8/17	$5,714,073	$6,268,059	$6,149,389
9/17	$5,930,818	$6,420,923	$6,331,520
10/17	$5,983,059	$6,561,041	$6,377,491
11/17	$6,201,239	$6,760,268	$6,572,779
12/17	$6,333,264	$6,827,836	$6,668,724
1/18	$6,562,566	$7,187,736	$6,926,548
2/18	$6,258,983	$6,922,798	$6,595,798
3/18	$6,192,154	$6,783,829	$6,479,771
4/18	$6,292,655	$6,809,613	$6,501,162
5/18	$6,299,139	$7,001,850	$6,539,754
6/18	$6,349,694	$7,047,642	$6,555,951
7/18	$6,681,661	$7,281,523	$6,815,431
8/18	$6,821,755	$7,537,235	$6,916,166
9/18	$6,850,223	$7,549,711	$6,929,882
10/18	$6,415,706	$6,993,805	$6,571,044
11/18	$6,550,670	$7,133,882	$6,767,223
12/18	$5,919,200	$6,469,935	$6,117,400
1/19	$6,379,741	$7,025,276	$6,593,544
2/19	$6,608,227	$7,272,349	$6,804,218
3/19	$6,677,390	$7,378,538	$6,847,478
4/19	$7,050,149	$7,673,177	$7,090,366
5/19	$6,594,954	$7,176,632	$6,634,476
6/19	$7,063,523	$7,680,695	$7,110,729
7/19	$7,164,276	$7,794,868	$7,169,669
8/19	$6,987,958	$7,635,967	$6,958,844
9/19	$7,169,929	$7,769,985	$7,207,119
10/19	$7,242,170	$7,937,249	$7,307,859
11/19	$7,509,462	$8,238,958	$7,533,791
12/19	$7,705,234	$8,476,848	$7,741,040
1/20	$7,573,646	$8,467,589	$7,574,504
2/20	$6,813,357	$7,774,319	$6,840,942
3/20	$5,671,490	$6,705,212	$5,671,863
4/20	$6,317,562	$7,593,252	$6,309,504
5/20	$6,530,472	$7,999,327	$6,525,720
6/20	$6,467,671	$8,182,206	$6,482,405
7/20	$6,747,753	$8,646,820	$6,738,677
8/20	$7,013,290	$9,273,233	$7,017,321
9/20	$6,828,972	$8,935,585	$6,844,953
10/20	$6,765,569	$8,742,727	$6,754,992
11/20	$7,653,223	$9,806,307	$7,663,633
12/20	$7,908,853	$10,247,474	$7,957,453
1/21	$7,796,458	$10,201,894	$7,884,577
2/21	$8,302,235	$10,520,777	$8,361,065
3/21	$8,781,153	$10,897,872	$8,853,064
4/21	$9,142,022	$11,459,648	$9,207,110
5/21	$9,303,662	$11,511,961	$9,422,044
6/21	$9,186,321	$11,795,834	$9,314,147
7/21	$9,239,116	$11,995,309	$9,388,589
8/21	$9,397,501	$12,337,388	$9,574,777
9/21	$9,087,231	$11,783,836	$9,241,499
10/21	$9,594,179	$12,580,712	$9,710,759
11/21	$9,204,510	$12,389,217	$9,368,551
12/21	$9,861,737	$12,877,088	$9,959,579
1/22	$9,829,404	$12,119,450	$9,727,581
2/22	$9,845,571	$11,814,169	$9,614,699
3/22	$10,080,517	$12,197,377	$9,886,113
4/22	$9,496,610	$11,102,756	$9,328,499
5/22	$9,707,465	$11,087,870	$9,509,842
6/22	$8,953,210	$10,160,274	$8,678,948
7/22	$9,514,565	$11,113,490	$9,254,472
8/22	$9,286,769	$10,698,742	$8,978,730
9/22	$8,619,607	$9,706,657	$8,191,412
10/22	$9,574,620	$10,502,661	$9,031,278
11/22	$10,060,289	$11,050,861	$9,595,658
12/22	$9,614,774	$10,403,795	$9,208,840
1/23	$10,037,216	$11,120,333	$9,686,045
2/23	$9,716,160	$10,860,420	$9,344,526
3/23	$9,499,918	$11,150,818	$9,301,492
4/23	$9,720,354	$11,269,623	$9,441,637
5/23	$9,364,266	$11,313,471	$9,077,493
6/23	$9,864,585	$12,086,016	$9,680,485
7/23	$10,251,682	$12,519,260	$10,020,898
8/23	$9,941,154	$12,277,592	$9,750,369
9/23	$9,564,139	$11,692,758	$9,374,108
10/23	$9,162,966	$11,382,799	$9,043,369
11/23	$9,777,529	$12,444,225	$9,725,691
12/23	$10,408,853	$13,104,290	$10,264,422
1/24	$10,238,502	$13,249,521	$10,275,050
2/24	$10,701,506	$13,966,725	$10,654,094
3/24	$11,234,541	$14,417,255	$11,186,742
4/24	$11,002,405	$13,782,871	$10,708,894
5/24	$11,295,861	$14,434,071	$11,048,366
6/24	$11,141,262	$14,880,912	$10,944,439
7/24	$11,545,919	$15,157,533	$11,503,938
8/24	$11,673,474	$15,487,493	$11,812,531
9/24	$11,864,605	$15,807,865	$11,976,488
10/24	$11,710,175	$15,691,779	$11,844,677
11/24	$12,473,499	$16,735,661	$12,601,063
12/24	$11,642,361	$16,224,131	$11,739,245
1/25	$12,116,628	$16,736,298	$12,282,596
2/25	$12,052,785	$16,415,564	$12,332,468
3/25	$11,776,465	$15,458,036	$11,989,968
4/25	$11,259,472	$15,354,329	$11,624,530
5/25	$11,808,491	$16,327,578	$12,032,727
6/25	$12,168,211	$17,157,066	$12,444,040
7/25	$12,177,394	$17,534,909	$12,515,492
8/25	$12,384,024	$17,940,700	$12,914,368
9/25	$12,553,408	$18,559,858	$13,107,278
10/25	$12,696,112	$18,957,634	$13,165,152
11/25	$12,894,057	$19,009,698	$13,514,864
12/25	$13,088,047	$19,005,828	$13,606,526

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R6	12.42%	10.59%	10.09%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 1000® Value Index	15.91%	11.32%	10.52%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,383,965,323
# of Portfolio Holdings	64
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$8,747,600

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Real Estate	1.4%
Consumer Staples	5.0%
Utilities	5.2%
Energy	5.9%
Materials	6.1%
Communication Services	7.0%
Consumer Discretionary	9.6%
Health Care	11.6%
Information Technology	11.8%
Industrials	12.3%
Financials	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	3.8%
Bank of America Corp.	3.6%
Exxon Mobil Corp.	3.2%
Charles Schwab Corp.	2.8%
Micron Technology, Inc.	2.7%
Abbott Laboratories	2.6%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.5%
Cisco Systems, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Total	28.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

ERLVX-TSR-AR

Eaton Vance Small-Cap Fund

Class A ETEGX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.21%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Security selections and underweight exposure to health care and security selections in financials detracted from performance relative to the Index

↓ Stock selection within information technology detracted from performance relative to the Index during the period

↓ An overweight position in CBIZ, Inc., hurt returns as its shares came under pressure on higher costs, leverage from a recent acquisition, and weaker pricing

↓ An overweight position in AptarGroup, Inc. hurt returns as management warning of headwinds in pharmaceuticals and European cough/cold markets distressed investors

↑ Sector allocations ― specifically underweight exposure to the energy and consumer staples sectors ― contributed to Index-relative performance

↑ An underweight exposure to the real estate sector contributed to returns relative to the Index during the period

↑ An overweight position in Woodward, Inc. aided returns as shares rose on earnings from government aerospace and defense spending. The stock was sold by period end

↑ An overweight position in ESCO Technologies Inc. benefitted from increased defense spending and growing naval offerings through strategic acquisitions

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 2000® Index
12/15	$10,000	$10,000	$10,000
1/16	$8,885	$9,436	$9,121
2/16	$8,924	$9,433	$9,120
3/16	$9,599	$10,097	$9,848
4/16	$9,592	$10,159	$10,003
5/16	$9,949	$10,341	$10,228
6/16	$9,818	$10,362	$10,222
7/16	$10,163	$10,774	$10,832
8/16	$10,291	$10,801	$11,023
9/16	$10,267	$10,818	$11,146
10/16	$10,123	$10,584	$10,616
11/16	$11,006	$11,058	$11,800
12/16	$11,305	$11,274	$12,131
1/17	$11,323	$11,486	$12,179
2/17	$11,616	$11,913	$12,414
3/17	$11,696	$11,921	$12,430
4/17	$11,714	$12,047	$12,566
5/17	$11,634	$12,171	$12,311
6/17	$11,927	$12,280	$12,736
7/17	$12,002	$12,512	$12,831
8/17	$11,865	$12,536	$12,668
9/17	$12,412	$12,842	$13,458
10/17	$12,540	$13,122	$13,573
11/17	$12,968	$13,521	$13,964
12/17	$12,991	$13,656	$13,908
1/18	$13,396	$14,375	$14,271
2/18	$12,951	$13,846	$13,718
3/18	$13,080	$13,568	$13,896
4/18	$13,139	$13,619	$14,016
5/18	$13,900	$14,004	$14,867
6/18	$14,008	$14,095	$14,973
7/18	$14,226	$14,563	$15,234
8/18	$14,779	$15,074	$15,891
9/18	$14,719	$15,099	$15,509
10/18	$13,317	$13,988	$13,824
11/18	$13,653	$14,268	$14,044
12/18	$12,236	$12,940	$12,376
1/19	$13,437	$14,051	$13,768
2/19	$14,198	$14,545	$14,484
3/19	$14,043	$14,757	$14,181
4/19	$14,672	$15,346	$14,662
5/19	$14,054	$14,353	$13,522
6/19	$15,046	$15,361	$14,478
7/19	$15,311	$15,590	$14,561
8/19	$14,886	$15,272	$13,842
9/19	$14,942	$15,540	$14,130
10/19	$14,954	$15,875	$14,502
11/19	$15,472	$16,478	$15,099
12/19	$15,605	$16,954	$15,535
1/20	$15,368	$16,935	$15,037
2/20	$14,150	$15,549	$13,771
3/20	$11,772	$13,410	$10,779
4/20	$12,943	$15,187	$12,259
5/20	$13,677	$15,999	$13,057
6/20	$13,771	$16,364	$13,519
7/20	$14,375	$17,294	$13,893
8/20	$14,892	$18,546	$14,676
9/20	$14,163	$17,871	$14,185
10/20	$14,546	$17,485	$14,483
11/20	$16,279	$19,613	$17,152
12/20	$17,591	$20,495	$18,636
1/21	$17,627	$20,404	$19,573
2/21	$18,717	$21,042	$20,793
3/21	$19,304	$21,796	$21,002
4/21	$19,962	$22,919	$21,443
5/21	$20,034	$23,024	$21,487
6/21	$19,998	$23,592	$21,904
7/21	$19,986	$23,991	$21,113
8/21	$20,286	$24,675	$21,585
9/21	$19,747	$23,568	$20,949
10/21	$20,753	$25,161	$21,840
11/21	$19,986	$24,778	$20,930
12/21	$21,318	$25,754	$21,397
1/22	$19,704	$24,239	$19,337
2/22	$20,360	$23,628	$19,544
3/22	$20,183	$24,395	$19,787
4/22	$18,843	$22,206	$17,826
5/22	$18,391	$22,176	$17,853
6/22	$17,366	$20,321	$16,385
7/22	$18,911	$22,227	$18,095
8/22	$17,831	$21,397	$17,725
9/22	$16,409	$19,413	$16,026
10/22	$18,241	$21,005	$17,790
11/22	$18,925	$22,102	$18,206
12/22	$18,006	$20,808	$17,024
1/23	$19,684	$22,241	$18,684
2/23	$19,712	$21,721	$18,368
3/23	$19,176	$22,302	$17,491
4/23	$19,064	$22,539	$17,176
5/23	$18,373	$22,627	$17,017
6/23	$19,585	$24,172	$18,401
7/23	$20,093	$25,039	$19,526
8/23	$19,346	$24,555	$18,549
9/23	$17,978	$23,386	$17,457
10/23	$16,906	$22,766	$16,267
11/23	$18,359	$24,888	$17,739
12/23	$20,037	$26,209	$19,906
1/24	$19,569	$26,499	$19,132
2/24	$20,648	$27,933	$20,214
3/24	$21,500	$28,835	$20,938
4/24	$20,137	$27,566	$19,464
5/24	$20,719	$28,868	$20,440
6/24	$20,477	$29,762	$20,251
7/24	$21,855	$30,315	$22,309
8/24	$22,167	$30,975	$21,976
9/24	$22,380	$31,616	$22,129
10/24	$21,826	$31,384	$21,810
11/24	$24,141	$33,471	$24,202
12/24	$22,428	$32,448	$22,203
1/25	$23,069	$33,473	$22,785
2/25	$22,486	$32,831	$21,567
3/25	$21,468	$30,916	$20,099
4/25	$20,740	$30,709	$19,634
5/25	$21,628	$32,655	$20,683
6/25	$21,890	$34,314	$21,807
7/25	$21,351	$35,070	$22,185
8/25	$22,414	$35,881	$23,770
9/25	$21,555	$37,120	$24,510
10/25	$21,002	$37,915	$24,953
11/25	$21,162	$38,019	$25,193
12/25	$21,034	$38,012	$25,047

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(6.19)%	3.64%	8.30%
Class A with 5.25% Maximum Sales Charge	(11.09)%	2.54%	7.71%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 2000® Index	12.81%	6.09%	9.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$140,093,903
# of Portfolio Holdings	64
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$979,741

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials 28.0%
Financials 20.7%
Consumer Discretionary 15.1%
Health Care 10.1%
Information Technology 9.9%
Materials 6.2%
Real Estate 6.2%
Utilities 2.2%
Consumer Staples 1.6%
Short-Term Investments 0.0%*

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Consumer Staples	1.6%
Utilities	2.2%
Real Estate	6.2%
Materials	6.2%
Information Technology	9.9%
Health Care	10.1%
Consumer Discretionary	15.1%
Financials	20.7%
Industrials	28.0%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

CSW Industrials, Inc.	3.6%
Donaldson Co., Inc.	3.0%
Community Financial System, Inc.	2.7%
Southstate Bank Corp.	2.7%
Wyndham Hotels & Resorts, Inc.	2.7%
Franklin Electric Co., Inc.	2.6%
Stifel Financial Corp.	2.6%
Dorman Products, Inc.	2.5%
Essential Properties Realty Trust, Inc.	2.4%
Aramark	2.3%
Total	27.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

ETEGX-TSR-AR

Eaton Vance Small-Cap Fund

Class C ECSMX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.96%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Security selections and underweight exposure to health care and security selections in financials detracted from performance relative to the Index

↓ Stock selection within information technology detracted from performance relative to the Index during the period

↓ An overweight position in CBIZ, Inc., hurt returns as its shares came under pressure on higher costs, leverage from a recent acquisition, and weaker pricing

↓ An overweight position in AptarGroup, Inc. hurt returns as management warning of headwinds in pharmaceuticals and European cough/cold markets distressed investors

↑ Sector allocations ― specifically underweight exposure to the energy and consumer staples sectors ― contributed to Index-relative performance

↑ An underweight exposure to the real estate sector contributed to returns relative to the Index during the period

↑ An overweight position in Woodward, Inc. aided returns as shares rose on earnings from government aerospace and defense spending. The stock was sold by period end

↑ An overweight position in ESCO Technologies Inc. benefitted from increased defense spending and growing naval offerings through strategic acquisitions

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 2000® Index
12/15	$10,000	$10,000	$10,000
1/16	$9,382	$9,436	$9,121
2/16	$9,419	$9,433	$9,120
3/16	$10,120	$10,097	$9,848
4/16	$10,101	$10,159	$10,003
5/16	$10,479	$10,341	$10,228
6/16	$10,333	$10,362	$10,222
7/16	$10,687	$10,774	$10,832
8/16	$10,811	$10,801	$11,023
9/16	$10,783	$10,818	$11,146
10/16	$10,620	$10,584	$10,616
11/16	$11,539	$11,058	$11,800
12/16	$11,847	$11,274	$12,131
1/17	$11,858	$11,486	$12,179
2/17	$12,169	$11,913	$12,414
3/17	$12,233	$11,921	$12,430
4/17	$12,244	$12,047	$12,566
5/17	$12,158	$12,171	$12,311
6/17	$12,448	$12,280	$12,736
7/17	$12,528	$12,512	$12,831
8/17	$12,373	$12,536	$12,668
9/17	$12,938	$12,842	$13,458
10/17	$13,071	$13,122	$13,573
11/17	$13,502	$13,521	$13,964
12/17	$13,518	$13,656	$13,908
1/18	$13,932	$14,375	$14,271
2/18	$13,457	$13,846	$13,718
3/18	$13,579	$13,568	$13,896
4/18	$13,628	$13,619	$14,016
5/18	$14,419	$14,004	$14,867
6/18	$14,516	$14,095	$14,973
7/18	$14,735	$14,563	$15,234
8/18	$15,295	$15,074	$15,891
9/18	$15,234	$15,099	$15,509
10/18	$13,774	$13,988	$13,824
11/18	$14,102	$14,268	$14,044
12/18	$12,637	$12,940	$12,376
1/19	$13,872	$14,051	$13,768
2/19	$14,650	$14,545	$14,484
3/19	$14,483	$14,757	$14,181
4/19	$15,108	$15,346	$14,662
5/19	$14,470	$14,353	$13,522
6/19	$15,483	$15,361	$14,478
7/19	$15,747	$15,590	$14,561
8/19	$15,295	$15,272	$13,842
9/19	$15,352	$15,540	$14,130
10/19	$15,338	$15,875	$14,502
11/19	$15,880	$16,478	$15,099
12/19	$15,991	$16,954	$15,535
1/20	$15,733	$16,935	$15,037
2/20	$14,475	$15,549	$13,771
3/20	$12,035	$13,410	$10,779
4/20	$13,232	$15,187	$12,259
5/20	$13,975	$15,999	$13,057
6/20	$14,051	$16,364	$13,519
7/20	$14,672	$17,294	$13,893
8/20	$15,184	$18,546	$14,676
9/20	$14,431	$17,871	$14,185
10/20	$14,815	$17,485	$14,483
11/20	$16,565	$19,613	$17,152
12/20	$17,898	$20,495	$18,636
1/21	$17,914	$20,404	$19,573
2/21	$19,022	$21,042	$20,793
3/21	$19,606	$21,796	$21,002
4/21	$20,253	$22,919	$21,443
5/21	$20,330	$23,024	$21,487
6/21	$20,268	$23,592	$21,904
7/21	$20,237	$23,991	$21,113
8/21	$20,530	$24,675	$21,585
9/21	$19,976	$23,568	$20,949
10/21	$20,976	$25,161	$21,840
11/21	$20,191	$24,778	$20,930
12/21	$21,522	$25,754	$21,397
1/22	$19,874	$24,239	$19,337
2/22	$20,526	$23,628	$19,544
3/22	$20,345	$24,395	$19,787
4/22	$18,968	$22,206	$17,826
5/22	$18,515	$22,176	$17,853
6/22	$17,464	$20,321	$16,385
7/22	$19,022	$22,227	$18,095
8/22	$17,917	$21,397	$17,725
9/22	$16,468	$19,413	$16,026
10/22	$18,298	$21,005	$17,790
11/22	$18,968	$22,102	$18,206
12/22	$18,041	$20,808	$17,024
1/23	$19,712	$22,241	$18,684
2/23	$19,731	$21,721	$18,368
3/23	$19,186	$22,302	$17,491
4/23	$19,055	$22,539	$17,176
5/23	$18,360	$22,627	$17,017
6/23	$19,562	$24,172	$18,401
7/23	$20,050	$25,039	$19,526
8/23	$19,280	$24,555	$18,549
9/23	$17,929	$23,386	$17,457
10/23	$16,840	$22,766	$16,267
11/23	$18,267	$24,888	$17,739
12/23	$19,928	$26,209	$19,906
1/24	$19,455	$26,499	$19,132
2/24	$20,515	$27,933	$20,214
3/24	$21,348	$28,835	$20,938
4/24	$19,985	$27,566	$19,464
5/24	$20,553	$28,868	$20,440
6/24	$20,288	$29,762	$20,251
7/24	$21,650	$30,315	$22,309
8/24	$21,953	$30,975	$21,976
9/24	$22,142	$31,616	$22,129
10/24	$21,575	$31,384	$21,810
11/24	$23,865	$33,471	$24,202
12/24	$22,133	$32,448	$22,203
1/25	$22,758	$33,473	$22,785
2/25	$22,172	$32,831	$21,567
3/25	$21,156	$30,916	$20,099
4/25	$20,433	$30,709	$19,634
5/25	$21,293	$32,655	$20,683
6/25	$21,527	$34,314	$21,807
7/25	$20,980	$35,070	$22,185
8/25	$22,015	$35,881	$23,770
9/25	$21,156	$37,120	$24,510
10/25	$20,609	$37,915	$24,953
11/25	$20,746	$38,019	$25,193
12/25	$20,616	$38,012	$25,047

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(6.85)%	2.87%	7.50%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(7.69)%	2.87%	7.50%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 2000® Index	12.81%	6.09%	9.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$140,093,903
# of Portfolio Holdings	64
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$979,741

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Consumer Staples	1.6%
Utilities	2.2%
Real Estate	6.2%
Materials	6.2%
Information Technology	9.9%
Health Care	10.1%
Consumer Discretionary	15.1%
Financials	20.7%
Industrials	28.0%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

CSW Industrials, Inc.	3.6%
Donaldson Co., Inc.	3.0%
Community Financial System, Inc.	2.7%
Southstate Bank Corp.	2.7%
Wyndham Hotels & Resorts, Inc.	2.7%
Franklin Electric Co., Inc.	2.6%
Stifel Financial Corp.	2.6%
Dorman Products, Inc.	2.5%
Essential Properties Realty Trust, Inc.	2.4%
Aramark	2.3%
Total	27.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

ECSMX-TSR-AR

Eaton Vance Small-Cap Fund

Class I EISGX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.96%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Security selections and underweight exposure to health care and security selections in financials detracted from performance relative to the Index

↓ Stock selection within information technology detracted from performance relative to the Index during the period

↓ An overweight position in CBIZ, Inc., hurt returns as its shares came under pressure on higher costs, leverage from a recent acquisition, and weaker pricing

↓ An overweight position in AptarGroup, Inc. hurt returns as management warning of headwinds in pharmaceuticals and European cough/cold markets distressed investors

↑ Sector allocations ― specifically underweight exposure to the energy and consumer staples sectors ― contributed to Index-relative performance

↑ An underweight exposure to the real estate sector contributed to returns relative to the Index during the period

↑ An overweight position in Woodward, Inc. aided returns as shares rose on earnings from government aerospace and defense spending. The stock was sold by period end

↑ An overweight position in ESCO Technologies Inc. benefitted from increased defense spending and growing naval offerings through strategic acquisitions

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 2000® Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$938,838	$943,575	$912,066
2/16	$942,661	$943,271	$912,025
3/16	$1,014,526	$1,009,683	$984,815
4/16	$1,013,761	$1,015,940	$1,000,271
5/16	$1,051,988	$1,034,116	$1,022,802
6/16	$1,038,333	$1,036,242	$1,022,157
7/16	$1,074,600	$1,077,368	$1,083,187
8/16	$1,088,791	$1,080,116	$1,102,342
9/16	$1,085,638	$1,081,814	$1,114,621
10/16	$1,070,658	$1,058,408	$1,061,631
11/16	$1,164,479	$1,105,774	$1,180,016
12/16	$1,197,049	$1,127,351	$1,213,080
1/17	$1,198,779	$1,148,570	$1,217,865
2/17	$1,230,781	$1,191,287	$1,241,368
3/17	$1,238,565	$1,192,098	$1,242,993
4/17	$1,241,160	$1,204,734	$1,256,624
5/17	$1,232,511	$1,217,063	$1,231,059
6/17	$1,263,648	$1,228,046	$1,273,615
7/17	$1,272,759	$1,251,201	$1,283,077
8/17	$1,257,692	$1,253,612	$1,266,754
9/17	$1,316,189	$1,284,185	$1,345,810
10/17	$1,330,370	$1,312,208	$1,357,282
11/17	$1,375,573	$1,352,054	$1,396,399
12/17	$1,378,665	$1,365,567	$1,390,763
1/18	$1,421,599	$1,437,547	$1,427,109
2/18	$1,374,849	$1,384,560	$1,371,849
3/18	$1,389,160	$1,356,766	$1,389,592
4/18	$1,394,885	$1,361,923	$1,401,606
5/18	$1,476,937	$1,400,370	$1,486,684
6/18	$1,488,386	$1,409,528	$1,497,337
7/18	$1,512,238	$1,456,305	$1,523,433
8/18	$1,571,392	$1,507,447	$1,589,108
9/18	$1,564,713	$1,509,942	$1,550,887
10/18	$1,416,829	$1,398,761	$1,382,435
11/18	$1,452,130	$1,426,776	$1,404,409
12/18	$1,301,895	$1,293,987	$1,237,585
1/19	$1,430,400	$1,405,055	$1,376,811
2/19	$1,511,505	$1,454,470	$1,448,388
3/19	$1,495,705	$1,475,708	$1,418,075
4/19	$1,562,064	$1,534,635	$1,466,248
5/19	$1,496,758	$1,435,326	$1,352,214
6/19	$1,602,090	$1,536,139	$1,447,784
7/19	$1,631,583	$1,558,974	$1,456,120
8/19	$1,586,800	$1,527,193	$1,384,225
9/19	$1,593,241	$1,553,997	$1,413,026
10/19	$1,594,315	$1,587,450	$1,450,240
11/19	$1,650,143	$1,647,792	$1,509,939
12/19	$1,663,919	$1,695,370	$1,553,477
1/20	$1,639,235	$1,693,518	$1,503,655
2/20	$1,509,083	$1,554,864	$1,377,074
3/20	$1,255,513	$1,341,042	$1,077,884
4/20	$1,382,298	$1,518,650	$1,225,936
5/20	$1,460,838	$1,599,865	$1,305,713
6/20	$1,469,814	$1,636,441	$1,351,867
7/20	$1,536,011	$1,729,364	$1,389,285
8/20	$1,591,837	$1,854,647	$1,467,562
9/20	$1,513,717	$1,787,117	$1,418,540
10/20	$1,554,475	$1,748,545	$1,448,250
11/20	$1,740,152	$1,961,261	$1,715,198
12/20	$1,880,966	$2,049,495	$1,863,564
1/21	$1,884,372	$2,040,379	$1,957,342
2/21	$2,002,429	$2,104,155	$2,079,334
3/21	$2,064,863	$2,179,574	$2,100,218
4/21	$2,136,378	$2,291,930	$2,144,321
5/21	$2,145,459	$2,302,392	$2,148,741
6/21	$2,140,919	$2,359,167	$2,190,372
7/21	$2,139,783	$2,399,062	$2,111,281
8/21	$2,172,703	$2,467,478	$2,158,506
9/21	$2,115,945	$2,356,767	$2,094,863
10/21	$2,223,785	$2,516,142	$2,183,977
11/21	$2,142,054	$2,477,843	$2,092,972
12/21	$2,284,618	$2,575,418	$2,139,725
1/22	$2,112,025	$2,423,890	$1,933,726
2/22	$2,183,620	$2,362,834	$1,954,368
3/22	$2,165,721	$2,439,475	$1,978,693
4/22	$2,021,254	$2,220,551	$1,782,586
5/22	$1,972,673	$2,217,574	$1,785,280
6/22	$1,862,725	$2,032,055	$1,638,453
7/22	$2,030,204	$2,222,698	$1,809,512
8/22	$1,913,863	$2,139,748	$1,772,484
9/22	$1,761,726	$1,941,331	$1,602,617
10/22	$1,958,610	$2,100,532	$1,779,048
11/22	$2,032,761	$2,210,172	$1,820,602
12/22	$1,934,907	$2,080,759	$1,702,441
1/23	$2,115,235	$2,224,067	$1,868,371
2/23	$2,119,184	$2,172,084	$1,836,813
3/23	$2,061,268	$2,230,164	$1,749,050
4/23	$2,050,738	$2,253,925	$1,717,605
5/23	$1,977,027	$2,262,694	$1,701,739
6/23	$2,107,337	$2,417,203	$1,840,093
7/23	$2,162,620	$2,503,852	$1,952,621
8/23	$2,082,328	$2,455,518	$1,854,935
9/23	$1,936,223	$2,338,552	$1,745,731
10/23	$1,820,392	$2,276,560	$1,626,674
11/23	$1,977,027	$2,488,845	$1,773,904
12/23	$2,158,100	$2,620,858	$1,990,646
1/24	$2,108,992	$2,649,904	$1,913,222
2/24	$2,225,790	$2,793,345	$2,021,399
3/24	$2,317,369	$2,883,451	$2,093,763
4/24	$2,171,373	$2,756,574	$1,946,399
5/24	$2,233,753	$2,886,814	$2,044,044
6/24	$2,208,535	$2,976,182	$2,025,136
7/24	$2,358,514	$3,031,507	$2,230,888
8/24	$2,391,695	$3,097,499	$2,197,564
9/24	$2,415,586	$3,161,573	$2,212,922
10/24	$2,357,187	$3,138,356	$2,180,960
11/24	$2,606,709	$3,347,132	$2,420,198
12/24	$2,422,051	$3,244,826	$2,220,324
1/25	$2,492,689	$3,347,260	$2,278,539
2/25	$2,428,843	$3,283,113	$2,156,661
3/25	$2,320,170	$3,091,607	$2,009,860
4/25	$2,242,741	$3,070,866	$1,963,428
5/25	$2,339,188	$3,265,516	$2,068,276
6/25	$2,367,715	$3,431,413	$2,180,691
7/25	$2,309,303	$3,506,982	$2,218,519
8/25	$2,424,768	$3,588,140	$2,377,026
9/25	$2,332,396	$3,711,972	$2,450,983
10/25	$2,272,626	$3,791,527	$2,495,325
11/25	$2,290,285	$3,801,940	$2,519,297
12/25	$2,277,407	$3,801,166	$2,504,679

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(5.97)%	3.90%	8.57%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 2000® Index	12.81%	6.09%	9.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$140,093,903
# of Portfolio Holdings	64
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$979,741

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Consumer Staples	1.6%
Utilities	2.2%
Real Estate	6.2%
Materials	6.2%
Information Technology	9.9%
Health Care	10.1%
Consumer Discretionary	15.1%
Financials	20.7%
Industrials	28.0%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

CSW Industrials, Inc.	3.6%
Donaldson Co., Inc.	3.0%
Community Financial System, Inc.	2.7%
Southstate Bank Corp.	2.7%
Wyndham Hotels & Resorts, Inc.	2.7%
Franklin Electric Co., Inc.	2.6%
Stifel Financial Corp.	2.6%
Dorman Products, Inc.	2.5%
Essential Properties Realty Trust, Inc.	2.4%
Aramark	2.3%
Total	27.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EISGX-TSR-AR

Eaton Vance Small-Cap Fund

Class R ERSGX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$141	1.46%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Security selections and underweight exposure to health care and security selections in financials detracted from performance relative to the Index

↓ Stock selection within information technology detracted from performance relative to the Index during the period

↓ An overweight position in CBIZ, Inc., hurt returns as its shares came under pressure on higher costs, leverage from a recent acquisition, and weaker pricing

↓ An overweight position in AptarGroup, Inc. hurt returns as management warning of headwinds in pharmaceuticals and European cough/cold markets distressed investors

↑ Sector allocations ― specifically underweight exposure to the energy and consumer staples sectors ― contributed to Index-relative performance

↑ An underweight exposure to the real estate sector contributed to returns relative to the Index during the period

↑ An overweight position in Woodward, Inc. aided returns as shares rose on earnings from government aerospace and defense spending. The stock was sold by period end

↑ An overweight position in ESCO Technologies Inc. benefitted from increased defense spending and growing naval offerings through strategic acquisitions

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	Russell 3000® Index	Russell 2000® Index
12/15	$10,000	$10,000	$10,000
1/16	$9,378	$9,436	$9,121
2/16	$9,420	$9,433	$9,120
3/16	$10,134	$10,097	$9,848
4/16	$10,118	$10,159	$10,003
5/16	$10,496	$10,341	$10,228
6/16	$10,354	$10,362	$10,222
7/16	$10,711	$10,774	$10,832
8/16	$10,850	$10,801	$11,023
9/16	$10,815	$10,818	$11,146
10/16	$10,667	$10,584	$10,616
11/16	$11,589	$11,058	$11,800
12/16	$11,904	$11,274	$12,131
1/17	$11,923	$11,486	$12,179
2/17	$12,232	$11,913	$12,414
3/17	$12,309	$11,921	$12,430
4/17	$12,328	$12,047	$12,566
5/17	$12,241	$12,171	$12,311
6/17	$12,540	$12,280	$12,736
7/17	$12,622	$12,512	$12,831
8/17	$12,473	$12,536	$12,668
9/17	$13,048	$12,842	$13,458
10/17	$13,187	$13,122	$13,573
11/17	$13,623	$13,521	$13,964
12/17	$13,647	$13,656	$13,908
1/18	$14,078	$14,375	$14,271
2/18	$13,604	$13,846	$13,718
3/18	$13,733	$13,568	$13,896
4/18	$13,787	$13,619	$14,016
5/18	$14,584	$14,004	$14,867
6/18	$14,692	$14,095	$14,973
7/18	$14,929	$14,563	$15,234
8/18	$15,499	$15,074	$15,891
9/18	$15,435	$15,099	$15,509
10/18	$13,970	$13,988	$13,824
11/18	$14,315	$14,268	$14,044
12/18	$12,822	$12,940	$12,376
1/19	$14,090	$14,051	$13,768
2/19	$14,875	$14,545	$14,484
3/19	$14,706	$14,757	$14,181
4/19	$15,370	$15,346	$14,662
5/19	$14,718	$14,353	$13,522
6/19	$15,744	$15,361	$14,478
7/19	$16,034	$15,590	$14,561
8/19	$15,581	$15,272	$13,842
9/19	$15,630	$15,540	$14,130
10/19	$15,643	$15,875	$14,502
11/19	$16,186	$16,478	$15,099
12/19	$16,307	$16,954	$15,535
1/20	$16,060	$16,935	$15,037
2/20	$14,786	$15,549	$13,771
3/20	$12,302	$13,410	$10,779
4/20	$13,524	$15,187	$12,259
5/20	$14,292	$15,999	$13,057
6/20	$14,370	$16,364	$13,519
7/20	$15,007	$17,294	$13,893
8/20	$15,550	$18,546	$14,676
9/20	$14,787	$17,871	$14,185
10/20	$15,168	$17,485	$14,483
11/20	$16,969	$19,613	$17,152
12/20	$18,347	$20,495	$18,636
1/21	$18,373	$20,404	$19,573
2/21	$19,506	$21,042	$20,793
3/21	$20,112	$21,796	$21,002
4/21	$20,797	$22,919	$21,443
5/21	$20,876	$23,024	$21,487
6/21	$20,836	$23,592	$21,904
7/21	$20,810	$23,991	$21,113
8/21	$21,126	$24,675	$21,585
9/21	$20,560	$23,568	$20,949
10/21	$21,600	$25,161	$21,840
11/21	$20,797	$24,778	$20,930
12/21	$22,168	$25,754	$21,397
1/22	$20,493	$24,239	$19,337
2/22	$21,172	$23,628	$19,544
3/22	$20,991	$24,395	$19,787
4/22	$19,587	$22,206	$17,826
5/22	$19,104	$22,176	$17,853
6/22	$18,033	$20,321	$16,385
7/22	$19,648	$22,227	$18,095
8/22	$18,516	$21,397	$17,725
9/22	$17,037	$19,413	$16,026
10/22	$18,938	$21,005	$17,790
11/22	$19,648	$22,102	$18,206
12/22	$18,681	$20,808	$17,024
1/23	$20,424	$22,241	$18,684
2/23	$20,455	$21,721	$18,368
3/23	$19,879	$22,302	$17,491
4/23	$19,770	$22,539	$17,176
5/23	$19,055	$22,627	$17,017
6/23	$20,299	$24,172	$18,401
7/23	$20,828	$25,039	$19,526
8/23	$20,035	$24,555	$18,549
9/23	$18,619	$23,386	$17,457
10/23	$17,515	$22,766	$16,267
11/23	$19,008	$24,888	$17,739
12/23	$20,743	$26,209	$19,906
1/24	$20,257	$26,499	$19,132
2/24	$21,369	$27,933	$20,214
3/24	$22,246	$28,835	$20,938
4/24	$20,837	$27,566	$19,464
5/24	$21,431	$28,868	$20,440
6/24	$21,181	$29,762	$20,251
7/24	$22,590	$30,315	$22,309
8/24	$22,903	$30,975	$21,976
9/24	$23,122	$31,616	$22,129
10/24	$22,543	$31,384	$21,810
11/24	$24,938	$33,471	$24,202
12/24	$23,150	$32,448	$22,203
1/25	$23,809	$33,473	$22,785
2/25	$23,198	$32,831	$21,567
3/25	$22,138	$30,916	$20,099
4/25	$21,399	$30,709	$19,634
5/25	$22,315	$32,655	$20,683
6/25	$22,572	$34,314	$21,807
7/25	$22,009	$35,070	$22,185
8/25	$23,102	$35,881	$23,770
9/25	$22,202	$37,120	$24,510
10/25	$21,640	$37,915	$24,953
11/25	$21,801	$38,019	$25,193
12/25	$21,663	$38,012	$25,047

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	(6.42)%	3.38%	8.03%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 2000® Index	12.81%	6.09%	9.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$140,093,903
# of Portfolio Holdings	64
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$979,741

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Consumer Staples	1.6%
Utilities	2.2%
Real Estate	6.2%
Materials	6.2%
Information Technology	9.9%
Health Care	10.1%
Consumer Discretionary	15.1%
Financials	20.7%
Industrials	28.0%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

CSW Industrials, Inc.	3.6%
Donaldson Co., Inc.	3.0%
Community Financial System, Inc.	2.7%
Southstate Bank Corp.	2.7%
Wyndham Hotels & Resorts, Inc.	2.7%
Franklin Electric Co., Inc.	2.6%
Stifel Financial Corp.	2.6%
Dorman Products, Inc.	2.5%
Essential Properties Realty Trust, Inc.	2.4%
Aramark	2.3%
Total	27.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

ERSGX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance Balanced Fund, Eaton Vance Core Bond Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Greater India Fund, Eaton Vance Growth Fund, Eaton Vance Large-Cap Value Fund and Eaton Vance Small-Cap Fund (the “Fund(s)”) are series of Eaton Vance Special Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 8 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended December 31, 2024 and December 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Balanced Fund
Fiscal Years Ended	12/31/24	12/31/25
Audit Fees	$38,200	$38,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$38,200	$38,200

Eaton Vance Core Bond Fund
Fiscal Years Ended	12/31/24	12/31/25
Audit Fees	$23,700	$23,700
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$23,700	$23,700

Eaton Vance Dividend Builder Fund
Fiscal Years Ended	12/31/24	12/31/25

Audit Fees	$49,600	$49,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$49,600	$49,600

Eaton Vance Greater India Fund
Fiscal Years Ended	12/31/24	12/31/25
Audit Fees	$23,700	$23,700
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$23,700	$23,700

Eaton Vance Growth Fund
Fiscal Years Ended	12/31/24	12/31/25
Audit Fees	$35,100	$35,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$35,100	$35,100

Eaton Vance Large-Cap Value Fund
Fiscal Years Ended	12/31/24	12/31/25
Audit Fees	$49,600	$49,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$49,600	$49,600

Eaton Vance Small-Cap Fund
Fiscal Years Ended	12/31/24	12/31/25
Audit Fees	$35,100	$35,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$35,100	$35,100

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (October 31 and December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/24	12/31/24	10/31/25	12/31/25
Audit Fees	$23,700	$255,000	$23,700	$255,000
Audit-Related Fees(1)	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0

Total	$23,700	$255,000	$23,700	$255,000

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	10/31/24	12/31/24	10/31/25	12/31/25
Registrant(1)	$0	$0	$0	$0
Eaton Vance(2)	$18,490	$18,490	$18,490	$18,490

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Balanced Fund
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
Eaton Vance
Balanced Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Balanced Fund
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investment in Core Bond Portfolio, at value (identified cost, $403,247,047)	$389,301,079
Investment in Stock Portfolio, at value (identified cost, $372,385,636)	693,342,147
Receivable for Fund shares sold	469,984
Total assets	$1,083,113,210
Liabilities
Payable for Fund shares redeemed	$262,686
Payable to affiliates:
Administration fee	36,858
Distribution and service fees	217,342
Sub-transfer agency fee	23,782
Trustees' fees	125
Payable for transfer and dividend disbursing agent fees	86,853
Payable for legal and accounting services	59,203
Accrued expenses	48,254
Total liabilities	$735,103
Net Assets	$1,082,378,107
Sources of Net Assets
Paid-in capital	$732,297,527
Distributable earnings	350,080,580
Net Assets	$1,082,378,107
Class A Shares
Net Assets	$514,278,930
Shares Outstanding	41,331,592
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.44
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$13.13
Class C Shares
Net Assets	$117,575,312
Shares Outstanding	9,386,328
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.53
Class I Shares
Net Assets	$419,878,938
Shares Outstanding	33,720,093
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.45
Class R Shares
Net Assets	$17,434,520
Shares Outstanding	1,408,407
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.38
1
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
December 31, 2025
Statement of Assets and Liabilities — continued

December 31, 2025
Class R6 Shares
Net Assets	$13,210,407
Shares Outstanding	1,060,792
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.45
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income allocated from Portfolios (net of foreign taxes withheld of $57,021)	$7,123,703
Interest income allocated from Portfolios	12,713,121
Expenses allocated from Portfolios	(6,186,053)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolios	181,252
Total investment income from Portfolios	$13,832,023
Expenses
Administration fee	$417,221
Distribution and service fees:
Class A	1,233,568
Class C	1,208,359
Class R	85,480
Trustees’ fees and expenses	500
Custodian fee	56,808
Transfer and dividend disbursing agent fees	613,438
Legal and accounting services	121,826
Printing and postage	40,104
Registration fees	95,901
Miscellaneous	44,752
Total expenses	$3,917,957
Net investment income	$9,914,066
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss):
Investment transactions	$41,906,779
Futures contracts	1,272,258
Foreign currency transactions	3,715
Forward foreign currency exchange contracts	(24,942)
Net realized gain	$43,157,810
Change in unrealized appreciation (depreciation):
Investments	$56,376,187
Futures contracts	(73,099)
Foreign currency	109
Forward foreign currency exchange contracts	(16,916)
Net change in unrealized appreciation (depreciation)	$56,286,281
Net realized and unrealized gain	$99,444,091
Net increase in net assets from operations	$109,358,157
3
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$9,914,066	$11,897,746
Net realized gain	43,157,810	53,212,130
Net change in unrealized appreciation (depreciation)	56,286,281	98,044,369
Net increase in net assets from operations	$109,358,157	$163,154,245
Distributions to shareholders:
Class A	$(25,461,987)	$(26,591,914)
Class C	(5,026,030)	(6,288,759)
Class I	(21,877,523)	(21,418,638)
Class R	(832,265)	(889,053)
Class R6	(682,323)	(496,014)
Total distributions to shareholders	$(53,880,128)	$(55,684,378)
Transactions in shares of beneficial interest:
Class A	$6,505,821	$34,400,766
Class C	(16,368,026)	(36,974,183)
Class I	19,634,508	58,641,560
Class R	(127,006)	719,094
Class R6	4,064,351	564,678
Net increase in net assets from Fund share transactions	$13,709,648	$57,351,915
Net increase in net assets	$69,187,677	$164,821,782
Net Assets
At beginning of year	$1,013,190,430	$848,368,648
At end of year	$1,082,378,107	$1,013,190,430
4
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
December 31, 2025
Financial Highlights

	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$11.79	$10.44	$9.19	$11.50	$10.93
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.15	$0.15	$0.12	$0.09
Net realized and unrealized gain (loss)	1.17	1.88	1.31	(1.90)	1.43
Total income (loss) from operations	$1.29	$2.03	$1.46	$(1.78)	$1.52
Less Distributions
From net investment income	$(0.15)	$(0.15)	$(0.16)	$(0.13)	$(0.13)
From net realized gain	(0.49)	(0.53)	(0.05)	(0.40)	(0.82)
Total distributions	$(0.64)	$(0.68)	$(0.21)	$(0.53)	$(0.95)
Portfolio transaction fee, net(1)	$—	$—	$—	$(0.00)(2)	$(0.00)(2)
Net asset value — End of year	$12.44	$11.79	$10.44	$9.19	$11.50
Total Return(3)	11.01%	19.46%	16.05%	(15.58)%	14.01%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$514,279	$481,330	$395,907	$350,731	$448,684
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.98%	0.98%	0.98%	0.97%	0.95%
Net expenses	0.96%(6)	0.97%(6)	0.98%(6)	0.97%(6)	0.95%
Net investment income	0.94%	1.29%	1.50%	1.15%	0.73%
Portfolio Turnover of the Fund(7)	4%	5%	2%	7%	7%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolios. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds, if applicable (equal to less than 0.01% of average daily net assets for the year ended December 31, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
5
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
December 31, 2025
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$11.87	$10.50	$9.24	$11.55	$10.97
Income (Loss) From Operations
Net investment income (loss)(1)	$0.02	$0.06	$0.07	$0.04	$(0.00)(2)
Net realized and unrealized gain (loss)	1.19	1.90	1.32	(1.90)	1.44
Total income (loss) from operations	$1.21	$1.96	$1.39	$(1.86)	$1.44
Less Distributions
From net investment income	$(0.06)	$(0.06)	$(0.08)	$(0.05)	$(0.04)
From net realized gain	(0.49)	(0.53)	(0.05)	(0.40)	(0.82)
Total distributions	$(0.55)	$(0.59)	$(0.13)	$(0.45)	$(0.86)
Portfolio transaction fee, net(1)	$—	$—	$—	$(0.00)(2)	$(0.00)(2)
Net asset value — End of year	$12.53	$11.87	$10.50	$9.24	$11.55
Total Return(3)	10.18%	18.63%	15.15%	(16.16)%	13.21%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$117,575	$127,560	$146,923	$182,999	$258,309
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.73%	1.73%	1.73%	1.72%	1.70%
Net expenses	1.71%(6)	1.72%(6)	1.73%(6)	1.72%(6)	1.70%
Net investment income (loss)	0.19%	0.54%	0.74%	0.39%	(0.02)%
Portfolio Turnover of the Fund(7)	4%	5%	2%	7%	7%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolios. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds, if applicable (equal to less than 0.01% of average daily net assets for the year ended December 31, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
6
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
December 31, 2025
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$11.80	$10.45	$9.20	$11.50	$10.93
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.18	$0.17	$0.14	$0.11
Net realized and unrealized gain (loss)	1.17	1.88	1.31	(1.88)	1.43
Total income (loss) from operations	$1.32	$2.06	$1.48	$(1.74)	$1.54
Less Distributions
From net investment income	$(0.18)	$(0.18)	$(0.18)	$(0.16)	$(0.15)
From net realized gain	(0.49)	(0.53)	(0.05)	(0.40)	(0.82)
Total distributions	$(0.67)	$(0.71)	$(0.23)	$(0.56)	$(0.97)
Portfolio transaction fee, net(1)	$—	$—	$—	$(0.00)(2)	$(0.00)(2)
Net asset value — End of year	$12.45	$11.80	$10.45	$9.20	$11.50
Total Return(3)	11.28%	19.74%	16.32%	(15.27)%	14.28%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$419,879	$379,082	$284,307	$283,882	$409,900
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.73%	0.73%	0.73%	0.72%	0.70%
Net expenses	0.71%(6)	0.72%(6)	0.73%(6)	0.72%(6)	0.70%
Net investment income	1.19%	1.54%	1.75%	1.39%	0.98%
Portfolio Turnover of the Fund(7)	4%	5%	2%	7%	7%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolios. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds, if applicable (equal to less than 0.01% of average daily net assets for the year ended December 31, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
7
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
December 31, 2025
Financial Highlights — continued

	Class R
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$11.74	$10.40	$9.15	$11.45	$10.89
Income (Loss) From Operations
Net investment income(1)	$0.08	$0.12	$0.12	$0.09	$0.06
Net realized and unrealized gain (loss)	1.17	1.88	1.31	(1.88)	1.42
Total income (loss) from operations	$1.25	$2.00	$1.43	$(1.79)	$1.48
Less Distributions
From net investment income	$(0.12)	$(0.13)	$(0.13)	$(0.11)	$(0.10)
From net realized gain	(0.49)	(0.53)	(0.05)	(0.40)	(0.82)
Total distributions	$(0.61)	$(0.66)	$(0.18)	$(0.51)	$(0.92)
Portfolio transaction fee, net(1)	$—	$—	$—	$(0.00)(2)	$(0.00)(2)
Net asset value — End of year	$12.38	$11.74	$10.40	$9.15	$11.45
Total Return(3)	10.70%	19.16%	15.83%	(15.77)%	13.71%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$17,435	$16,662	$14,158	$12,922	$15,587
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.23%	1.23%	1.23%	1.22%	1.20%
Net expenses	1.21%(6)	1.22%(6)	1.23%(6)	1.22%(6)	1.20%
Net investment income	0.69%	1.04%	1.25%	0.90%	0.47%
Portfolio Turnover of the Fund(7)	4%	5%	2%	7%	7%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolios. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds, if applicable (equal to less than 0.01% of average daily net assets for the year ended December 31, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
8
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
December 31, 2025
Financial Highlights — continued

	Class R6
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$11.80	$10.45	$9.20	$11.51	$10.93
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.18	$0.18	$0.15	$0.12
Net realized and unrealized gain (loss)	1.18	1.89	1.31	(1.90)	1.44
Total income (loss) from operations	$1.33	$2.07	$1.49	$(1.75)	$1.56
Less Distributions
From net investment income	$(0.19)	$(0.19)	$(0.19)	$(0.16)	$(0.16)
From net realized gain	(0.49)	(0.53)	(0.05)	(0.40)	(0.82)
Total distributions	$(0.68)	$(0.72)	$(0.24)	$(0.56)	$(0.98)
Portfolio transaction fee, net(1)	$—	$—	$—	$(0.00)(2)	$(0.00)(2)
Net asset value — End of year	$12.45	$11.80	$10.45	$9.20	$11.51
Total Return(3)	11.33%	19.79%	16.37%	(15.30)%	14.42%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$13,210	$8,557	$7,074	$4,564	$5,131
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.69%	0.69%	0.68%	0.67%	0.66%
Net expenses	0.67%(6)	0.68%(6)	0.68%(6)	0.67%(6)	0.66%
Net investment income	1.24%	1.58%	1.80%	1.45%	1.02%
Portfolio Turnover of the Fund(7)	4%	5%	2%	7%	7%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolios. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds, if applicable (equal to less than 0.01% of average daily net assets for the year ended December 31, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
9
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund's investment objective is to provide current income and long-term growth of capital. The Fund currently pursues its objective by investing substantially all of its assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Fund's proportionate interest in each of the Portfolio's net assets at December 31, 2025 were as follows: Core Bond Portfolio (51.3%) and Stock Portfolio (87.0%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Stock Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Core Bond Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A   Investment Valuation—Valuation of securities by Stock Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Core Bond Portfolio.
Additional valuation policies for Core Bond Portfolio (the Portfolio) are as follows:
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Securities. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
10

Eaton Vance
Balanced Fund
December 31, 2025
Notes to Financial Statements — continued

D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$12,937,282	$14,220,901
Long-term capital gains	$40,942,846	$41,463,477
During the year ended December 31, 2025, distributable earnings was decreased by $3,284,942 and paid-in capital was increased by $3,284,942 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed long-term capital gains	$ 5,402,615
Late year ordinary losses	(6,084)
Net unrealized appreciation	344,684,049
Distributable earnings	$350,080,580
At December 31, 2025, the Fund had a late year ordinary loss of $6,084, related to certain specified losses realized after October 31, 2025, which it has elected to defer to the following taxable year pursuant to income tax regulations.
11

Eaton Vance
Balanced Fund
December 31, 2025
Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate based on the percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
For equity securities:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For income securities and cash:
Average Daily Net Assets	Annual Fee Rate
Less than $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the year ended December 31, 2025, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its pro rata share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the year ended December 31, 2025, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $5,624,964 or 0.54% of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the year ended December 31, 2025, the administration fee amounted to $417,221.
The Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolios is reduced by an amount equal to their pro rata share of the advisory and administration fees/advisory fees paid by the Portfolios due to their investments in the Liquidity Fund and in other affiliated funds. In addition, pursuant to a voluntary expense reimbursement, a portion of Core Bond Portfolio’s operating expenses are allocated to its investment adviser. For the year ended December 31, 2025, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios and the reimbursement of Core Bond Portfolio’s operating expenses was $181,252.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, EVM earned $91,081 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, received $33,172 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended December 31, 2025 in the amount of $5,228. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.
12

Eaton Vance
Balanced Fund
December 31, 2025
Notes to Financial Statements — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2025 amounted to $1,233,568 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2025, the Fund paid or accrued to EVD $906,269 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2025, the Fund paid or accrued to EVD $42,740 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2025 amounted to $302,090 and $42,740 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2025, the Fund was informed that EVD received $1,950 and $12,380 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the year ended December 31, 2025, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Core Bond Portfolio	$21,092,013	$25,058,111
Stock Portfolio	15,692,992	55,298,014
13

Eaton Vance
Balanced Fund
December 31, 2025
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	4,733,376	$57,527,583	6,276,541	$72,932,529
Issued to shareholders electing to receive payments of distributions in Fund shares	1,917,628	23,681,983	2,071,795	24,710,524
Redemptions	(6,129,813)	(74,703,745)	(5,449,587)	(63,242,287)
Net increase	521,191	$ 6,505,821	2,898,749	$34,400,766
Class C
Sales	1,425,739	$17,374,187	1,937,226	$22,748,791
Issued to shareholders electing to receive payments of distributions in Fund shares	395,565	4,933,013	509,870	6,138,300
Redemptions	(3,183,161)	(38,675,226)	(5,687,761)	(65,861,274)
Net decrease	(1,361,857)	$(16,368,026)	(3,240,665)	$(36,974,183)
Class I
Sales	7,411,061	$89,894,734	8,379,943	$98,421,108
Issued to shareholders electing to receive payments of distributions in Fund shares	1,609,934	19,885,435	1,641,231	19,564,677
Redemptions	(7,419,826)	(90,145,661)	(5,111,086)	(59,344,225)
Net increase	1,601,169	$19,634,508	4,910,088	$58,641,560
Class R
Sales	194,346	$ 2,374,147	166,536	$ 1,917,935
Issued to shareholders electing to receive payments of distributions in Fund shares	67,678	832,265	74,849	889,053
Redemptions	(273,220)	(3,333,418)	(183,620)	(2,087,894)
Net increase (decrease)	(11,196)	$ (127,006)	57,765	$ 719,094
Class R6
Sales	735,800	$ 8,984,619	282,909	$ 3,289,767
Issued to shareholders electing to receive payments of distributions in Fund shares	52,639	649,946	41,388	492,935
Redemptions	(452,490)	(5,570,214)	(276,344)	(3,218,024)
Net increase	335,949	$ 4,064,351	47,953	$ 564,678
14

Eaton Vance
Balanced Fund
December 31, 2025
Notes to Financial Statements — continued

8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025 and December 31, 2024, the Fund’s investment in Core Bond Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, and in Stock Portfolio were valued based on Level 1 inputs.
15

Eaton Vance
Balanced Fund
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Balanced Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Balanced Fund (the “Fund”), one of the funds constituting Eaton Vance Special Investment Trust, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
16

Eaton Vance
Balanced Fund
December 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2026 showed the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Fund designates approximately $4,592,443, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 33.89% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $35,820,400 or, if subsequently determined to be different, the net capital gain of such year.
17

Stock Portfolio
December 31, 2025
Portfolio of Investments

Common Stocks — 99.6%
Security	Shares	Value
Aerospace & Defense — 0.9%
HEICO Corp.	23,198	$ 7,506,641
		$ 7,506,641
Beverages — 2.2%
Coca-Cola Co.	245,810	$ 17,184,577
		$ 17,184,577
Biotechnology — 2.7%
AbbVie, Inc.	68,817	$ 15,723,996
Argenx SE ADR(1)	6,959	5,852,171
		$ 21,576,167
Broadline Retail — 5.2%
Amazon.com, Inc.(1)	178,010	$ 41,088,268
		$ 41,088,268
Building Products — 0.9%
Carrier Global Corp.	142,276	$ 7,517,864
		$ 7,517,864
Capital Markets — 5.2%
Intercontinental Exchange, Inc.	64,447	$ 10,437,836
LPL Financial Holdings, Inc.	26,231	9,368,926
S&P Global, Inc.	24,120	12,604,871
Tradeweb Markets, Inc., Class A	85,057	9,147,030
		$ 41,558,663
Commercial Services & Supplies — 1.1%
Waste Connections, Inc.	48,715	$ 8,542,662
		$ 8,542,662
Consumer Staples Distribution & Retail — 1.8%
Walmart, Inc.	131,428	$ 14,642,394
		$ 14,642,394
Electrical Equipment — 3.6%
AMETEK, Inc.	46,394	$ 9,525,152
Eaton Corp. PLC	37,888	12,067,707
Siemens Energy AG(1)	51,808	7,268,069
		$ 28,860,928
Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	81,963	$ 11,076,480
		$ 11,076,480
Entertainment — 4.7%
Liberty Media Corp.-Liberty Formula One, Class C(1)	118,307	$ 11,654,423
Live Nation Entertainment, Inc.(1)	61,962	8,829,585
Netflix, Inc.(1)	131,452	12,324,939
Spotify Technology SA(1)	8,506	4,939,519
		$ 37,748,466
Financial Services — 5.2%
Rocket Cos., Inc., Class A	807,265	$ 15,628,651
Shift4 Payments, Inc., Class A(1)	58,767	3,700,558
Visa, Inc., Class A	63,406	22,237,118
		$ 41,566,327
Health Care Equipment & Supplies — 1.1%
Edwards Lifesciences Corp.(1)	106,707	$ 9,096,772
		$ 9,096,772
Health Care Providers & Services — 1.7%
McKesson Corp.	9,279	$ 7,611,471
Quest Diagnostics, Inc.	36,343	6,306,601
		$ 13,918,072
Hotels, Restaurants & Leisure — 2.4%
Domino's Pizza, Inc.	24,372	$ 10,158,737
Marriott International, Inc., Class A	28,611	8,876,277
		$ 19,035,014
Insurance — 1.1%
Arthur J. Gallagher & Co.	34,795	$ 9,004,598
		$ 9,004,598
Interactive Media & Services — 10.2%
Alphabet, Inc., Class C	170,143	$ 53,390,874
Meta Platforms, Inc., Class A	41,756	27,562,718
		$ 80,953,592
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	18,558	$ 10,753,433
		$ 10,753,433

18
See Notes to Financial Statements.

Stock Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Machinery — 0.9%
Parker-Hannifin Corp.	7,733	$ 6,796,998
		$ 6,796,998
Oil, Gas & Consumable Fuels — 2.4%
ConocoPhillips	112,120	$ 10,495,553
EQT Corp.	155,422	8,330,619
		$ 18,826,172
Pharmaceuticals — 2.8%
Eli Lilly & Co.	20,877	$ 22,436,094
		$ 22,436,094
Professional Services — 1.4%
TransUnion	128,685	$ 11,034,739
		$ 11,034,739
Real Estate Management & Development — 1.9%
CoStar Group, Inc.(1)	131,451	$ 8,838,765
FirstService Corp.	41,755	6,494,155
		$ 15,332,920
Semiconductors & Semiconductor Equipment — 16.5%
Analog Devices, Inc.	40,981	$ 11,114,047
Broadcom, Inc.	95,108	32,916,879
Lam Research Corp.	76,502	13,095,612
NVIDIA Corp.	397,578	74,148,297
		$131,274,835
Software — 11.4%
Fair Isaac Corp.(1)	5,426	$ 9,173,304
Microsoft Corp.	128,862	62,320,241
Palo Alto Networks, Inc.(1)	53,051	9,771,994
Synopsys, Inc.(1)	20,878	9,806,814
		$ 91,072,353
Specialty Retail — 2.6%
Burlington Stores, Inc.(1)	37,115	$ 10,720,668
TJX Cos., Inc.	67,273	10,333,805
		$ 21,054,473
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	202,358	$ 55,013,046
		$ 55,013,046
Total Common Stocks (identified cost $404,888,202)		$794,472,548

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(2)	3,042,492	$ 3,042,492
Total Short-Term Investments (identified cost $3,042,492)		$ 3,042,492
Total Investments — 100.0% (identified cost $407,930,694)		$797,515,040
Other Assets, Less Liabilities — (0.0)%†		$ (356,034)
Net Assets — 100.0%		$797,159,006
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 6). The rate shown is the annualized seven-day yield as of December 31, 2025.
Abbreviations:
ADR	– American Depositary Receipt

19
See Notes to Financial Statements.

Stock Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Unaffiliated investments, at value (identified cost $404,888,202)	$794,472,548
Affiliated investments, at value (identified cost $3,042,492)	3,042,492
Dividends receivable	147,315
Dividends receivable from affiliated investments	9,713
Tax reclaims receivable	9,292
Trustees' deferred compensation plan	70,579
Total assets	$797,751,939
Liabilities
Payable to affiliates:
Investment adviser fee	$402,057
Trustees' fees	12,043
Trustees' deferred compensation plan	70,579
Payable for custodian fee	64,851
Payable for legal and accounting services	40,151
Accrued expenses	3,252
Total liabilities	$592,933
Net Assets applicable to investors' interest in Portfolio	$797,159,006
20
See Notes to Financial Statements.

Stock Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $49,152)	$5,499,081
Dividend income from affiliated investments	193,687
Total investment income	$5,692,768
Expenses
Investment adviser fee	$4,487,156
Trustees’ fees and expenses	50,258
Custodian fee	186,080
Legal and accounting services	70,394
Miscellaneous	34,772
Total expenses	$4,828,660
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$6,822
Total expense reductions	$6,822
Net expenses	$4,821,838
Net investment income	$870,930
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$46,068,817
Foreign currency transactions	1,765
Net realized gain	$46,070,582
Change in unrealized appreciation (depreciation):
Investments	$50,472,308
Foreign currency	127
Net change in unrealized appreciation (depreciation)	$50,472,435
Net realized and unrealized gain	$96,543,017
Net increase in net assets from operations	$97,413,947
21
See Notes to Financial Statements.

Stock Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$870,930	$1,762,893
Net realized gain	46,070,582	68,213,141
Net change in unrealized appreciation (depreciation)	50,472,435	112,517,896
Net increase in net assets from operations	$97,413,947	$182,493,930
Capital transactions:
Contributions	$20,295,470	$33,145,342
Withdrawals	(67,501,353)	(63,170,365)
Net decrease in net assets from capital transactions	$(47,205,883)	$(30,025,023)
Net increase in net assets	$50,208,064	$152,468,907
Net Assets
At beginning of year	$746,950,942	$594,482,035
At end of year	$797,159,006	$746,950,942
22
See Notes to Financial Statements.

Stock Portfolio
December 31, 2025
Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.64%	0.63%	0.64%	0.64%	0.63%
Net expenses	0.64%(2)	0.63%(2)	0.64%(2)	0.64%(2)	0.63%
Net investment income	0.11%	0.25%	0.60%	0.82%	0.55%
Portfolio Turnover	42%	44%	44%	52%	44%
Total Return	13.48%	30.99%	24.43%	(16.49)%	23.21%
Net assets, end of year (000’s omitted)	$797,159	$746,951	$594,482	$550,036	$871,310
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
23
See Notes to Financial Statements.

Stock Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2025, Eaton Vance Stock Fund and Eaton Vance Balanced Fund held an interest of 13.0% and 87.0%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of December 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Portfolio's financial statement presentation or disclosure.
As of December 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
24

Stock Portfolio
December 31, 2025
Notes to Financial Statements — continued

E  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to December 31, 2025 and for the year then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the year ended December 31, 2025, the Portfolio's investment adviser fee amounted to $4,487,156 or 0.59% of the Portfolio’s average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment adviser fee paid was reduced by $6,822 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $322,377,633 and $370,253,820, respectively, for the year ended December 31, 2025.
25

Stock Portfolio
December 31, 2025
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$409,999,434
Gross unrealized appreciation	$395,429,111
Gross unrealized depreciation	(7,913,505)
Net unrealized appreciation	$387,515,606
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2025.
6   Affiliated Investments
At December 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $3,042,492, which represents 0.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,361,413	$118,386,435	$(116,705,356)	$ —	$ —	$3,042,492	$193,687	3,042,492
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
26

Stock Portfolio
December 31, 2025
Notes to Financial Statements — continued

At December 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$787,204,479*	$7,268,069	$ —	$794,472,548
Short-Term Investments	3,042,492	—	—	3,042,492
Total Investments	$ 790,246,971	$7,268,069	$ —	$797,515,040
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
27

Stock Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Stock Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Stock Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
28

EVIFX-NCSR    12.31.25

Eaton Vance
Core Bond Fund
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
Eaton Vance
Core Bond Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Core Bond Fund
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investment in Core Bond Portfolio, at value (identified cost $365,638,849)	$369,674,646
Receivable for Fund shares sold	1,036,427
Receivable from affiliates	67,212
Total assets	$370,778,285
Liabilities
Payable for Fund shares redeemed	$296,952
Distributions payable	2,235
Payable to affiliates:
Distribution and service fees	5,314
Sub-transfer agency fee	1,968
Trustees' fees	125
Payable for transfer and dividend disbursing agent fees	41,220
Payable for legal and accounting services	33,777
Accrued expenses	18,478
Total liabilities	$400,069
Net Assets	$370,378,216
Sources of Net Assets
Paid-in capital	$389,370,503
Accumulated loss	(18,992,287)
Net Assets	$370,378,216
Class A Shares
Net Assets	$25,341,485
Shares Outstanding	2,898,182
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.74
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.03
Class I Shares
Net Assets	$345,036,731
Shares Outstanding	39,527,290
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.73
On sales of $100,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $12,059)	$1,745,861
Interest income allocated from Portfolio	11,165,833
Expenses allocated from Portfolio	(1,586,130)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	139,664
Total investment income from Portfolio	$11,465,228
Expenses
Distribution and service fees:
Class A	$61,036
Trustees’ fees and expenses	500
Custodian fee	27,516
Transfer and dividend disbursing agent fees	174,822
Legal and accounting services	81,678
Printing and postage	14,454
Registration fees	58,121
Miscellaneous	13,561
Total expenses	$431,688
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$369,929
Total expense reductions	$369,929
Net expenses	$61,759
Net investment income	$11,403,469
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$813,693
Futures contracts	1,140,124
Foreign currency transactions	18,523
Forward foreign currency exchange contracts	(22,548)
Net realized gain	$1,949,792
Change in unrealized appreciation (depreciation):
Investments	$9,204,111
Futures contracts	(235,950)
Forward foreign currency exchange contracts	(13,319)
Net change in unrealized appreciation (depreciation)	$8,954,842
Net realized and unrealized gain	$10,904,634
Net increase in net assets from operations	$22,308,103

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$11,403,469	$11,601,871
Net realized gain (loss)	1,949,792	(3,996,639)
Net change in unrealized appreciation (depreciation)	8,954,842	(371,303)
Net increase in net assets from operations	$22,308,103	$7,233,929
Distributions to shareholders:
Class A	$(976,505)	$(908,620)
Class I	(11,915,813)	(10,751,925)
Total distributions to shareholders	$(12,892,318)	$(11,660,545)
Transactions in shares of beneficial interest:
Class A	$35,038	$4,676,912
Class I	143,183,339	(43,776,096)
Net increase (decrease) in net assets from Fund share transactions	$143,218,377	$(39,099,184)
Net increase (decrease) in net assets	$152,634,162	$(43,525,800)
Net Assets
At beginning of year	$217,744,054	$261,269,854
At end of year	$370,378,216	$217,744,054

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
December 31, 2025
Financial Highlights

	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.47	$8.58	$8.41	$9.97	$10.26
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.34	$0.30	$0.20	$0.18
Net realized and unrealized gain (loss)	0.32	(0.11)	0.18	(1.52)	(0.14)
Total income (loss) from operations	$0.62	$0.23	$0.48	$(1.32)	$0.04
Less Distributions
From net investment income	$(0.35)	$(0.34)	$(0.31)	$(0.23)	$(0.21)
From net realized gain	—	—	—	(0.01)	(0.12)
Total distributions	$(0.35)	$(0.34)	$(0.31)	$(0.24)	$(0.33)
Net asset value — End of year	$8.74	$8.47	$8.58	$8.41	$9.97
Total Return(2)	7.38%	2.77%	5.81%	(13.33)%	0.36%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$25,341	$24,538	$20,163	$13,226	$17,409
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.89%	0.85%	0.85%	0.86%	0.86%
Net expenses	0.72%(5)	0.74%(5)	0.74%(5)	0.74%(5)	0.74%
Net investment income	3.51%	4.00%	3.52%	2.25%	1.81%
Portfolio Turnover of the Portfolio(6)	388%	375%	227%	102%	122%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolio and/or the administrator. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the year ended December 31, 2025, less than 0.01% of average daily net assets for the year ended December 31, 2024 and less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(6)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
December 31, 2025
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.45	$8.57	$8.40	$9.96	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.36	$0.32	$0.23	$0.21
Net realized and unrealized gain (loss)	0.33	(0.12)	0.18	(1.53)	(0.14)
Total income (loss) from operations	$0.65	$0.24	$0.50	$(1.30)	$0.07
Less Distributions
From net investment income	$(0.37)	$(0.36)	$(0.33)	$(0.25)	$(0.23)
From net realized gain	—	—	—	(0.01)	(0.12)
Total distributions	$(0.37)	$(0.36)	$(0.33)	$(0.26)	$(0.35)
Net asset value — End of year	$8.73	$8.45	$8.57	$8.40	$9.96
Total Return(2)	7.78%	2.90%	6.08%	(13.13)%	0.71%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$345,037	$193,206	$241,106	$198,001	$106,684
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.64%	0.60%	0.60%	0.61%	0.61%
Net expenses	0.47%(5)	0.49%(5)	0.49%(5)	0.49%(5)	0.49%
Net investment income	3.75%	4.25%	3.75%	2.57%	2.06%
Portfolio Turnover of the Portfolio(6)	388%	375%	227%	102%	122%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser of the Portfolio and/or the administrator. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the year ended December 31, 2025, less than 0.01% of average daily net assets for the year ended December 31, 2024 and less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(6)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Core Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Core Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (48.7% at December 31, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.

Eaton Vance
Core Bond Fund
December 31, 2025
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$12,892,318	$11,660,545
During the year ended December 31, 2025, accumulated loss was decreased by $61,639 and paid-in capital was decreased by $61,639 due to differences between book and tax accounting. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Deferred capital losses	$(17,990,774)
Net unrealized depreciation	(999,278)
Distributions payable	(2,235)
Accumulated loss	$(18,992,287)
At December 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $17,990,774 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2025, $17,990,774 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed as a percentage of the Fund's average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee, at a per annum rate as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the year ended December 31, 2025, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

Eaton Vance
Core Bond Fund
December 31, 2025
Notes to Financial Statements — continued

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74% and 0.49% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after May 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $369,929 of the Fund’s operating expenses for the year ended December 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, EVM earned $7,480 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $3,846 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2025. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2025 amounted to $61,036 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2025, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the year ended December 31, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $182,950,638 and $52,972,029, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	481,962	$ 4,171,004	925,441	$ 7,919,652
Issued to shareholders electing to receive payments of distributions in Fund shares	110,100	953,447	103,906	885,293
Redemptions	(591,791)	(5,089,413)	(480,170)	(4,128,033)
Net increase	271	$ 35,038	549,177	$ 4,676,912

Eaton Vance
Core Bond Fund
December 31, 2025
Notes to Financial Statements — continued

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	27,736,882	$238,585,704	14,087,713	$121,161,128
Issued to shareholders electing to receive payments of distributions in Fund shares	1,375,775	11,909,493	1,258,882	10,712,951
Redemptions	(12,440,171)	(107,311,858)	(20,618,150)	(175,650,175)
Net increase (decrease)	16,672,486	$143,183,339	(5,271,555)	$(43,776,096)
At December 31, 2025, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 23.3% of the value of the outstanding shares of the Fund.

Eaton Vance
Core Bond Fund
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Core Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Core Bond Fund (the "Fund"), one of the funds constituting Eaton Vance Special Investment Trust, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Core Bond Fund
December 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2026 showed the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends.
163(j) Interest Dividends. For the fiscal year ended December 31, 2025, the Fund designates 96.87% of distributions from net investment income as a 163(j) interest dividend.

Core Bond Portfolio
December 31, 2025
Portfolio of Investments

Asset-Backed Securities — 14.4%
Security	Principal Amount (000's omitted)	Value
AASET Trust, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$1,918	$ 1,973,789
Acacia LLC, Series 2025-1, Class A, 5.24%, 11/15/37(1)	1,209	1,210,846
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45%, 12/26/31(1)	879	888,669
ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29(1)	838	838,209
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.305%, 9/15/33(1)	1,734	1,739,450
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)	1,505	1,540,773
Bridge Trust, Series 2025-SFR1, Class C, 4.20%, 9/17/42(1)	994	943,441
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)	1,981	2,015,920
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33(1)	2,022	2,038,052
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	1,113	1,126,949
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	900	903,275
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	2,310	2,328,808
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,175	1,344,040
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	2,335	2,295,790
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	1,276	1,299,840
DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	1,905	1,880,145
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,161,892
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	314	311,870
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	1,598	1,568,575
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,655,351
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	303,995
Driven Brands Funding LLC:
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	1,510	1,464,908
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	1,283	1,213,969
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	253	253,851
Series 2024-2, Class A2, 5.74%, 12/20/26(1)	746	748,878
Falcon Aerospace Ltd., Series 2019-1, Class A, 3.597%, 9/15/39(1)	293	291,992
Security	Principal Amount (000's omitted)	Value
FIGRE Trust:
Series 2025-FL2, Class A1, 5.053%, to 12/25/28, 11/25/55(1)(2)	$1,033	$ 1,035,542
Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(3)	652	654,682
FMC FMSR Issuer Trust, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	2,695	2,718,079
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	1,225	1,188,307
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	1,511	1,537,218
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	1,417	1,433,925
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	915	913,654
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	831	812,708
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	2,156	2,182,523
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,021	1,021,439
LAD Auto Receivables Trust, Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	352	353,073
Lendbuzz Securitization Trust, Series 2025-2A, Class A2, 5.18%, 5/15/30(1)	3,352	3,368,811
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	170	168,096
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	2,629	2,511,418
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	2,191	2,203,416
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	2,081	2,093,465
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,308	1,257,159
Series 2022-1A, Class A2, 3.695%, 1/30/52(1)	770	729,964
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	510	501,606
OBX Trust, Series 2025-HE1, Class A1, 5.474%, (30-day SOFR Average + 1.60%), 2/25/55(1)(4)	1,340	1,349,871
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	304	298,146
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,594	1,568,185
Series 2025-A, Class A, 5.01%, 2/8/33(1)	2,922	2,922,088
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	698	703,977
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	655	657,052
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	3,085	3,118,804
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	841	860,117

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	$978	$ 937,884
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	1,489	1,514,766
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.932%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	2,100	2,120,919
Series 2025-GT1, Class A, 6.182%, (1 mo. SOFR + 2.45%), 8/26/30(1)(4)	350	351,571
Research-Driven Pagaya Motor Asset Trust, Series 2025-1A, Class A, 5.044%, 6/27/33(1)	1,765	1,772,654
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	1,929	1,924,948
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.554%, (1 mo. SOFR + 1.60%), 10/25/55(1)(4)	1,467	1,470,964
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	525	500,271
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	612	548,472
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2, 5.525%, 10/25/55(1)	1,873	1,869,838
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 2/27/34(1)	1,100	1,112,935
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,732	1,715,460
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	416	393,328
STAR Trust:
Series 2025-SFR5, Class A, 5.201%, (1 mo. SOFR + 1.45%), 2/17/42(1)(4)	3,446	3,452,011
Series 2025-SFR6, Class B, 5.401%, (1 mo. SOFR + 1.65%), 8/17/42(1)(4)	1,656	1,658,067
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	813	811,868
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)	653	649,431
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	198	156,814
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,715	1,592,542
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,571	1,354,549
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728%, 9/26/33(1)	1,294	1,296,856
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	1,937	2,301,741
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	701	968,568
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	2,114,964
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	851,512
Security	Principal Amount (000's omitted)	Value
Willis Engine Structured Trust IX, Series 2025-B, Class A, 5.159%, 12/15/50(1)	$1,905	$ 1,912,634
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	734	712,414
Series 2020-A, Class C, 6.657%, 3/15/45(1)	96	94,741
Total Asset-Backed Securities (identified cost $109,147,495)		$109,669,324

Collateralized Mortgage Obligations — 4.1%
Security	Principal Amount (000's omitted)	Value
BFLD Mortgage Trust, Series 2024-VICT, Class A, 5.64%, (1 mo. SOFR + 1.89%), 7/15/41(1)(4)	$1,797	$ 1,807,332
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(2)	1,338	1,311,038
Champs Trust, Series 2025-2, Class A, 6.981%, 10/25/60(1)(3)	1,809	1,879,574
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(2)	613	621,225
FARM Mortgage Trust, Series 2024-2, Class A, 5.184%, 8/1/54(1)(3)	1,187	1,194,756
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	163	169,152
Series 5483, Class FB, 5.304%, (30-day SOFR Average + 1.43%), 12/25/54(4)	2,057	2,070,006
Series 5529, Class AF, 4.874%, (30-day SOFR Average + 1.00%), 3/25/55(4)	2,431	2,438,981
Series 5556, Class FA, 5.024%, (30-day SOFR Average + 1.15%), 7/25/55(4)	2,419	2,426,749
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M1A, 5.174%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	222	223,304
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	25	25,279
Series 2013-6, Class HD, 1.50%, 12/25/42	39	35,935
Series 2014-70, Class KP, 3.50%, 3/25/44	190	186,299
Series 2025-75, Class FA, 4.924%, (30-day SOFR Average + 1.05%), 9/25/55(4)	1,805	1,809,113
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R06, Class 2B1, 7.739%, (30-day SOFR Average + 3.864%), 9/25/39(1)(4)	2,125	2,165,012
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	635	662,209
Series 2023-84, Class MW, 6.00%, 6/20/53	653	677,410
Series 2023-101, Class FM, 4.818%, (30-day SOFR Average + 0.90%), 7/20/53(4)	2,791	2,796,947

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-2, Class FB, 4.968%, (30-day SOFR Average + 1.05%), 12/20/54(4)	$2,343	$ 2,355,565
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.428%, (30-day SOFR Average + 1.50%), 12/25/55(1)(4)	1,640	1,637,831
Provident Funding Mortgage Trust:
Series 2025-3, Class A3, 6.00%, 8/25/55(1)(3)	1,348	1,367,865
Series 2025-5, Class A2, 5.50%, 11/25/55(1)(3)	2,128	2,147,965
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(3)	849	860,774
Total Collateralized Mortgage Obligations (identified cost $30,531,755)		$ 30,870,321

Commercial Mortgage-Backed Securities — 7.3%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(3)	$3,325	$ 2,957,936
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(3)	1,635	1,324,574
BAMLL Trust, Series 2024-BHP, Class A, 6.10%, (1 mo. SOFR + 2.35%), 8/15/39(1)(4)	1,890	1,896,621
BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 5.25%, (1 mo. SOFR + 1.50%), 11/15/42(1)(4)	1,420	1,426,174
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.45%, (1 mo. SOFR + 1.60%), 12/15/42(1)(4)	1,481	1,485,395
BPR Trust, Series 2022-SSP, Class A, 6.75%, (1 mo. SOFR + 3.00%), 5/15/39(1)(4)	1,280	1,282,815
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, 5.865%, (1 mo. SOFR + 2.115%), 6/15/27(1)(4)	1,335	1,338,828
BX Trust, Series 2025-GW, Class B, 5.60%, (1 mo. SOFR + 1.850%), 7/15/42(1)(4)	1,745	1,752,471
DBC Mortgage Trust, Series 2025-DBC, Class A, 5.101%, (1 mo. SOFR + 1.35%), 11/15/42(1)(4)	1,180	1,182,598
Durst Commercial Mortgage Trust, Series 2025-151, Class C, 5.824%, 8/10/42(1)(3)	1,925	1,966,207
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.067%, 3/25/28(3)	390	383,587
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,174,735
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 7.739%, (30-day SOFR Average + 3.864%), 3/25/50(1)(4)	1,076	1,099,733
Security	Principal Amount (000's omitted)	Value
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class B, 5.60%, (1 mo. SOFR + 1.85%), 12/15/39(1)(4)	$1,750	$ 1,756,582
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,139	1,160,026
Great Wolf Trust, Series 2024-WOLF, Class A, 5.292%, (1 mo. SOFR + 1.542%), 3/15/39(1)(4)	2,369	2,375,264
GSJP Trust, Series 2025-BEDS, Class A, 5.261%, (1 mo. SOFR + 1.50%), 12/15/42(1)(4)	1,868	1,871,627
Hawaii Hotel Trust, Series 2025-MAUI, Class A, 5.143%, (1 mo. SOFR + 1.393%), 3/15/42(1)(4)	1,300	1,302,877
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.392%, (1 mo. SOFR + 1.642%), 6/15/41(1)(4)	1,611	1,615,503
Series 2024-DPLO, Class B, 5.741%, (1 mo. SOFR + 1.991%), 6/15/41(1)(4)	1,335	1,340,712
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 6.00%, (1 mo. SOFR + 2.25%), 3/15/42(1)(4)	2,306	2,313,555
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.513%, 9/15/47(1)(3)	260	179,392
Series 2014-C23, Class D, 4.036%, 9/15/47(1)(3)	2,000	1,854,437
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 3.983%, 1/15/46(1)(3)	132	127,455
Series 2021-MHC, Class C, 5.416%, (1 mo. SOFR + 1.664%), 4/15/38(1)(4)	2,425	2,426,239
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 5.691%, (1 mo. SOFR + 1.941%), 6/15/39(1)(4)	1,380	1,385,017
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.713%, 5/15/49(3)(5)	993	920,308
NYCT Trust, Series 2024-3ELV, Class A, 5.741%, (1 mo. SOFR + 1.991%), 8/15/29(1)(4)	1,000	1,004,470
NYO Commercial Mortgage Trust, Series 2021-1290, Class A1, 4.961%, (1 mo. SOFR + 1.201%), 11/15/38(1)(4)	1,883	1,883,217
ORL Trust:
Series 2024-GLKS, Class A, 5.243%, (1 mo. SOFR + 1.493%), 12/15/39(1)(4)	2,081	2,086,902
Series 2024-GLKS, Class B, 5.642%, (1 mo. SOFR + 1.892%), 12/15/39(1)(4)	688	690,601
PENN Commercial Mortgage Trust, Series P11, Class A, 5.344%, 8/10/42(1)(3)	1,410	1,445,998
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.142%, (1 mo. SOFR + 1.392%), 5/15/39(1)(4)	872	871,872
TX Trust, Series 2024-HOU, Class A, 5.342%, (1 mo. SOFR + 1.591%), 6/15/39(1)(4)	1,995	1,998,723
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(3)	523	551,000

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	$500	$ 476,018
Willowbrook Mall, Series 2025-WBRK, Class C, 6.075%, 3/5/35(1)(3)	1,340	1,357,891
Total Commercial Mortgage-Backed Securities (identified cost $56,014,626)		$ 55,267,360

Corporate Bonds — 22.3%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.5%
Boeing Co.:
5.805%, 5/1/50	$1,354	$ 1,333,800
5.93%, 5/1/60	360	353,475
Hexcel Corp., 5.875%, 2/26/35	2,000	2,097,874
		$ 3,785,149
Air Transport — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	$2,286	$ 2,300,264
		$ 2,300,264
Airlines — 0.3%
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	$1,960	$ 1,976,966
5.308%, 10/20/31(1)	465	469,358
		$ 2,446,324
Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	$210	$ 211,747
7.35%, 3/6/30	1,082	1,161,741
Hyundai Capital America, 4.50%, 9/18/30(1)	2,417	2,418,141
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)	1,710	1,778,449
Toyota Motor Credit Corp., 4.65%, 1/5/29	2,110	2,150,659
		$ 7,720,737
Banks — 6.4%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(6)	$1,300	$ 1,323,765
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(6)	1,000	983,221
4.175% to 3/24/27, 3/24/28(6)	200	200,112
5.294%, 8/18/27	400	407,572
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(6)	$7,087	$ 6,606,148
5.933% to 9/15/26, 9/15/27(6)	2,225	2,254,215
Bank of New York Mellon, 4.729% to 4/20/28, 4/20/29(6)	2,125	2,160,233
Barclays PLC, 6.496% to 9/13/26, 9/13/27(6)	1,129	1,146,816
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	983,675
7.625% to 2/11/30, 2/11/35(1)(6)	673	708,332
BNP Paribas SA:
5.335% to 6/12/28, 6/12/29(1)(6)	1,494	1,533,158
7.75% to 8/16/29(1)(6)(7)	787	834,463
9.25% to 11/17/27(1)(6)(7)	634	678,909
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(6)	1,462	1,631,704
Citizens Financial Group, Inc., 5.253% to 3/5/30, 3/5/31(6)	220	226,131
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(6)	985	1,000,489
Goldman Sachs Group, Inc.:
4.369% to 10/21/30, 10/21/31(6)	852	850,152
5.218% to 4/23/30, 4/23/31(6)	1,122	1,159,084
ING Groep NV, 5.525% to 3/25/35, 3/25/36(6)	1,493	1,551,390
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(6)	1,555	1,836,917
JPMorgan Chase & Co., 5.581% to 4/22/29, 4/22/30(6)	1,745	1,820,985
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(6)	50	52,162
Royal Bank of Canada:
4.305% to 11/3/30, 11/3/31(6)	425	423,126
4.696% to 8/6/30, 8/6/31(6)	3,894	3,945,778
Societe Generale SA:
5.512% to 5/22/30, 5/22/31(1)(6)	2,321	2,394,077
6.10% to 4/13/32, 4/13/33(1)(6)	770	814,044
Swedbank AB, 6.136%, 9/12/26(1)	1,718	1,743,473
Synovus Bank/Columbus, GA, 5.625%, 2/15/28	750	766,374
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(6)	680	706,913
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	605	597,867
Toronto-Dominion Bank:
4.928%, 10/15/35	1,635	1,634,529
8.125% to 10/31/27, 10/31/82(6)	2,181	2,301,672
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	1,246	1,105,846

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	$611	$ 623,167
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	1,182	1,198,253
		$ 48,204,752
Biotechnology — 0.1%
Royalty Pharma PLC, 5.20%, 9/25/35	$528	$ 531,111
		$ 531,111
Building Materials — 0.2%
Masterbrand, Inc., 7.00%, 7/15/32(1)	$1,278	$ 1,325,580
		$ 1,325,580
Chemicals — 0.2%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	$1,175	$ 1,242,317
		$ 1,242,317
Commercial Services — 0.1%
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	$697	$ 734,968
Ford Foundation, 2.415%, 6/1/50	650	388,638
		$ 1,123,606
Diversified Financial Services — 4.7%
Apollo Global Management, Inc., 5.15%, 8/12/35	$1,410	$ 1,413,276
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	3,160	2,969,183
Brookfield Asset Management Ltd.:
5.298%, 1/15/36	485	484,814
5.795%, 4/24/35	1,511	1,584,238
6.077%, 9/15/55	1,683	1,722,344
CI Financial Corp., 7.50%, 5/30/29(1)	1,990	2,117,767
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35(1)	1,275	1,343,330
Enact Holdings, Inc., 6.25%, 5/28/29	2,575	2,698,701
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	4,514	4,600,391
Jefferies Financial Group, Inc., 6.20%, 4/14/34	2,528	2,669,241
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	815	801,791
4.375%, 5/15/31(1)	425	414,052
5.75%, 6/15/35	1,215	1,251,377
Marex Group PLC, 6.404%, 11/4/29	1,628	1,689,108
Midcap Financial Issuer Trust, 5.37%, 4/15/29(1)(8)	1,133	1,133,000
Nuveen LLC, 5.85%, 4/15/34(1)	1,169	1,229,976
Raymond James Financial, Inc.:
4.90%, 9/11/35	1,908	1,897,818
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Raymond James Financial, Inc.: (continued)
5.65%, 9/11/55	$1,113	$ 1,090,256
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	2,080	1,976,707
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)	689	700,038
UWM Holdings LLC, 6.25%, 3/15/31(1)	1,527	1,525,299
		$ 35,312,707
Electric — 1.4%
Capital Power U.S. Holdings, Inc., 5.257%, 6/1/28(1)	$1,400	$ 1,428,566
Engie SA, 5.625%, 4/10/34(1)	2,250	2,371,328
NextEra Energy Capital Holdings, Inc., 5.45%, 3/15/35	2,095	2,169,825
Southern Co., Series B, 4.00% to 1/15/26, 1/15/51(6)	1,634	1,639,254
Vistra Operations Co. LLC:
5.25%, 10/15/35(1)	750	747,998
5.70%, 12/30/34(1)	1,765	1,823,037
VoltaGrid LLC, 7.375%, 11/1/30(1)	750	743,423
		$ 10,923,431
Healthcare Services — 0.5%
Centene Corp.:
2.50%, 3/1/31	$130	$ 112,338
3.375%, 2/15/30	1,589	1,464,755
4.625%, 12/15/29	798	774,573
Global Medical Response, Inc., 7.375%, 10/1/32(1)	702	731,048
LifePoint Health, Inc., 9.875%, 8/15/30(1)	830	894,693
		$ 3,977,407
Insurance — 2.6%
American International Group, Inc.:
4.85%, 5/7/30	$705	$ 723,033
5.45%, 5/7/35	603	628,378
American National Global Funding:
5.25%, 6/3/30(1)	875	890,169
5.55%, 1/28/30(1)	420	431,598
American National Group, Inc.:
5.75%, 10/1/29	657	680,342
6.144%, 6/13/32(1)	433	451,802
Athene Global Funding, 4.86%, 8/27/26(1)	2,432	2,441,692
Athene Holding Ltd., 6.625%, 5/19/55	1,198	1,221,071
Fortitude Global Funding, 4.625%, 10/6/28(1)	1,805	1,807,590
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	1,144	1,192,443
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,487	2,251,969

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Global Atlantic Fin Co.: (continued)
6.75%, 3/15/54(1)	$2,143	$ 2,191,211
7.95%, 6/15/33(1)	30	34,282
Intact Financial Corp., 5.459%, 9/22/32(1)	1,159	1,199,451
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(6)	1,416	1,396,533
Marsh & McLennan Cos., Inc., 5.00%, 3/15/35	215	217,878
NLG Global Funding, 4.35%, 9/15/30(1)	1,875	1,853,127
Willis North America, Inc., 5.15%, 3/15/36	451	451,214
		$ 20,063,783
Leisure Time — 0.2%
Royal Caribbean Cruises Ltd., 5.375%, 1/15/36	$1,465	$ 1,471,690
		$ 1,471,690
Lodging — 0.3%
Las Vegas Sands Corp.:
6.00%, 8/15/29	$601	$ 628,065
6.00%, 6/14/30	1,680	1,762,912
		$ 2,390,977
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	$696	$ 455,688
4.80%, 3/1/50	2,480	1,864,780
		$ 2,320,468
Mining — 0.1%
Novelis Corp., 4.75%, 1/30/30(1)	$960	$ 928,028
		$ 928,028
Oil and Gas — 0.2%
Diamondback Energy, Inc., 5.40%, 4/18/34	$819	$ 838,866
Sunoco LP, 4.625%, 5/1/30(1)	990	962,383
		$ 1,801,249
Pharmaceuticals — 0.5%
AbbVie, Inc., 5.40%, 3/15/54	$1,558	$ 1,516,001
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53	1,883	1,784,217
5.34%, 5/19/63	650	603,535
		$ 3,903,753
Security	Principal Amount (000's omitted)	Value
Pipelines — 0.3%
ONEOK, Inc., 6.05%, 9/1/33	$1,945	$ 2,073,308
		$ 2,073,308
Real Estate Investment Trusts (REITs) — 0.7%
American Assets Trust LP, 3.375%, 2/1/31	$535	$ 487,910
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	1,649	1,625,264
EPR Properties:
3.60%, 11/15/31	545	506,021
3.75%, 8/15/29	326	316,325
4.95%, 4/15/28	751	757,148
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(1)	235	217,859
Healthpeak OP LLC, 4.75%, 1/15/33	1,329	1,322,260
		$ 5,232,787
Semiconductors — 0.5%
Foundry JV Holdco LLC, 5.90%, 1/25/33(1)	$2,633	$ 2,757,369
Qorvo, Inc., 3.375%, 4/1/31(1)	775	719,536
		$ 3,476,905
Software — 0.6%
Fiserv, Inc., 5.35%, 3/15/31	$1,080	$ 1,109,469
Oracle Corp.:
3.60%, 4/1/50	1,200	748,319
3.95%, 3/25/51	612	403,061
5.20%, 9/26/35	2,316	2,219,747
6.00%, 8/3/55	373	329,232
		$ 4,809,828
Telecommunications — 0.3%
AT&T, Inc., 3.65%, 6/1/51	$1,052	$ 740,327
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,098	1,167,967
		$ 1,908,294
Total Corporate Bonds (identified cost $165,961,694)		$169,274,455

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Portfolio of Investments — continued

Exchange-Traded Funds — 2.8%
Security	Shares	Value
Fixed-Income Funds — 2.8%
Eaton Vance Short Duration Income ETF(9)	285,000	$ 14,661,455
Eaton Vance Ultra-Short Income ETF(9)	130,000	6,614,400
Total Exchange-Traded Funds (identified cost $21,105,190)		$ 21,275,855

Preferred Stocks — 0.1%
Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP, Series A, 5.75%	83,921	$ 1,116,149
		$ 1,116,149
Total Preferred Stocks (identified cost $2,098,025)		$ 1,116,149

Taxable Municipal Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 3.034%, 6/1/34	$1,430	$ 1,290,426
		$ 1,290,426
Water and Sewer — 0.3%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 755,142
Green Bonds, 2.184%, 9/1/31	650	587,708
Green Bonds, 2.264%, 9/1/32	585	518,988
Green Bonds, 2.344%, 9/1/33	635	553,131
		$ 2,414,969
Total Taxable Municipal Obligations (identified cost $4,120,000)		$ 3,705,395

U.S. Government Agency Mortgage-Backed Securities — 27.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, 2/1/43	$527	$ 469,296
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
3.00%, with various maturities to 2046	$2,261	$ 2,069,425
3.50%, with various maturities to 2048	2,204	2,087,177
4.00%, with various maturities to 2047	1,766	1,714,186
4.50%, with various maturities to 2044	529	530,831
5.00%, 11/1/54	7,091	7,085,913
5.50%, with various maturities to 2055	43,559	44,235,295
6.00%, 6/1/53	255	263,680
Federal National Mortgage Association:
2.50%, 3/1/47	630	548,284
3.00%, 7/1/49	541	486,238
3.50%, with various maturities to 2047	3,331	3,159,348
4.00%, with various maturities to 2046	1,148	1,113,023
4.50%, 2/1/44	190	189,192
5.00%, 7/1/41	171	174,907
5.50%, with various maturities to 2055	43,988	44,665,800
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,536	2,171,533
3.50%, 12/20/45	712	658,552
5.50%, 6/20/53	1,936	1,984,085
6.00%, with various maturities to 2053	399	413,927
7.00%, 6/20/53	777	816,573
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(10)	5,930	5,625,624
5.00%, 30-Year, TBA(10)	80,865	80,675,473
5.50%, 30-Year, TBA(10)	5,786	5,867,926
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $207,959,701)		$207,006,288

U.S. Treasury Obligations — 20.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.625%, 11/15/50	$6,770	$ 3,555,996
1.875%, 11/15/51	1,318	728,967
2.00%, 11/15/41	8,644	6,035,943
2.00%, 8/15/51	347	198,888
2.25%, 8/15/46	1,335	878,962
2.25%, 2/15/52	3,364	2,042,184
2.375%, 2/15/42	1,813	1,335,361
2.875%, 8/15/45	3,755	2,817,717
2.875%, 5/15/52	1,099	768,248
3.00%, 5/15/45	798	614,398
3.00%, 8/15/52	4,144	2,969,516
3.625%, 2/15/53	1,354	1,096,877

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
3.625%, 5/15/53	$949	$ 767,923
3.875%, 2/15/43	2,631	2,367,746
4.00%, 11/15/42	802	734,983
4.50%, 2/15/36	594	613,375
4.50%, 11/15/54	679	640,647
4.625%, 5/15/44	1,399	1,374,026
4.75%, 11/15/43	17,070	17,076,834
4.75%, 2/15/45	477	474,727
5.00%, 5/15/37	857	917,626
U.S. Treasury Notes:
0.375%, 1/31/26	4,956	4,943,221
0.625%, 5/15/30	178	156,240
0.625%, 8/15/30	27	23,498
0.75%, 4/30/26	4,821	4,777,190
1.125%, 2/29/28	7,680	7,305,600
1.125%, 2/15/31	4,226	3,721,439
1.25%, 4/30/28	3,455	3,282,790
1.25%, 8/15/31	238	207,399
1.875%, 2/28/27	20,027	19,660,197
2.75%, 4/30/27	18,000	17,828,086
3.125%, 8/31/27	3,713	3,692,187
3.50%, 1/31/28	2,593	2,593,861
3.875%, 12/31/27	2,000	2,015,156
4.00%, 2/28/30	1,640	1,661,173
4.00%, 2/15/34	3,984	3,972,484
4.125%, 9/30/27	1,600	1,617,281
4.125%, 11/30/29	19,707	20,050,718
4.25%, 5/15/35	7,387	7,449,905
4.25%, 8/15/35	407	409,989
4.375%, 8/15/26	4,040	4,059,368
4.625%, 2/15/35	983	1,020,573
Total U.S. Treasury Obligations (identified cost $167,399,651)		$158,459,299

Short-Term Investments — 8.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(11)	67,500,581	$ 67,500,581
Total Short-Term Investments (identified cost $67,500,581)		$ 67,500,581
Total Investments — 108.6% (identified cost $831,838,718)		$824,145,027
Other Assets, Less Liabilities — (8.6)%		$(65,169,082)
Net Assets — 100.0%		$758,975,945
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $248,591,054 or 32.8% of the Portfolio's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at December 31, 2025.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2025.
(4)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	When-issued security.
(9)	Affiliated fund (see Note 7).
(10)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(11)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of December 31, 2025.

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,284,309	EUR	1,952,693	UBS AG	3/18/26	$ —	$(18,233)
USD	951,162	GBP	714,670	Barclays Bank PLC	3/18/26	—	(12,001)
						$—	$(30,234)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	1,449	Long	3/31/26	$ 158,382,493	$ (512,397)
U.S. 10-Year Treasury Note	140	Long	3/20/26	15,741,250	(97,862)
U.S. Long Treasury Bond	361	Long	3/20/26	41,729,344	(445,706)
U.S. Ultra 10-Year Treasury Note	453	Long	3/20/26	52,102,078	(357,474)
U.S. 2-Year Treasury Note	(505)	Short	3/31/26	(105,438,476)	36,160
U.S. Ultra-Long Treasury Bond	(97)	Short	3/20/26	(11,446,000)	275,844
					$(1,101,435)
Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Unaffiliated investments, at value (identified cost $742,183,902)	$734,448,283
Affiliated investments, at value (identified cost $89,654,816)	89,696,744
Cash	19,409,411
Deposits for forward commitment securities	270,000
Deposits for derivatives collateral — futures contracts	4,403,795
Foreign currency, at value (identified cost $60,957)	60,958
Interest receivable	4,481,884
Interest and dividends receivable from affiliated investments	152,757
Receivable from affiliates	33,080
Trustees' deferred compensation plan	63,942
Total assets	$853,020,854
Liabilities
Cash collateral due to broker	$270,000
Payable for when-issued/forward commitment securities	92,923,758
Payable for variation margin on open futures contracts	290,224
Payable for open forward foreign currency exchange contracts	30,234
Payable to affiliates:
Investment adviser fee	281,108
Trustees' fees	11,325
Trustees' deferred compensation plan	63,942
Accrued expenses	174,318
Total liabilities	$94,044,909
Net Assets applicable to investors' interest in Portfolio	$758,975,945

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $26,480)	$131,002
Dividend income from affiliated investments	3,805,755
Interest income	23,831,483
Interest income from affiliated investments	47,477
Total investment income	$27,815,717
Expenses
Investment adviser fee	$3,111,617
Trustees’ fees and expenses	43,570
Custodian fee	263,220
Legal and accounting services	122,673
Miscellaneous	46,363
Total expenses	$3,587,443
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$315,003
Total expense reductions	$315,003
Net expenses	$3,272,440
Net investment income	$24,543,277
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$2,785,781
Futures contracts	2,412,383
Foreign currency transactions	39,015
Forward foreign currency exchange contracts	(47,490)
Net realized gain	$5,189,689
Change in unrealized appreciation (depreciation):
Investments	$21,529,976
Investments - affiliated investments	158,392
Futures contracts	(309,049)
Forward foreign currency exchange contracts	(30,234)
Net change in unrealized appreciation (depreciation)	$21,349,085
Net realized and unrealized gain	$26,538,774
Net increase in net assets from operations	$51,082,051

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$24,543,277	$25,871,093
Net realized gain (loss)	5,189,689	(9,662,146)
Net change in unrealized appreciation (depreciation)	21,349,085	319,926
Net increase in net assets from operations	$51,082,051	$16,528,873
Capital transactions:
Contributions	$204,042,651	$130,190,460
Withdrawals	(78,030,141)	(158,476,847)
Net increase (decrease) in net assets from capital transactions	$126,012,510	$(28,286,387)
Net increase (decrease) in net assets	$177,094,561	$(11,757,514)
Net Assets
At beginning of year	$581,881,384	$593,638,898
At end of year	$758,975,945	$581,881,384

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2025
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.52%	0.51%	0.51%	0.50%	0.50%
Net expenses	0.47%(2)	0.49%(2)	0.49%(2)	0.49%(2)	0.49%
Net investment income	3.55%	4.22%	3.74%	2.58%	2.06%
Portfolio Turnover(3)	388%	375%	227%	102%	122%
Total Return	7.68%	2.90%	6.08%	(13.13)%	0.70%
Net assets, end of year (000’s omitted)	$758,976	$581,881	$593,639	$571,500	$570,872
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the year ended December 31, 2025, less than 0.01% of average daily net assets for the year ended December 31, 2024 and less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(3)	Includes the effect of To Be Announced (TBA) transactions.

Core Bond Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2025, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 51.3% and 48.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Preferred securities and exchange-traded funds listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in

Core Bond Portfolio
December 31, 2025
Notes to Financial Statements — continued

order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of December 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Portfolio’s financial statement presentation or disclosure.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
K  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.

Core Bond Portfolio
December 31, 2025
Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the year ended December 31, 2025, the Portfolio's investment adviser fee amounted to $3,111,617 or 0.45% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $176,709 of the Portfolio’s operating expenses for the year ended December 31, 2025. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the year ended December 31, 2025, the investment adviser fee paid was reduced by $138,294 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and TBA transactions, for the year ended December 31, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$344,279,147	$290,998,944
U.S. Government and Agency Securities	2,634,447,524	2,604,305,620
	$2,978,726,671	$2,895,304,564
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$832,818,719
Gross unrealized appreciation	$7,997,860
Gross unrealized depreciation	(16,671,552)
Net unrealized depreciation	$(8,673,692)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts

Core Bond Portfolio
December 31, 2025
Notes to Financial Statements — continued

recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2025 is included in the Portfolio of Investments. At December 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: The Portfolio enters into interest rate futures contracts to seek to hedge against fluctuations in interest rates.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At December 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $30,234. At December 31, 2025, there were no assets pledged by the Portfolio for such liability.
The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/ or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

Core Bond Portfolio
December 31, 2025
Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Not applicable	$ —	$312,004(1)	$312,004
Total Asset Derivatives not subject to master netting or similar agreements	$ —	$312,004	$312,004
Not applicable	$ —	$(1,413,439)(1)	$(1,413,439)
Payable for open forward foreign currency exchange contracts	(30,234)	—	(30,234)
Total Liability Derivatives	$(30,234)	$(1,413,439)	$(1,443,673)
Derivatives not subject to master netting or similar agreements	$ —	$(1,413,439)	$(1,413,439)
Total Liability Derivatives subject to master netting or similar agreements	$(30,234)	$ —	$(30,234)
(1)	Only the current day's variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio's derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of December 31, 2025.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Barclays Bank PLC	$(12,001)	$ —	$ —	$ —	$(12,001)
UBS AG	(18,233)	—	—	—	(18,233)
	$(30,234)	$—	$ —	$ —	$(30,234)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.

Core Bond Portfolio
December 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended December 31, 2025 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$2,412,383	$2,412,383
Forward foreign currency exchange contracts	(47,490)	—	(47,490)
Total	$(47,490)	$2,412,383	$2,364,893
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$(309,049)	$(309,049)
Forward foreign currency exchange contracts	(30,234)	—	(30,234)
Total	$(30,234)	$(309,049)	$(339,283)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended December 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts(1)
$189,001,000	$54,023,000	$1,898,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2025.

Core Bond Portfolio
December 31, 2025
Notes to Financial Statements — continued

7  Affiliated Investments
At December 31, 2025, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $89,696,744, which represents 11.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.713%, 5/15/49	$ 935,082	$ —	$ —	$ —	$(14,774)	$ 920,308	$ 47,477	$993,200
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	—	14,467,840	—	—	193,615	14,661,455	550,095	285,000
Eaton Vance Ultra-Short Income ETF	1,267,250	5,367,599	—	—	(20,449)	6,614,400	147,567	130,000
Short-Term Investments
Liquidity Fund	56,230,488	348,935,720	(337,665,627)	—	—	67,500,581	3,108,093	67,500,581
Total				$ —	$158,392	$89,696,744	$3,853,232
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$109,669,324	$ —	$109,669,324
Collateralized Mortgage Obligations	—	30,870,321	—	30,870,321
Commercial Mortgage-Backed Securities	—	55,267,360	—	55,267,360
Corporate Bonds	—	169,274,455	—	169,274,455
Exchange-Traded Funds	21,275,855	—	—	21,275,855
Preferred Stocks	1,116,149	—	—	1,116,149
Taxable Municipal Obligations	—	3,705,395	—	3,705,395
U.S. Government Agency Mortgage-Backed Securities	—	207,006,288	—	207,006,288
U.S. Treasury Obligations	—	158,459,299	—	158,459,299

Core Bond Portfolio
December 31, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$67,500,581	$ —	$ —	$ 67,500,581
Total Investments	$89,892,585	$734,252,442	$—	$824,145,027
Futures Contracts	$ 312,004	$ —	$ —	$ 312,004
Total	$90,204,589	$734,252,442	$—	$824,457,031
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (30,234)	$ —	$ (30,234)
Futures Contracts	(1,413,439)	—	—	(1,413,439)
Total	$(1,413,439)	$ (30,234)	$ —	$ (1,443,673)

Core Bond Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Core Bond Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Core Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

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EAGIX-NCSR    12.31.25

Eaton Vance
Greater India Fund
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
Eaton Vance
Greater India Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Greater India Fund
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investment in Greater India Portfolio, at value (identified cost $144,835,712)	$210,129,221
Receivable for Fund shares sold	35,939
Total assets	$210,165,160
Liabilities
Payable for Fund shares redeemed	$318,999
Payable to affiliates:
Administration fee	26,789
Distribution and service fees	35,863
Sub-transfer agency fee	8,020
Trustees' fees	125
Payable for transfer and dividend disbursing agent fees	27,678
Payable for legal and accounting services	38,094
Accrued expenses	20,840
Total liabilities	$476,408
Net Assets	$209,688,752
Sources of Net Assets
Paid-in capital	$132,842,728
Distributable earnings	76,846,024
Net Assets	$209,688,752
Class A Shares
Net Assets	$142,838,706
Shares Outstanding	4,171,941
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$34.24
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$36.14
Class C Shares
Net Assets	$5,983,984
Shares Outstanding	244,544
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$24.47
Class I Shares
Net Assets	$60,866,062
Shares Outstanding	1,658,672
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$36.70
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $769,603)	$1,521,167
Expenses, excluding interest expense, allocated from Portfolio	(2,539,508)
Interest expense allocated from Portfolio	(32,524)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	2,499
Total investment loss from Portfolio	$(1,048,366)
Expenses
Administration fee	$383,115
Distribution and service fees:
Class A	384,556
Class C	82,237
Trustees’ fees and expenses	500
Custodian fee	26,912
Transfer and dividend disbursing agent fees	225,420
Legal and accounting services	70,239
Printing and postage	22,718
Registration fees	57,557
Miscellaneous	18,645
Total expenses	$1,271,899
Net investment loss	$(2,320,265)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $8,016,571)	$28,984,770
Futures contracts	174,214
Foreign currency transactions	(363,262)
Net realized gain	$28,795,722
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $7,249,128)	$(34,786,103)
Futures contracts	65,589
Foreign currency	5,299
Net change in unrealized appreciation (depreciation)	$(34,715,215)
Net realized and unrealized loss	$(5,919,493)
Net decrease in net assets from operations	$(8,239,758)
2
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(2,320,265)	$(1,534,670)
Net realized gain	28,795,722	12,876,987
Net change in unrealized appreciation (depreciation)	(34,715,215)	29,669,555
Net increase (decrease) in net assets from operations	$(8,239,758)	$41,011,872
Distributions to shareholders:
Class A	$(18,802,012)	$(6,623,679)
Class C	(1,167,427)	(512,658)
Class I	(7,574,838)	(4,801,004)
Total distributions to shareholders	$(27,544,277)	$(11,937,341)
Transactions in shares of beneficial interest:
Class A	$(921,800)	$1,846,895
Class C	(2,634,372)	2,896,490
Class I	(51,876,744)	38,100,201
Net increase (decrease) in net assets from Fund share transactions	$(55,432,916)	$42,843,586
Net increase (decrease) in net assets	$(91,216,951)	$71,918,117
Net Assets
At beginning of year	$300,905,703	$228,987,586
At end of year	$209,688,752	$300,905,703
3
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
December 31, 2025
Financial Highlights

	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$40.06	$35.42	$30.84	$44.09	$38.79
Income (Loss) From Operations
Net investment loss(1)	$(0.38)	$(0.25)	$(0.19)	$(0.36)	$(0.43)
Net realized and unrealized gain (loss)	(0.49)	6.52	6.49	(6.22)	9.73
Total income (loss) from operations	$(0.87)	$6.27	$6.30	$(6.58)	$9.30
Less Distributions
From net investment income	$—	$—	$—	$(0.76)	$—
From net realized gain	(4.95)	(1.63)	(1.72)	(5.91)	(4.00)
Total distributions	$(4.95)	$(1.63)	$(1.72)	$(6.67)	$(4.00)
Net asset value — End of year	$34.24	$40.06	$35.42	$30.84	$44.09
Total Return(2)	(2.17)%	17.51%	20.60%	(15.54)%	24.04%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$142,839	$166,399	$145,561	$129,752	$181,368
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.57%(5)	1.48%	1.55%	1.57%	1.54%
Net expenses	1.57%(5)(6)	1.48%(6)	1.55%(6)	1.57%(6)	1.54%
Net investment loss	(1.00)%	(0.62)%	(0.60)%	(0.93)%	(0.98)%
Portfolio Turnover of the Portfolio	26%	22%	34%	17%	33%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes interest expense of 0.01% of average daily nets assets for the year ended December 31, 2025.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
4
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
December 31, 2025
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$30.30	$27.32	$24.30	$36.39	$32.81
Income (Loss) From Operations
Net investment loss(1)	$(0.50)	$(0.42)	$(0.34)	$(0.52)	$(0.62)
Net realized and unrealized gain (loss)	(0.38)	5.03	5.08	(5.07)	8.20
Total income (loss) from operations	$(0.88)	$4.61	$4.74	$(5.59)	$7.58
Less Distributions
From net investment income	$—	$—	$—	$(0.59)	$—
From net realized gain	(4.95)	(1.63)	(1.72)	(5.91)	(4.00)
Total distributions	$(4.95)	$(1.63)	$(1.72)	$(6.50)	$(4.00)
Net asset value — End of year	$24.47	$30.30	$27.32	$24.30	$36.39
Total Return(2)	(2.91)%	16.62%	19.73%	(16.10)%	23.17%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,984	$10,085	$6,502	$5,465	$9,181
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	2.32%(5)	2.23%	2.30%	2.29%	2.24%
Net expenses	2.32%(5)(6)	2.23%(6)	2.30%(6)	2.29%(6)	2.24%
Net investment loss	(1.73)%	(1.35)%	(1.35)%	(1.64)%	(1.69)%
Portfolio Turnover of the Portfolio	26%	22%	34%	17%	33%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes interest expense of 0.01% of average daily nets assets for the year ended December 31, 2025.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
December 31, 2025
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$42.46	$37.38	$32.38	$45.60	$39.92
Income (Loss) From Operations
Net investment loss(1)	$(0.28)	$(0.16)	$(0.12)	$(0.26)	$(0.30)
Net realized and unrealized gain (loss)	(0.53)	6.87	6.84	(6.17)	9.98
Total income (loss) from operations	$(0.81)	$6.71	$6.72	$(6.43)	$9.68
Less Distributions
From net investment income	$—	$—	$—	$(0.88)	$—
From net realized gain	(4.95)	(1.63)	(1.72)	(5.91)	(4.00)
Total distributions	$(4.95)	$(1.63)	$(1.72)	$(6.79)	$(4.00)
Net asset value — End of year	$36.70	$42.46	$37.38	$32.38	$45.60
Total Return(2)	(1.90)%	17.77%	20.92%	(14.66)%	24.31%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$60,866	$124,422	$76,924	$51,372	$96,220
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.32%(5)	1.23%	1.30%	1.28%	1.24%
Net expenses	1.32%(5)(6)	1.23%(6)	1.30%(6)	1.28%(6)	1.24%
Net investment loss	(0.69)%	(0.36)%	(0.34)%	(0.64)%	(0.66)%
Portfolio Turnover of the Portfolio	26%	22%	34%	17%	33%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes interest expense of 0.01% of average daily nets assets for the year ended December 31, 2025.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Greater India Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at December 31, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
7

Eaton Vance
Greater India Fund
December 31, 2025
Notes to Financial Statements — continued

H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Long-term capital gains	$27,544,277	$11,937,341
During the year ended December 31, 2025, distributable earnings was increased by $10,108,803 and paid-in capital was decreased by $10,108,803 due to differences between book and tax accounting for net operating losses. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed long-term capital gains	$11,018,682
Net unrealized appreciation	65,827,342
Distributable earnings	$76,846,024
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the year ended December 31, 2025, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Goldman Sachs Asset Management, L.P. (GSAM). BMR pays GSAM a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its pro rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s
8

Eaton Vance
Greater India Fund
December 31, 2025
Notes to Financial Statements — continued

Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended December 31, 2025, the administration fee amounted to $383,115.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, EVM earned $28,479 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $11,872 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of  Class A shares for the year ended December 31, 2025 in the amount of $1,650. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2025 amounted to $384,556 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2025, the Fund paid or accrued to EVD $61,678 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2025 amounted to $20,559 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2025, the Fund was informed that EVD received $4,661 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the year ended December 31, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $8,920,128 and $92,992,497, respectively.
9

Eaton Vance
Greater India Fund
December 31, 2025
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	211,118	$ 8,029,489	419,468	$16,844,920
Issued to shareholders electing to receive payments of distributions in Fund shares	491,991	16,855,596	143,051	5,982,399
Redemptions	(685,315)	(25,806,885)	(517,574)	(20,980,424)
Net increase (decrease)	17,794	$ (921,800)	44,945	$ 1,846,895
Class C
Sales	32,811	$ 961,294	99,750	$ 3,047,765
Issued to shareholders electing to receive payments of distributions in Fund shares	47,650	1,167,427	16,198	512,658
Redemptions	(168,796)	(4,763,093)	(21,094)	(663,933)
Net increase (decrease)	(88,335)	$(2,634,372)	94,854	$ 2,896,490
Class I
Sales	516,122	$21,146,112	1,658,451	$71,825,685
Issued to shareholders electing to receive payments of distributions in Fund shares	189,510	6,956,910	103,877	4,603,855
Redemptions	(1,977,035)	(79,979,766)	(890,185)	(38,329,339)
Net increase (decrease)	(1,271,403)	$(51,876,744)	872,143	$38,100,201
8  Subsequent Events
The Board of Trustees (the “Board”) of the Fund has approved a name change of the Fund to Eaton Vance India Fund. In connection with the name change, the Fund's principal investment strategy will be amended to reflect that the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in India. The Board has also approved the termination of the investment sub-advisory agreement with the current sub-adviser to the Fund, Goldman Sachs Asset Management, L.P., as well as a new investment sub-advisory agreement with Morgan Stanley Investment Management Company to manage the Fund’s assets. Boston Management and Research will continue to serve as the Fund's investment adviser. The Board additionally approved a reduction in the Fund’s investment adviser fee and establishment of an expense cap for the Fund. These changes will be effective on or about April 13, 2026. Please see the Fund's prospectus for further information.
10

Eaton Vance
Greater India Fund
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Greater India Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Greater India Fund (the “Fund”), one of the funds constituting Eaton Vance Special Investment Trust, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
11

Eaton Vance
Greater India Fund
December 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2026 showed the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Fund designates approximately $2,166,598, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended December 31, 2025, the Fund paid foreign taxes of $8,786,113 and recognized foreign source income of $2,256,090.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $35,945,625 or, if subsequently determined to be different, the net capital gain of such year.
12

Greater India Portfolio
December 31, 2025
Portfolio of Investments

Common Stocks — 105.7%
Security	Shares	Value
India — 103.9%
Aerospace & Defense — 1.7%
Bharat Electronics Ltd.	810,227	$ 3,606,482
		$ 3,606,482
Automobile Components — 1.8%
Samvardhana Motherson International Ltd.	2,759,294	$ 3,686,111
		$ 3,686,111
Automobiles — 7.2%
Hyundai Motor India Ltd.	3,467	$ 88,734
Mahindra & Mahindra Ltd.	243,471	10,055,121
TVS Motor Co. Ltd.	122,820	5,089,447
		$ 15,233,302
Banks — 23.2%
AU Small Finance Bank Ltd.(1)	269,998	$ 2,988,628
Axis Bank Ltd.	483,411	6,835,667
HDFC Bank Ltd.	1,000,934	11,057,210
ICICI Bank Ltd.	933,563	13,972,242
IDFC First Bank Ltd.	3,056,472	2,912,977
Kotak Mahindra Bank Ltd.	254,700	6,247,906
State Bank of India	433,926	4,746,756
		$ 48,761,386
Capital Markets — 2.3%
360 ONE WAM Ltd.	176,048	$ 2,333,016
Billionbrains Garage Ventures Ltd.(1)(2)	569,850	990,143
Nuvama Wealth Management Ltd.	98,300	1,618,782
		$ 4,941,941
Chemicals — 1.0%
Navin Fluorine International Ltd.	32,723	$ 2,156,250
		$ 2,156,250
Construction & Engineering — 0.6%
Techno Electric & Engineering Co. Ltd.	104,278	$ 1,257,003
		$ 1,257,003
Construction Materials — 1.9%
Grasim Industries Ltd.	127,015	$ 3,999,885
		$ 3,999,885
Security	Shares	Value
Consumer Finance — 4.2%
Bajaj Finance Ltd.	597,389	$ 6,569,479
Five-Star Business Finance Ltd.	220,177	1,336,731
Tata Capital Ltd.(2)	259,742	987,911
		$ 8,894,121
Consumer Staples Distribution & Retail — 0.5%
Medplus Health Services Ltd.(2)	114,680	$ 1,031,086
		$ 1,031,086
Diversified Consumer Services — 0.6%
Physicswallah Ltd.(1)(2)	912,025	$ 1,347,651
		$ 1,347,651
Electrical Equipment — 2.0%
KEI Industries Ltd.	15,924	$ 791,055
Siemens Energy India Ltd.(2)	37,205	1,057,462
Suzlon Energy Ltd.(2)	4,166,759	2,445,529
		$ 4,294,046
Financial Services — 1.0%
Aditya Birla Capital Ltd.(2)	503,315	$ 2,005,109
		$ 2,005,109
Food Products — 3.7%
Nestle India Ltd.	283,809	$ 4,066,698
Tata Consumer Products Ltd.	271,998	3,607,235
		$ 7,673,933
Health Care Providers & Services — 2.0%
Apollo Hospitals Enterprise Ltd.	53,879	$ 4,225,117
		$ 4,225,117
Hotels, Restaurants & Leisure — 3.4%
Eternal Ltd.(2)	1,465,606	$ 4,541,887
MakeMyTrip Ltd.(2)	26,094	2,142,839
Swiggy Ltd.(2)	108,545	467,256
		$ 7,151,982
Household Durables — 3.2%
Amber Enterprises India Ltd.(2)	23,316	$ 1,657,298
Cello World Ltd.	86,101	519,887
Dixon Technologies India Ltd.	16,641	2,245,162
LG Electronics India Ltd.(2)	86,815	1,469,529
Whirlpool of India Ltd.	87,301	875,297
		$ 6,767,173

13
See Notes to Financial Statements.

Greater India Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 1.0%
NHPC Ltd.	2,287,205	$ 2,017,214
		$ 2,017,214
Industrial Conglomerates — 0.9%
Siemens Ltd.	52,740	$ 1,800,517
		$ 1,800,517
Insurance — 4.1%
Go Digit General Insurance Ltd.(2)	449,517	$ 1,724,630
PB Fintech Ltd.(2)	145,409	2,957,397
SBI Life Insurance Co. Ltd.(1)	172,571	3,911,672
		$ 8,593,699
Interactive Media & Services — 0.9%
Info Edge India Ltd.	133,279	$ 1,978,490
		$ 1,978,490
IT Services — 8.5%
Coforge Ltd.	127,176	$ 2,356,151
Hexaware Technologies Ltd.	46,393	395,337
Infosys Ltd.	617,356	11,117,892
Persistent Systems Ltd.	55,972	3,907,638
		$ 17,777,018
Life Sciences Tools & Services — 1.3%
Divi's Laboratories Ltd.	38,981	$ 2,770,638
		$ 2,770,638
Machinery — 0.9%
Tata Motors Ltd.(2)	405,239	$ 1,873,364
		$ 1,873,364
Metals & Mining — 4.9%
APL Apollo Tubes Ltd.	129,009	$ 2,749,578
Hindalco Industries Ltd.	367,675	3,628,684
Tata Steel Ltd.	1,951,861	3,910,075
		$ 10,288,337
Oil, Gas & Consumable Fuels — 5.1%
Reliance Industries Ltd.	610,184	$ 10,677,375
		$ 10,677,375
Personal Care Products — 2.7%
Colgate-Palmolive (India) Ltd.	112,912	$ 2,609,481
Security	Shares	Value
Personal Care Products (continued)
Godrej Consumer Products Ltd.	230,886	$ 3,142,640
		$ 5,752,121
Pharmaceuticals — 5.2%
Pfizer Ltd.	21,965	$ 1,217,177
Sun Pharmaceutical Industries Ltd.	329,508	6,309,349
Torrent Pharmaceuticals Ltd.	79,720	3,412,235
		$ 10,938,761
Real Estate Management & Development — 2.0%
Aditya Birla Real Estate Ltd.	80,656	$ 1,503,768
Godrej Properties Ltd.(2)	121,609	2,713,048
		$ 4,216,816
Specialty Retail — 1.8%
Metro Brands Ltd.	73,210	$ 984,967
Trent Ltd.	56,627	2,700,589
		$ 3,685,556
Textiles, Apparel & Luxury Goods — 0.8%
Kalyan Jewellers India Ltd.	306,422	$ 1,657,382
		$ 1,657,382
Wireless Telecommunication Services — 3.5%
Bharti Airtel Ltd.	311,398	$ 7,308,973
		$ 7,308,973
Total India (identified cost $141,092,758)		$218,368,839
United States — 1.8%
Automobile Components — 0.5%
Tenneco Clean Air India Ltd.(2)	183,676	$ 1,037,936
		$ 1,037,936
IT Services — 1.3%
Cognizant Technology Solutions Corp., Class A	32,400	$ 2,689,200
		$ 2,689,200
Total United States (identified cost $3,304,106)		$ 3,727,136
Total Common Stocks (identified cost $144,396,864)		$222,095,975

14
See Notes to Financial Statements.

Greater India Portfolio
December 31, 2025
Portfolio of Investments — continued

Preferred Stocks — 0.0%†
Security	Shares	Value
Automobiles — 0.0%†
TVS Motor Co. Ltd., 6.00%(2)	559,836	$ 62,288
Total Preferred Stocks (identified cost $0)		$ 62,288

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(3)	9,433	$ 9,433
Total Short-Term Investments (identified cost $9,433)		$ 9,433
Total Investments — 105.7% (identified cost $144,406,297)		$222,167,696
Other Assets, Less Liabilities — (5.7)%		$(12,035,125)
Net Assets — 100.0%		$210,132,571
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $9,238,094 or 4.4% of the Portfolio's net assets.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of December 31, 2025.
15
See Notes to Financial Statements.

Greater India Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Unaffiliated investments, at value (identified cost $144,396,864)	$222,158,263
Affiliated investments, at value (identified cost $9,433)	9,433
Foreign currency, at value (identified cost $825,382)	825,199
Dividends receivable from affiliated investments	116
Receivable for investments sold	481,355
Receivable for foreign taxes	43,182
Trustees' deferred compensation plan	25,528
Total assets	$223,543,076
Liabilities
Payable for line of credit	$270,000
Payable for investments purchased	283,773
Payable to affiliates:
Investment adviser fee	153,810
Trustees' fees	4,555
Trustees' deferred compensation plan	25,528
Accrued foreign capital gains taxes	12,522,450
Accrued expenses	150,389
Total liabilities	$13,410,505
Net Assets applicable to investors' interest in Portfolio	$210,132,571
16
See Notes to Financial Statements.

Greater India Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $769,613)	$1,449,446
Dividend income from affiliated investments	71,741
Total investment income	$1,521,187
Expenses
Investment adviser fee	$2,173,918
Trustees’ fees and expenses	18,965
Custodian fee	210,974
Legal and accounting services	121,112
Interest expense and fees	32,525
Miscellaneous	14,571
Total expenses	$2,572,065
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$2,499
Total expense reductions	$2,499
Net expenses	$2,569,566
Net investment loss	$(1,048,379)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $8,016,677)	$28,985,160
Futures contracts	174,216
Foreign currency transactions	(363,268)
Net realized gain	$28,796,108
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $7,249,217)	$(34,786,531)
Futures contracts	65,589
Foreign currency	5,300
Net change in unrealized appreciation (depreciation)	$(34,715,642)
Net realized and unrealized loss	$(5,919,534)
Net decrease in net assets from operations	$(6,967,913)
17
See Notes to Financial Statements.

Greater India Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(1,048,379)	$(187,972)
Net realized gain	28,796,108	12,877,140
Net change in unrealized appreciation (depreciation)	(34,715,642)	29,669,927
Net increase (decrease) in net assets from operations	$(6,967,913)	$42,359,095
Capital transactions:
Contributions	$8,920,128	$61,937,101
Withdrawals	(92,992,497)	(32,332,036)
Net increase (decrease) in net assets from capital transactions	$(84,072,369)	$29,605,065
Net increase (decrease) in net assets	$(91,040,282)	$71,964,160
Net Assets
At beginning of year	$301,172,853	$229,208,693
At end of year	$210,132,571	$301,172,853
18
See Notes to Financial Statements.

Greater India Portfolio
December 31, 2025
Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	1.01%(2)	0.93%	0.97%	0.97%	0.95%
Net expenses	1.01%(2)(3)	0.93%(3)	0.97%(3)	0.97%(3)	0.95%
Net investment loss	(0.41)%	(0.07)%	(0.02)%	(0.32)%	(0.39)%
Portfolio Turnover	26%	22%	34%	17%	33%
Total Return	(1.70)%	18.15%	21.29%	(14.39)%	24.76%
Net assets, end of year (000’s omitted)	$210,133	$301,173	$229,209	$187,204	$284,153
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest expense of 0.01% of average daily nets assets for the year ended December 31, 2025.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
19
See Notes to Financial Statements.

Greater India Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2025, Eaton Vance Greater India Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. Interest income is accrued as earned.
D  Federal  and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
20

Greater India Portfolio
December 31, 2025
Notes to Financial Statements — continued

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, historical effective tax rates on securities sold, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of December 31, 2025, the Portfolio for tax reporting in India had no accumulated losses available to be carried forward to offset future realized gains from the sale of Indian securities.
As of December 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.
During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. For the year ended December 31, 2025, the Portfolio paid income taxes (net of refunds received) in foreign jurisdictions totaling $8,527,207. Income taxes paid (net of refunds received) with respect to the following jurisdictions represented 5% or more of the total amount:
Country	Income Taxes Paid (Net of Refunds Received)
India	$8,527,207
Total	$8,527,207
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
21

Greater India Portfolio
December 31, 2025
Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the year ended December 31, 2025, the investment adviser fee amounted to $2,173,918 or 0.85% of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Goldman Sachs Asset Management, L.P. (GSAM). BMR pays GSAM a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment adviser fee paid was reduced by $2,499 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of BMR.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $69,394,448 and $155,585,634, respectively, for the year ended December 31, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$146,761,149
Gross unrealized appreciation	$80,224,298
Gross unrealized depreciation	(4,817,751)
Net unrealized appreciation	$75,406,547
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2025, there were no obligations outstanding under these financial instruments.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the year ended December 31, 2025, the Portfolio entered into equity index futures contracts to manage cash flows.
22

Greater India Portfolio
December 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$174,216	$65,589
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2025, which is indicative of the volume of this derivative type, was approximately $1,645,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2025, the Portfolio had a balance outstanding pursuant to this line of credit of $270,000 at an annual interest rate of 4.64%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2025. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at December 31, 2025. Average borrowings and the weighted average annual interest rate (excluding fees) for the year ended December 31, 2025 were $627,260 and 5.11%, respectively.
7  Affiliated Investments
At December 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $9,433, which represents less than 0.05% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$6,723,781	$43,275,231	$(49,989,579)	$ —	$ —	$9,433	$71,741	9,433
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
23

Greater India Portfolio
December 31, 2025
Notes to Financial Statements — continued

At December 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 9,287,463	$ —	$ 9,287,463
Consumer Discretionary	5,997,955	34,569,138	—	40,567,093
Consumer Staples	—	14,457,140	—	14,457,140
Energy	—	10,677,375	—	10,677,375
Financials	1,978,054	71,218,202	—	73,196,256
Health Care	—	17,934,516	—	17,934,516
Industrials	1,873,364	10,958,048	—	12,831,412
Information Technology	2,689,200	17,777,018	—	20,466,218
Materials	—	16,444,472	—	16,444,472
Real Estate	—	4,216,816	—	4,216,816
Utilities	—	2,017,214	—	2,017,214
Total Common Stocks	$12,538,573	$209,557,402*	$ —	$222,095,975
Preferred Stocks	$ —	$ 62,288	$ —	$ 62,288
Short-Term Investments	9,433	—	—	9,433
Total Investments	$12,548,006	$ 209,619,690	$ —	$222,167,696
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Countries within the Indian sub-continent region are considered emerging market countries. The securities markets within the Indian sub-continent are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. The securities markets in these countries are comparatively underdeveloped and may be concentrated in certain sectors. In addition, governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.
10  Subsequent Events
The Board of Trustees (the “Board”) of Eaton Vance Greater India Fund (the “Fund”) has approved a change to the Portfolio’s principal investment strategy to reflect that the Portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in India. The Board has also approved the termination of the investment sub-advisory agreement with the current sub-adviser to the Portfolio, Goldman Sachs Asset Management, L.P., as well as a new investment sub-advisory agreement with Morgan Stanley Investment Management Company to manage the Portfolio’s assets. Boston Management and Research will continue to serve as the Portfolio’s investment adviser. The Board additionally approved a reduction in the Portfolio’s investment adviser fee. These changes will be effective on or about April 13, 2026. Please see the Fund's prospectus for further information.
24

Greater India Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Greater India Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Greater India Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
25

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ETGIX-NCSR    12.31.25

Eaton Vance
Dividend Builder Fund
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
Eaton Vance
Dividend Builder Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Dividend Builder Fund
December 31, 2025
Portfolio of Investments

Common Stocks — 99.6%
Security	Shares	Value
Aerospace & Defense — 1.8%
L3Harris Technologies, Inc.	53,800	$ 15,794,066
		$ 15,794,066
Banks — 4.1%
JPMorgan Chase & Co.	112,300	$ 36,185,306
		$ 36,185,306
Beverages — 2.7%
Coca-Cola Co.	331,900	$ 23,203,129
		$ 23,203,129
Biotechnology — 4.1%
AbbVie, Inc.	100,200	$ 22,894,698
Gilead Sciences, Inc.	104,200	12,789,508
		$ 35,684,206
Building Products — 1.0%
Carrier Global Corp.	158,100	$ 8,354,004
		$ 8,354,004
Capital Markets — 8.1%
Blackrock, Inc.	18,300	$ 19,587,222
CME Group, Inc.	73,700	20,125,996
Intercontinental Exchange, Inc.	108,700	17,605,052
S&P Global, Inc.	26,200	13,691,858
		$ 71,010,128
Commercial Services & Supplies — 1.5%
Waste Management, Inc.	59,600	$ 13,094,716
		$ 13,094,716
Construction Materials — 0.5%
CRH PLC	36,600	$ 4,567,680
		$ 4,567,680
Consumer Staples Distribution & Retail — 1.9%
Walmart, Inc.	152,800	$ 17,023,448
		$ 17,023,448
Security	Shares	Value
Containers & Packaging — 1.3%
International Paper Co.(1)	297,900	$ 11,734,281
		$ 11,734,281
Electric Utilities — 1.9%
Southern Co.	195,400	$ 17,038,880
		$ 17,038,880
Electrical Equipment — 3.5%
AMETEK, Inc.	78,800	$ 16,178,428
Eaton Corp. PLC	46,500	14,810,715
		$ 30,989,143
Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	118,600	$ 16,027,604
		$ 16,027,604
Financial Services — 1.0%
Rocket Cos., Inc., Class A	447,700	$ 8,667,472
		$ 8,667,472
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	99,500	$ 12,466,355
		$ 12,466,355
Health Care Providers & Services — 3.5%
Quest Diagnostics, Inc.	68,500	$ 11,886,805
UnitedHealth Group, Inc.	56,200	18,552,182
		$ 30,438,987
Hotels, Restaurants & Leisure — 2.5%
Domino's Pizza, Inc.	27,900	$ 11,629,278
Wyndham Hotels & Resorts, Inc.	136,500	10,313,940
		$ 21,943,218
Household Products — 1.8%
Procter & Gamble Co.	112,100	$ 16,065,051
		$ 16,065,051
Industrial Conglomerates — 2.1%
3M Co.	117,200	$ 18,763,720
		$ 18,763,720
Insurance — 5.3%
American Financial Group, Inc.	127,800	$ 17,467,704
Arthur J. Gallagher & Co.	46,900	12,137,251

1

Eaton Vance
Dividend Builder Fund
December 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Insurance (continued)
F&G Annuities & Life, Inc.	17,982	$ 554,745
Fidelity National Financial, Inc.	299,700	16,360,623
		$ 46,520,323
Interactive Media & Services — 3.4%
Alphabet, Inc., Class C	51,000	$ 16,003,800
Meta Platforms, Inc., Class A	20,600	13,597,854
		$ 29,601,654
IT Services — 1.0%
International Business Machines Corp.	28,800	$ 8,530,848
		$ 8,530,848
Media — 1.4%
Comcast Corp., Class A	399,100	$ 11,929,099
		$ 11,929,099
Multi-Utilities — 2.4%
Sempra	236,200	$ 20,854,098
		$ 20,854,098
Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	145,900	$ 22,236,619
EOG Resources, Inc.	151,100	15,867,011
EQT Corp.	178,700	9,578,320
		$ 47,681,950
Pharmaceuticals — 4.6%
Eli Lilly & Co.	12,000	$ 12,896,160
Johnson & Johnson	131,400	27,193,230
		$ 40,089,390
Professional Services — 2.0%
Automatic Data Processing, Inc.	33,800	$ 8,694,374
Broadridge Financial Solutions, Inc.	40,900	9,127,653
		$ 17,822,027
Semiconductors & Semiconductor Equipment — 12.7%
Analog Devices, Inc.	56,100	$ 15,214,320
Broadcom, Inc.	113,400	39,247,740
KLA Corp.	10,700	13,001,356
Lam Research Corp.	100,400	17,186,472
QUALCOMM, Inc.	90,900	15,548,445
Texas Instruments, Inc.	65,200	11,311,548
		$111,509,881
Security	Shares	Value
Software — 5.8%
Microsoft Corp.	84,467	$ 40,849,930
Oracle Corp.	48,800	9,511,608
		$ 50,361,538
Specialized REITs — 3.6%
Iron Mountain, Inc.	175,300	$ 14,541,135
Lamar Advertising Co., Class A(1)	133,200	16,860,456
		$ 31,401,591
Specialty Retail — 3.1%
Home Depot, Inc.	45,200	$ 15,553,320
TJX Cos., Inc.	74,200	11,397,862
		$ 26,951,182
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	59,300	$ 16,121,298
Dell Technologies, Inc., Class C	40,300	5,072,964
		$ 21,194,262
Total Common Stocks (identified cost $656,873,129)		$873,499,237

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(2)	3,189,907	$ 3,189,907
Total Short-Term Investments (identified cost $3,189,907)		$ 3,189,907
Total Investments — 100.0% (identified cost $660,063,036)		$876,689,144
Other Assets, Less Liabilities — 0.0%†		$ 49,846
Net Assets — 100.0%		$876,738,990
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $6,448,748.
(2)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of December 31, 2025.

2

Eaton Vance
Dividend Builder Fund
December 31, 2025
Portfolio of Investments — continued

Abbreviations:
REITs	– Real Estate Investment Trusts
3

Eaton Vance
Dividend Builder Fund
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Unaffiliated investments, at value (identified cost $656,873,129) — including $6,448,748 of securities on loan	$873,499,237
Affiliated investments, at value (identified cost $3,189,907)	3,189,907
Dividends receivable	497,773
Dividends receivable from affiliated investments	11,865
Receivable for Fund shares sold	804,207
Securities lending income receivable	1,156
Trustees' deferred compensation plan	229,945
Total assets	$878,234,090
Liabilities
Payable for Fund shares redeemed	$214,170
Distributions payable	115
Due to custodian	155,844
Payable to affiliates:
Investment adviser fee	480,957
Distribution and service fees	151,365
Sub-transfer agency fee	24,986
Trustees' fees	14,736
Trustees' deferred compensation plan	229,945
Payable for custodian fee	77,612
Accrued expenses	145,370
Total liabilities	$1,495,100
Net Assets	$876,738,990
Sources of Net Assets
Paid-in capital	$661,399,519
Distributable earnings	215,339,471
Net Assets	$876,738,990
Class A Shares
Net Assets	$654,804,793
Shares Outstanding	41,619,208
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.73
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$16.60
Class C Shares
Net Assets	$12,680,508
Shares Outstanding	797,005
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.91
Class I Shares
Net Assets	$209,253,689
Shares Outstanding	13,320,291
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.71
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $13,200)	$20,512,176
Dividend income from affiliated investments	271,116
Securities lending income, net	13,444
Total investment income	$20,796,736
Expenses
Investment adviser fee	$5,717,608
Distribution and service fees:
Class A	1,676,590
Class C	134,318
Trustees’ fees and expenses	59,561
Custodian fee	234,276
Transfer and dividend disbursing agent fees	433,722
Legal and accounting services	114,729
Printing and postage	21,763
Registration fees	47,638
Miscellaneous	82,689
Total expenses	$8,522,894
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$9,517
Total expense reductions	$9,517
Net expenses	$8,513,377
Net investment income	$12,283,359
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$57,111,163
Foreign currency transactions	(11,769)
Net realized gain	$57,099,394
Change in unrealized appreciation (depreciation):
Investments	$4,243,970
Foreign currency	3,230
Net change in unrealized appreciation (depreciation)	$4,247,200
Net realized and unrealized gain	$61,346,594
Net increase in net assets from operations	$73,629,953
5
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$12,283,359	$15,078,264
Net realized gain	57,099,394	56,083,965
Net change in unrealized appreciation (depreciation)	4,247,200	49,026,857
Net increase in net assets from operations	$73,629,953	$120,189,086
Distributions to shareholders:
Class A	$(57,105,371)	$(49,127,130)
Class C	(984,343)	(916,865)
Class I	(18,781,585)	(15,445,833)
Total distributions to shareholders	$(76,871,299)	$(65,489,828)
Transactions in shares of beneficial interest:
Class A	$(16,455,033)	$(19,607,175)
Class C	(1,035,290)	(3,301,988)
Class I	3,727,195	4,281,533
Net decrease in net assets from Fund share transactions	$(13,763,128)	$(18,627,630)
Net increase (decrease) in net assets	$(17,004,474)	$36,071,628
Net Assets
At beginning of year	$893,743,464	$857,671,836
At end of year	$876,738,990	$893,743,464
6
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
December 31, 2025
Financial Highlights

	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$15.84	$14.87	$13.84	$19.85	$17.03
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.26	$0.25	$0.33	$0.36
Net realized and unrealized gain (loss)	1.12	1.91	1.26	(2.22)	3.74
Total income (loss) from operations	$1.34	$2.17	$1.51	$(1.89)	$4.10
Less Distributions
From net investment income	$(0.21)	$(0.27)	$(0.23)	$(0.34)	$(0.34)
From net realized gain	(1.24)	(0.93)	(0.25)	(3.78)	(0.94)
Total distributions	$(1.45)	$(1.20)	$(0.48)	$(4.12)	$(1.28)
Net asset value — End of year	$15.73	$15.84	$14.87	$13.84	$19.85
Total Return(2)	8.48%	14.51%	11.16%	(9.75)%	24.42%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$654,805	$673,451	$650,959	$655,476	$821,560
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.00%	0.99%	1.01%	1.00%	0.99%
Net expenses	1.00%(4)	0.99%(4)	1.01%(4)	1.00%(4)	0.99%
Net investment income	1.33%	1.65%	1.74%	1.85%	1.89%
Portfolio Turnover	45%	50%	49%	57%	74%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
December 31, 2025
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$16.01	$15.02	$13.98	$19.99	$17.15
Income (Loss) From Operations
Net investment income(1)	$0.10	$0.15	$0.14	$0.20	$0.22
Net realized and unrealized gain (loss)	1.13	1.92	1.28	(2.23)	3.76
Total income (loss) from operations	$1.23	$2.07	$1.42	$(2.03)	$3.98
Less Distributions
From net investment income	$(0.09)	$(0.15)	$(0.13)	$(0.20)	$(0.20)
From net realized gain	(1.24)	(0.93)	(0.25)	(3.78)	(0.94)
Total distributions	$(1.33)	$(1.08)	$(0.38)	$(3.98)	$(1.14)
Net asset value — End of year	$15.91	$16.01	$15.02	$13.98	$19.99
Total Return(2)	7.67%	13.67%	10.28%	(10.37)%	23.43%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,681	$13,711	$15,965	$20,214	$27,405
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.75%	1.74%	1.76%	1.75%	1.74%
Net expenses	1.75%(4)	1.74%(4)	1.76%(4)	1.75%(4)	1.74%
Net investment income	0.57%	0.90%	0.98%	1.10%	1.15%
Portfolio Turnover	45%	50%	49%	57%	74%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
December 31, 2025
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$15.82	$14.85	$13.82	$19.83	$17.02
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.30	$0.28	$0.37	$0.41
Net realized and unrealized gain (loss)	1.12	1.91	1.27	(2.22)	3.73
Total income (loss) from operations	$1.38	$2.21	$1.55	$(1.85)	$4.14
Less Distributions
From net investment income	$(0.25)	$(0.31)	$(0.27)	$(0.38)	$(0.39)
From net realized gain	(1.24)	(0.93)	(0.25)	(3.78)	(0.94)
Total distributions	$(1.49)	$(1.24)	$(0.52)	$(4.16)	$(1.33)
Net asset value — End of year	$15.71	$15.82	$14.85	$13.82	$19.83
Total Return(2)	8.76%	14.82%	11.46%	(9.54)%	24.68%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$209,254	$206,581	$190,748	$208,906	$239,294
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.75%	0.74%	0.76%	0.75%	0.74%
Net expenses	0.75%(4)	0.74%(4)	0.76%(4)	0.75%(4)	0.74%
Net investment income	1.58%	1.91%	2.00%	2.11%	2.14%
Portfolio Turnover	45%	50%	49%	57%	74%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.  Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
10

Eaton Vance
Dividend Builder Fund
December 31, 2025
Notes to Financial Statements — continued

D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$11,844,647	$17,086,404
Long-term capital gains	$65,026,652	$48,403,424
11

Eaton Vance
Dividend Builder Fund
December 31, 2025
Notes to Financial Statements — continued

During the year ended December 31, 2025, distributable earnings was decreased by $1,833,469 and paid-in capital was increased by $1,833,469 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder's portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 586,982
Net unrealized appreciation	214,752,489
Distributable earnings	$215,339,471
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$661,978,114
Gross unrealized appreciation	$234,049,390
Gross unrealized depreciation	(19,338,360)
Net unrealized appreciation	$214,711,030
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly.
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $1.5 billion	0.6000%
$1.5 billion but less than $2 billion	0.5500%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%
For the year ended December 31, 2025, the investment adviser fee amounted to $5,717,608 or 0.64% of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment adviser fee paid was reduced by $9,517 relating to the Fund’s investment in the Liquidity Fund.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, EVM earned $95,391 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,751 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended December 31, 2025 in the amount of $1,500. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
12

Eaton Vance
Dividend Builder Fund
December 31, 2025
Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2025 amounted to $1,676,590 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2025, the Fund paid or accrued to EVD $100,738 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2025 amounted to $33,580 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2025, the Fund was informed that EVD received less than $100 and $536 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $397,436,105 and $470,331,642, respectively, for the year ended December 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	1,015,867	$16,418,757	1,315,415	$20,999,576
Issued to shareholders electing to receive payments of distributions in Fund shares	3,101,433	49,049,028	2,605,502	42,192,703
Redemptions	(5,007,940)	(81,922,818)	(5,179,405)	(82,799,454)
Net decrease	(890,640)	$(16,455,033)	(1,258,488)	$(19,607,175)
13

Eaton Vance
Dividend Builder Fund
December 31, 2025
Notes to Financial Statements — continued

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	121,550	$ 1,999,354	142,656	$ 2,300,306
Issued to shareholders electing to receive payments of distributions in Fund shares	57,131	911,621	52,835	866,152
Redemptions	(238,079)	(3,946,265)	(401,797)	(6,468,446)
Net decrease	(59,398)	$(1,035,290)	(206,306)	$(3,301,988)
Class I
Sales	1,289,850	$21,020,772	1,627,354	$26,350,578
Issued to shareholders electing to receive payments of distributions in Fund shares	1,097,892	17,345,170	883,188	14,278,452
Redemptions	(2,125,030)	(34,638,747)	(2,294,366)	(36,347,497)
Net increase	262,712	$ 3,727,195	216,176	$ 4,281,533
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2025.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At December 31, 2025, the value of the securities loaned and the value of the collateral received amounted to $6,448,748 and $6,624,357, respectively. Collateral received was comprised of U.S. Government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
14

Eaton Vance
Dividend Builder Fund
December 31, 2025
Notes to Financial Statements — continued

10  Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,189,907, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$8,579,891	$101,423,817	$(106,813,801)	$ —	$ —	$3,189,907	$271,116	3,189,907
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$873,499,237*	$ —	$ —	$873,499,237
Short-Term Investments	3,189,907	—	—	3,189,907
Total Investments	$876,689,144	$—	$—	$876,689,144
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
15

Eaton Vance
Dividend Builder Fund
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Dividend Builder Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Dividend Builder Fund (the "Fund"), one of the funds constituting Eaton Vance Special Investment Trust, including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
16

Eaton Vance
Dividend Builder Fund
December 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2026 showed the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Fund designates approximately $19,161,435, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $58,673,659 or, if subsequently determined to be different, the net capital gain of such year.
17

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EVTMX-NCSR    12.31.25

Eaton Vance
Growth Fund
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
Eaton Vance
Growth Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Growth Fund
December 31, 2025
Portfolio of Investments

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 2.0%
HEICO Corp.	15,242	$ 4,932,159
TransDigm Group, Inc.	2,851	3,791,402
		$ 8,723,561
Automobiles — 1.3%
Tesla, Inc.(1)	12,602	$ 5,667,371
		$ 5,667,371
Beverages — 1.2%
Coca-Cola Co.	78,704	$ 5,502,197
		$ 5,502,197
Biotechnology — 2.6%
AbbVie, Inc.	41,518	$ 9,486,448
Caris Life Sciences, Inc.(1)	78,821	2,126,590
		$ 11,613,038
Broadline Retail — 7.0%
Amazon.com, Inc.(1)	135,335	$ 31,238,025
		$ 31,238,025
Building Products — 1.9%
AAON, Inc.(2)	59,901	$ 4,567,451
Trane Technologies PLC	10,060	3,915,352
		$ 8,482,803
Capital Markets — 2.0%
Intercontinental Exchange, Inc.	11,876	$ 1,923,437
LPL Financial Holdings, Inc.	6,598	2,356,608
S&P Global, Inc.	4,148	2,167,703
Tradeweb Markets, Inc., Class A	23,125	2,486,862
		$ 8,934,610
Commercial Services & Supplies — 0.9%
Waste Connections, Inc.	23,428	$ 4,108,334
		$ 4,108,334
Communications Equipment — 1.2%
Arista Networks, Inc.(1)	39,224	$ 5,139,521
		$ 5,139,521
Security	Shares	Value
Construction & Engineering — 0.9%
Quanta Services, Inc.	9,067	$ 3,826,818
		$ 3,826,818
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	7,366	$ 6,351,996
Walmart, Inc.	45,011	5,014,676
		$ 11,366,672
Electrical Equipment — 1.1%
AMETEK, Inc.	23,082	$ 4,738,965
		$ 4,738,965
Entertainment — 2.1%
Netflix, Inc.(1)	98,240	$ 9,210,982
		$ 9,210,982
Financial Services — 3.2%
Visa, Inc., Class A	40,439	$ 14,182,362
		$ 14,182,362
Health Care Equipment & Supplies — 0.9%
Edwards Lifesciences Corp.(1)	45,656	$ 3,892,174
Medline, Inc., Class A(1)	2,387	100,254
		$ 3,992,428
Hotels, Restaurants & Leisure — 0.4%
Marriott International, Inc., Class A	5,395	$ 1,673,745
		$ 1,673,745
Insurance — 0.5%
Arthur J. Gallagher & Co.	7,995	$ 2,069,026
		$ 2,069,026
Interactive Media & Services — 11.2%
Alphabet, Inc., Class A	68,203	$ 21,347,539
Alphabet, Inc., Class C	30,011	9,417,452
Meta Platforms, Inc., Class A	29,078	19,194,097
		$ 49,959,088
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	4,240	$ 2,456,868
		$ 2,456,868

1
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Pharmaceuticals — 3.5%
Eli Lilly & Co.	14,503	$ 15,586,084
		$ 15,586,084
Real Estate Management & Development — 0.9%
CoStar Group, Inc.(1)	33,656	$ 2,263,029
FirstService Corp.	11,200	1,741,936
		$ 4,004,965
Semiconductors & Semiconductor Equipment — 24.6%
Analog Devices, Inc.	8,456	$ 2,293,267
Broadcom, Inc.	84,134	29,118,777
Lam Research Corp.	67,072	11,481,385
NVIDIA Corp.	356,126	66,417,499
		$109,310,928
Software — 16.3%
Fair Isaac Corp.(1)	2,256	$ 3,814,039
Fortinet, Inc.(1)	42,702	3,390,966
Intuit, Inc.	10,582	7,009,728
Microsoft Corp.	90,293	43,667,501
Nutanix, Inc., Class A(1)	50,242	2,597,009
Oracle Corp.	22,166	4,320,375
ServiceTitan, Inc., Class A(1)	25,787	2,746,316
Synopsys, Inc.(1)	10,927	5,132,630
		$ 72,678,564
Specialty Retail — 3.5%
Burlington Stores, Inc.(1)	9,640	$ 2,784,514
Home Depot, Inc.	6,073	2,089,719
TJX Cos., Inc.	69,971	10,748,246
		$ 15,622,479
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.	126,410	$ 34,365,823
		$ 34,365,823
Total Common Stocks (identified cost $160,930,169)		$444,455,257

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(3)	1,318,548	$ 1,318,548
Total Short-Term Investments (identified cost $1,318,548)		$ 1,318,548
Total Investments — 100.2% (identified cost $162,248,717)		$445,773,805
Other Assets, Less Liabilities — (0.2)%		$ (768,435)
Net Assets — 100.0%		$445,005,370
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $4,521,701.
(3)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of December 31, 2025.

2
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Unaffiliated investments, at value (identified cost $160,930,169) — including $4,521,701 of securities on loan	$444,455,257
Affiliated investments, at value (identified cost $1,318,548)	1,318,548
Dividends receivable	41,914
Dividends receivable from affiliated investments	6,912
Receivable for Fund shares sold	158,039
Securities lending income receivable	421
Tax reclaims receivable	22,149
Trustees' deferred compensation plan	89,681
Total assets	$446,092,921
Liabilities
Payable for Fund shares redeemed	$494,942
Payable to affiliates:
Investment adviser fee	245,307
Distribution and service fees	79,915
Sub-transfer agency fee	20,812
Trustees' fees	7,149
Trustees' deferred compensation plan	89,681
Accrued expenses	149,745
Total liabilities	$1,087,551
Net Assets	$445,005,370
Sources of Net Assets
Paid-in capital	$161,474,097
Distributable earnings	283,531,273
Net Assets	$445,005,370
Class A Shares
Net Assets	$339,823,415
Shares Outstanding	8,232,045
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$41.28
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$43.57
Class C Shares
Net Assets	$5,607,956
Shares Outstanding	212,450
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$26.40
Class I Shares
Net Assets	$92,083,846
Shares Outstanding	2,056,409
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$44.78
3
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2025
Statement of Assets and Liabilities — continued

December 31, 2025
Class R Shares
Net Assets	$7,490,153
Shares Outstanding	195,577
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$38.30
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $7,077)	$2,098,888
Dividend income from affiliated investments	91,184
Securities lending income, net	12,302
Total investment income	$2,202,374
Expenses
Investment adviser fee	$2,803,236
Distribution and service fees:
Class A	826,804
Class C	58,696
Class R	32,676
Trustees’ fees and expenses	28,839
Custodian fee	105,813
Transfer and dividend disbursing agent fees	267,827
Legal and accounting services	71,590
Printing and postage	16,128
Registration fees	64,484
ReFlow liquidity program fees	17,275
Miscellaneous	45,427
Total expenses	$4,338,795
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$3,150
Total expense reductions	$3,150
Net expenses	$4,335,645
Net investment loss	$(2,133,271)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$60,949,196(1)
Foreign currency transactions	3,939
Net realized gain	$60,953,135
Change in unrealized appreciation (depreciation):
Investments	$446,947
Foreign currency	(6)
Net change in unrealized appreciation (depreciation)	$446,941
Net realized and unrealized gain	$61,400,076
Net increase in net assets from operations	$59,266,805
(1)	Includes $9,331,994 of net realized gains from redemptions in-kind.
5
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(2,133,271)	$(1,769,457)
Net realized gain	60,953,135(1)	38,237,298
Net change in unrealized appreciation (depreciation)	446,941	77,289,629
Net increase in net assets from operations	$59,266,805	$113,757,470
Distributions to shareholders:
Class A	$(45,048,338)	$(22,149,175)
Class C	(1,119,487)	(717,129)
Class I	(11,606,114)	(5,409,949)
Class R	(1,029,553)	(411,603)
Total distributions to shareholders	$(58,803,492)	$(28,687,856)
Transactions in shares of beneficial interest:
Class A	$6,262,077	$(4,500,132)
Class C	(675,588)	(2,294,711)
Class I	5,334,462	(11,252,233)
Class R	1,709,049	3,608,409
Net increase (decrease) in net assets from Fund share transactions	$12,630,000	$(14,438,667)
Net increase in net assets	$13,093,313	$70,630,947
Net Assets
At beginning of year	$431,912,057	$361,281,110
At end of year	$445,005,370	$431,912,057
(1)	Includes $9,331,994 of net realized gains from redemptions in-kind.
6
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2025
Financial Highlights

	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$41.33	$33.35	$26.40	$39.59	$35.93
Income (Loss) From Operations
Net investment loss(1)	$(0.23)	$(0.19)	$(0.08)	$(0.02)	$(0.12)
Net realized and unrealized gain (loss)	6.29	11.08	10.08	(11.65)	7.14
Total income (loss) from operations	$6.06	$10.89	$10.00	$(11.67)	$7.02
Less Distributions
From net realized gain	$(6.11)	$(2.91)	$(3.05)	$(1.52)	$(3.36)
Total distributions	$(6.11)	$(2.91)	$(3.05)	$(1.52)	$(3.36)
Net asset value — End of year	$41.28	$41.33	$33.35	$26.40	$39.59
Total Return(2)	14.59%	32.46%	38.30%	(29.63)%	19.62%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$339,823	$333,368	$273,827	$213,878	$330,230
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.04%	1.04%	1.07%	1.08%	1.05%
Net expenses	1.04%(4)	1.04%(4)	1.05%(4)	1.05%(4)	1.05%
Net investment loss	(0.53)%	(0.47)%	(0.25)%	(0.08)%	(0.30)%
Portfolio Turnover	20%	18%	28%	12%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2025
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$28.55	$23.88	$19.70	$30.29	$28.37
Income (Loss) From Operations
Net investment loss(1)	$(0.38)	$(0.34)	$(0.23)	$(0.20)	$(0.33)
Net realized and unrealized gain (loss)	4.34	7.92	7.46	(8.87)	5.61
Total income (loss) from operations	$3.96	$7.58	$7.23	$(9.07)	$5.28
Less Distributions
From net realized gain	$(6.11)	$(2.91)	$(3.05)	$(1.52)	$(3.36)
Total distributions	$(6.11)	$(2.91)	$(3.05)	$(1.52)	$(3.36)
Net asset value — End of year	$26.40	$28.55	$23.88	$19.70	$30.29
Total Return(2)	13.75%	31.46%	37.26%	(30.15)%	18.70%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,608	$6,706	$7,643	$7,354	$14,409
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.79%	1.79%	1.82%	1.83%	1.80%
Net expenses	1.79%(4)	1.79%(4)	1.80%(4)	1.80%(4)	1.80%
Net investment loss	(1.28)%	(1.22)%	(1.00)%	(0.83)%	(1.05)%
Portfolio Turnover	20%	18%	28%	12%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2025
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$44.27	$35.49	$27.87	$41.58	$37.50
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.13)	$(0.09)	$0.00(2)	$0.06	$(0.02)
Net realized and unrealized gain (loss)	6.75	11.78	10.67	(12.25)	7.46
Total income (loss) from operations	$6.62	$11.69	$10.67	$(12.19)	$7.44
Less Distributions
From net realized gain	$(6.11)	$(2.91)	$(3.05)	$(1.52)	$(3.36)
Total distributions	$(6.11)	$(2.91)	$(3.05)	$(1.52)	$(3.36)
Net asset value — End of year	$44.78	$44.27	$35.49	$27.87	$41.58
Total Return(3)	14.88%	32.76%	38.69%	(29.47)%	19.92%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$92,084	$85,894	$77,753	$57,481	$100,423
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.79%	0.79%	0.82%	0.83%	0.80%
Net expenses	0.79%(5)	0.79%(5)	0.80%(5)	0.80%(5)	0.80%
Net investment income (loss)	(0.28)%	(0.22)%	0.01%	0.17%	(0.05)%
Portfolio Turnover	20%	18%	28%	12%	21%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2025
Financial Highlights — continued

	Class R
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$38.82	$31.54	$25.14	$37.90	$34.61
Income (Loss) From Operations
Net investment loss(1)	$(0.31)	$(0.26)	$(0.15)	$(0.10)	$(0.21)
Net realized and unrealized gain (loss)	5.90	10.45	9.60	(11.14)	6.86
Total income (loss) from operations	$5.59	$10.19	$9.45	$(11.24)	$6.65
Less Distributions
From net realized gain	$(6.11)	$(2.91)	$(3.05)	$(1.52)	$(3.36)
Total distributions	$(6.11)	$(2.91)	$(3.05)	$(1.52)	$(3.36)
Net asset value — End of year	$38.30	$38.82	$31.54	$25.14	$37.90
Total Return(2)	14.32%	32.10%	38.03%	(29.82)%	19.29%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,490	$5,944	$2,057	$2,123	$3,020
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.29%	1.28%	1.32%	1.33%	1.30%
Net expenses	1.29%(4)	1.28%(4)	1.30%(4)	1.30%(4)	1.30%
Net investment loss	(0.78)%	(0.70)%	(0.50)%	(0.33)%	(0.56)%
Portfolio Turnover	20%	18%	28%	12%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Growth Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
11

Eaton Vance
Growth Fund
December 31, 2025
Notes to Financial Statements — continued

F  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Long-term capital gains	$58,803,492	$28,687,856
During the year ended December 31, 2025, distributable earnings was decreased by $7,915,042 and paid-in capital was increased by $7,915,042 due to the Fund’s use of equalization accounting and differences between book and tax accounting for net operating losses and redemptions in-kind. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Net unrealized appreciation	$283,531,273
Distributable earnings	$283,531,273
12

Eaton Vance
Growth Fund
December 31, 2025
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$162,242,518
Gross unrealized appreciation	$286,815,095
Gross unrealized depreciation	(3,283,808)
Net unrealized appreciation	$283,531,287
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
For the year ended December 31, 2025, the Fund’s investment adviser fee amounted to $2,803,236 or 0.65% of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment adviser fee paid was reduced by $3,150 relating to the Fund’s investment in the Liquidity Fund.
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after May 1, 2026. Pursuant to this agreement, no operating expenses were waived and/or reimbursed by EVM for the year ended December 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, EVM earned $80,998 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,158 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2025. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
13

Eaton Vance
Growth Fund
December 31, 2025
Notes to Financial Statements — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2025 amounted to $826,804 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2025, the Fund paid or accrued to EVD $44,022 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2025, the Fund paid or accrued to EVD $16,338 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2025 amounted to $14,674 and $16,338 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2025, the Fund was informed that EVD received $141 and $486 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $87,471,903 and $121,643,785, respectively, for the year ended December 31, 2025. In-kind sales for the year ended December 31, 2025 aggregated $11,832,598.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. The Fund began participating in the ReFlow liquidity program on November 28, 2025. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	223,535	$ 9,442,117	271,799	$10,648,253
Issued to shareholders electing to receive payments of distributions in Fund shares	1,010,535	41,937,220	486,098	20,552,223
Redemptions	(1,067,957)	(45,117,260)	(901,712)	(35,700,608)
Net increase (decrease)	166,113	$ 6,262,077	(143,815)	$(4,500,132)
14

Eaton Vance
Growth Fund
December 31, 2025
Notes to Financial Statements — continued

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	34,911	$ 1,008,130	45,651	$ 1,282,478
Issued to shareholders electing to receive payments of distributions in Fund shares	42,077	1,117,149	24,543	717,129
Redemptions	(99,407)	(2,800,867)	(155,345)	(4,294,318)
Net decrease	(22,419)	$ (675,588)	(85,151)	$(2,294,711)
Class I
Sales	443,716	$20,324,669	334,824	$14,096,510
Issued to shareholders electing to receive payments of distributions in Fund shares	248,444	11,182,443	115,420	5,226,229
Redemptions	(575,815)	(26,172,650)	(701,111)	(30,574,972)
Net increase (decrease)	116,345	$ 5,334,462	(250,867)	$(11,252,233)
Class R
Sales	45,294	$ 1,823,740	86,110	$ 3,510,088
Issued to shareholders electing to receive payments of distributions in Fund shares	26,404	1,016,832	10,120	401,975
Redemptions	(29,234)	(1,131,523)	(8,334)	(303,654)
Net increase	42,464	$ 1,709,049	87,896	$ 3,608,409
8  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2025.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
15

Eaton Vance
Growth Fund
December 31, 2025
Notes to Financial Statements — continued

At December 31, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $4,521,701 and $4,755,493, respectively. Collateral received was comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
10  Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,318,548, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,288,104	$41,056,072	$(43,025,628)	$ —	$ —	$1,318,548	$91,184	1,318,548
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$444,455,257*	$ —	$ —	$444,455,257
Short-Term Investments	1,318,548	—	—	1,318,548
Total Investments	$445,773,805	$—	$—	$445,773,805
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
16

Eaton Vance
Growth Fund
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Growth Fund (the "Fund"), one of the funds constituting Eaton Vance Special Investment Trust, including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
17

Eaton Vance
Growth Fund
December 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2026 showed the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of capital gains dividends.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $51,725,761 or, if subsequently determined to be different, the net capital gain of such year.
18

EALCX-NCSR    12.31.25

Eaton Vance
Large-Cap Value Fund
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
Eaton Vance
Large-Cap Value Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Portfolio of Investments

Common Stocks — 99.2%
Security	Shares	Value
Aerospace & Defense — 1.1%
Huntington Ingalls Industries, Inc.	43,713	$ 14,865,480
		$ 14,865,480
Air Freight & Logistics — 1.9%
United Parcel Service, Inc., Class B	271,915	$ 26,971,249
		$ 26,971,249
Banks — 7.8%
Bank of America Corp.	915,392	$ 50,346,560
Huntington Bancshares, Inc.	1,257,584	21,819,082
Wells Fargo & Co.	382,535	35,652,262
		$ 107,817,904
Biotechnology — 2.5%
AbbVie, Inc.	91,389	$ 20,881,472
Gilead Sciences, Inc.	107,901	13,243,769
		$ 34,125,241
Broadline Retail — 4.4%
Amazon.com, Inc.(1)	225,839	$ 52,128,158
eBay, Inc.	104,737	9,122,593
		$ 61,250,751
Building Products — 1.9%
Johnson Controls International PLC	217,903	$ 26,093,884
		$ 26,093,884
Capital Markets — 5.8%
Cboe Global Markets, Inc.	91,760	$ 23,031,760
Charles Schwab Corp.	383,723	38,337,765
Goldman Sachs Group, Inc.	21,581	18,969,699
		$ 80,339,224
Chemicals — 1.7%
Linde PLC	56,340	$ 24,022,813
		$ 24,022,813
Communications Equipment — 2.5%
Cisco Systems, Inc.	446,056	$ 34,359,694
		$ 34,359,694
Security	Shares	Value
Consumer Staples Distribution & Retail — 2.8%
BJ's Wholesale Club Holdings, Inc.(1)	203,044	$ 18,280,052
U.S. Foods Holding Corp.(1)	275,079	20,718,950
		$ 38,999,002
Containers & Packaging — 2.4%
Avery Dennison Corp.	61,701	$ 11,222,178
Ball Corp.	405,540	21,481,454
		$ 32,703,632
Electric Utilities — 4.0%
Duke Energy Corp.	101,128	$ 11,853,213
Entergy Corp.	173,235	16,012,111
NextEra Energy, Inc.	207,876	16,688,285
NRG Energy, Inc.	69,091	11,002,051
		$ 55,555,660
Electrical Equipment — 1.8%
Emerson Electric Co.	183,087	$ 24,299,307
		$ 24,299,307
Entertainment — 2.4%
Walt Disney Co.	293,990	$ 33,447,242
		$ 33,447,242
Food Products — 2.2%
Hershey Co.	110,002	$ 20,018,164
J.M. Smucker Co.	104,217	10,193,465
		$ 30,211,629
Ground Transportation — 2.4%
CSX Corp.	912,426	$ 33,075,442
		$ 33,075,442
Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	286,353	$ 35,877,167
Boston Scientific Corp.(1)	237,580	22,653,253
Medline, Inc., Class A(1)	7,266	305,172
		$ 58,835,592
Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	46,066	$ 15,206,847
		$ 15,206,847

1
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.7%
McDonald's Corp.	78,460	$ 23,979,730
		$ 23,979,730
Household Durables — 1.1%
Meritage Homes Corp.	236,763	$ 15,579,005
		$ 15,579,005
Industrial Conglomerates — 1.8%
3M Co.	155,221	$ 24,850,882
		$ 24,850,882
Industrial REITs — 1.4%
First Industrial Realty Trust, Inc.	330,328	$ 18,917,884
		$ 18,917,884
Insurance — 9.5%
American International Group, Inc.	414,944	$ 35,498,459
Prudential PLC	1,474,475	22,681,964
Reinsurance Group of America, Inc.	164,178	33,403,656
Ryan Specialty Holdings, Inc.(2)	422,408	21,808,925
Travelers Cos., Inc.	62,392	18,097,424
		$ 131,490,428
Interactive Media & Services — 4.6%
Alphabet, Inc., Class A	108,372	$ 33,920,436
Meta Platforms, Inc., Class A	45,519	30,046,637
		$ 63,967,073
Life Sciences Tools & Services — 1.6%
Mettler-Toledo International, Inc.(1)	15,548	$ 21,676,866
		$ 21,676,866
Machinery — 1.4%
Ingersoll Rand, Inc.	119,388	$ 9,457,917
Westinghouse Air Brake Technologies Corp.	49,117	10,484,024
		$ 19,941,941
Metals & Mining — 2.1%
Alcoa Corp.	237,485	$ 12,619,953
Steel Dynamics, Inc.	95,246	16,139,435
		$ 28,759,388
Multi-Utilities — 1.2%
CMS Energy Corp.	97,717	$ 6,833,350
Security	Shares	Value
Multi-Utilities (continued)
Sempra	114,319	$ 10,093,224
		$ 16,926,574
Oil, Gas & Consumable Fuels — 6.0%
EQT Corp.	300,541	$ 16,108,997
Exxon Mobil Corp.	370,399	44,573,816
Williams Cos., Inc.	364,539	21,912,439
		$ 82,595,252
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	466,142	$ 25,143,699
Zoetis, Inc.	51,907	6,530,939
		$ 31,674,638
Semiconductors & Semiconductor Equipment — 7.6%
Advanced Micro Devices, Inc.(1)	68,054	$ 14,574,445
Intel Corp.(1)	777,480	28,689,012
Microchip Technology, Inc.	245,119	15,618,983
Micron Technology, Inc.	131,683	37,583,645
ON Semiconductor Corp.(1)	153,089	8,289,769
		$ 104,755,854
Software — 1.7%
Salesforce, Inc.	90,770	$ 24,045,881
		$ 24,045,881
Specialty Retail — 2.3%
Lowe's Cos., Inc.	90,745	$ 21,884,064
Ross Stores, Inc.	57,942	10,437,672
		$ 32,321,736
Total Common Stocks (identified cost $1,069,392,502)		$1,373,663,725

2
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Portfolio of Investments — continued

Short-Term Investments — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(3)	14,737,235	$ 14,737,235
Total Short-Term Investments (identified cost $14,737,235)		$ 14,737,235
Total Investments — 100.3% (identified cost $1,084,129,737)		$1,388,400,960
Other Assets, Less Liabilities — (0.3)%		$ (4,435,637)
Net Assets — 100.0%		$1,383,965,323
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $6,800,549.
(3)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of December 31, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts
3
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Unaffiliated investments, at value (identified cost $1,069,392,502) — including $6,800,549 of securities on loan	$1,373,663,725
Affiliated investments, at value (identified cost $14,737,235)	14,737,235
Dividends receivable	816,259
Dividends receivable from affiliated investments	62,747
Receivable for Fund shares sold	170,544
Securities lending income receivable	949
Tax reclaims receivable	72,032
Trustees' deferred compensation plan	286,859
Total assets	$1,389,810,350
Liabilities
Payable for Fund shares redeemed	$4,216,375
Payable to affiliates:
Investment adviser fee	736,891
Distribution and service fees	146,138
Sub-transfer agency fee	24,607
Trustees' fees	23,255
Trustees' deferred compensation plan	286,859
Accrued expenses	410,902
Total liabilities	$5,845,027
Net Assets	$1,383,965,323
Sources of Net Assets
Paid-in capital	$1,081,350,738
Distributable earnings	302,614,585
Net Assets	$1,383,965,323
Class A Shares
Net Assets	$579,708,490
Shares Outstanding	21,663,362
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.76
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$28.24
Class C Shares
Net Assets	$10,312,283
Shares Outstanding	382,616
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$26.95
Class I Shares
Net Assets	$687,057,407
Shares Outstanding	25,529,880
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.91
Class R Shares
Net Assets	$31,677,317
Shares Outstanding	1,187,774
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.67
4
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Statement of Assets and Liabilities — continued

December 31, 2025
Class R6 Shares
Net Assets	$75,209,826
Shares Outstanding	2,792,387
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.93
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $23,797)	$26,515,439
Dividend income from affiliated investments	851,753
Securities lending income, net	14,485
Total investment income	$27,381,677
Expenses
Investment adviser fee	$8,777,448
Distribution and service fees:
Class A	1,455,190
Class C	102,548
Class R	159,700
Trustees’ fees and expenses	93,254
Custodian fee	316,709
Transfer and dividend disbursing agent fees	942,727
Legal and accounting services	137,125
Printing and postage	61,218
Registration fees	77,961
ReFlow liquidity program fees	215,289
Miscellaneous	92,665
Total expenses	$12,431,834
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$29,848
Total expense reductions	$29,848
Net expenses	$12,401,986
Net investment income	$14,979,691
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$117,580,204(1)
Foreign currency transactions	7,165
Net realized gain	$117,587,369
Change in unrealized appreciation (depreciation):
Investments	$28,237,518
Foreign currency	1,952
Net change in unrealized appreciation (depreciation)	$28,239,470
Net realized and unrealized gain	$145,826,839
Net increase in net assets from operations	$160,806,530
(1)	Includes $67,511,782 of net realized gains from redemptions in-kind.
6
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$14,979,691	$17,144,441
Net realized gain	117,587,369(1)	142,838,528(2)
Net change in unrealized appreciation (depreciation)	28,239,470	3,220,088
Net increase in net assets from operations	$160,806,530	$163,203,057
Distributions to shareholders:
Class A	$(34,532,247)	$(24,752,520)
Class C	(530,466)	(370,397)
Class I	(42,429,643)	(31,229,859)
Class R	(1,807,802)	(1,371,378)
Class R6	(4,787,137)	(4,246,109)
Total distributions to shareholders	$(84,087,295)	$(61,970,263)
Transactions in shares of beneficial interest:
Class A	$(48,479,475)	$(42,636,588)
Class C	(1,251,634)	(3,083,361)
Class I	(64,113,309)	(39,567,410)
Class R	(4,032,420)	(7,294,699)
Class R6	(24,236,139)	(17,397,737)
Net decrease in net assets from Fund share transactions	$(142,112,977)	$(109,979,795)
Net decrease in net assets	$(65,393,742)	$(8,747,001)
Net Assets
At beginning of year	$1,449,359,065	$1,458,106,066
At end of year	$1,383,965,323	$1,449,359,065
(1)	Includes $67,511,782 of net realized gains from redemptions in-kind.
(2)	Includes $50,135,110 of net realized gains from redemptions in-kind.
7
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Financial Highlights

	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$25.37	$23.69	$22.63	$24.26	$21.00
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.26	$0.26	$0.25	$0.25
Net realized and unrealized gain (loss)	2.79	2.49	1.50	(0.92)	4.79
Total income (loss) from operations	$3.03	$2.75	$1.76	$(0.67)	$5.04
Less Distributions
From net investment income	$(0.24)	$(0.26)	$(0.23)	$(0.25)	$(0.24)
From net realized gain	(1.40)	(0.81)	(0.47)	(0.71)	(1.54)
Total distributions	$(1.64)	$(1.07)	$(0.70)	$(0.96)	$(1.78)
Net asset value — End of year	$26.76	$25.37	$23.69	$22.63	$24.26
Total Return(2)	12.12%	11.49%	7.92%	(2.78)%	24.29%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$579,708	$596,175	$597,094	$626,604	$699,076
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.02%	1.00%	1.03%	1.01%	1.01%
Net expenses	1.02%(4)	1.00%(4)	1.03%(4)	1.01%(4)	1.01%
Net investment income	0.93%	1.02%	1.12%	1.06%	1.07%
Portfolio Turnover	80%	75%	68%	65%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$25.55	$23.84	$22.76	$24.39	$21.10
Income (Loss) From Operations
Net investment income(1)	$0.05	$0.07	$0.08	$0.07	$0.07
Net realized and unrealized gain (loss)	2.79	2.51	1.52	(0.93)	4.82
Total income (loss) from operations	$2.84	$2.58	$1.60	$(0.86)	$4.89
Less Distributions
From net investment income	$(0.04)	$(0.06)	$(0.05)	$(0.06)	$(0.06)
From net realized gain	(1.40)	(0.81)	(0.47)	(0.71)	(1.54)
Total distributions	$(1.44)	$(0.87)	$(0.52)	$(0.77)	$(1.60)
Net asset value — End of year	$26.95	$25.55	$23.84	$22.76	$24.39
Total Return(2)	11.23%	10.68%	7.11%	(3.53)%	23.39%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$10,312	$11,019	$13,182	$15,822	$20,594
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.77%	1.75%	1.78%	1.77%	1.76%
Net expenses	1.77%(4)	1.75%(4)	1.78%(4)	1.77%(4)	1.76%
Net investment income	0.19%	0.28%	0.37%	0.31%	0.30%
Portfolio Turnover	80%	75%	68%	65%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$25.51	$23.81	$22.74	$24.38	$21.09
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.33	$0.31	$0.31	$0.31
Net realized and unrealized gain (loss)	2.80	2.50	1.52	(0.93)	4.82
Total income (loss) from operations	$3.11	$2.83	$1.83	$(0.62)	$5.13
Less Distributions
From net investment income	$(0.31)	$(0.32)	$(0.29)	$(0.31)	$(0.30)
From net realized gain	(1.40)	(0.81)	(0.47)	(0.71)	(1.54)
Total distributions	$(1.71)	$(1.13)	$(0.76)	$(1.02)	$(1.84)
Net asset value — End of year	$26.91	$25.51	$23.81	$22.74	$24.38
Total Return(2)	12.37%	11.79%	8.20%	(2.56)%	24.64%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$687,057	$713,529	$704,292	$786,104	$841,350
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.77%	0.75%	0.78%	0.76%	0.76%
Net expenses	0.77%(4)	0.75%(4)	0.78%(4)	0.76%(4)	0.76%
Net investment income	1.19%	1.28%	1.37%	1.32%	1.31%
Portfolio Turnover	80%	75%	68%	65%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Financial Highlights — continued

	Class R
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$25.29	$23.62	$22.56	$24.19	$20.94
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.20	$0.20	$0.19	$0.19
Net realized and unrealized gain (loss)	2.77	2.47	1.50	(0.92)	4.78
Total income (loss) from operations	$2.95	$2.67	$1.70	$(0.73)	$4.97
Less Distributions
From net investment income	$(0.17)	$(0.19)	$(0.17)	$(0.19)	$(0.18)
From net realized gain	(1.40)	(0.81)	(0.47)	(0.71)	(1.54)
Total distributions	$(1.57)	$(1.00)	$(0.64)	$(0.90)	$(1.72)
Net asset value — End of year	$26.67	$25.29	$23.62	$22.56	$24.19
Total Return(2)	11.83%	11.20%	7.66%	(3.04)%	24.01%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$31,677	$33,995	$38,492	$41,954	$49,462
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.27%	1.25%	1.28%	1.26%	1.26%
Net expenses	1.27%(4)	1.25%(4)	1.28%(4)	1.26%(4)	1.26%
Net investment income	0.69%	0.77%	0.87%	0.81%	0.81%
Portfolio Turnover	80%	75%	68%	65%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Financial Highlights — continued

	Class R6
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$25.53	$23.83	$22.76	$24.40	$21.11
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.34	$0.33	$0.32	$0.33
Net realized and unrealized gain (loss)	2.79	2.51	1.51	(0.93)	4.82
Total income (loss) from operations	$3.12	$2.85	$1.84	$(0.61)	$5.15
Less Distributions
From net investment income	$(0.32)	$(0.34)	$(0.30)	$(0.32)	$(0.32)
From net realized gain	(1.40)	(0.81)	(0.47)	(0.71)	(1.54)
Total distributions	$(1.72)	$(1.15)	$(0.77)	$(1.03)	$(1.86)
Net asset value — End of year	$26.93	$25.53	$23.83	$22.76	$24.40
Total Return(2)	12.42%	11.85%	8.26%	(2.50)%	24.69%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$75,210	$94,641	$105,046	$115,269	$96,311
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.71%	0.70%	0.71%	0.71%	0.70%
Net expenses	0.71%(4)	0.70%(4)	0.71%(4)	0.71%(4)	0.70%
Net investment income	1.24%	1.33%	1.44%	1.38%	1.39%
Portfolio Turnover	80%	75%	68%	65%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
12
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge.
Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.  Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the
13

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Notes to Financial Statements — continued

Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
14

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Notes to Financial Statements — continued

The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$14,586,394	$16,623,326
Long-term capital gains	$69,500,901	$45,346,937
During the year ended December 31, 2025, distributable earnings was decreased by $78,134,130 and paid-in capital was increased by $78,134,130 due to the Fund’s use of equalization accounting and differences between book and tax accounting for redemptions in-kind. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 95,259
Net unrealized appreciation	302,519,326
Distributable earnings	$302,614,585
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,085,882,523
Gross unrealized appreciation	$313,955,792
Gross unrealized depreciation	(11,437,355)
Net unrealized appreciation	$302,518,437
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion but less than $10 billion	0.575%
$10 billion but less than $15 billion	0.555%
$15 billion but less than $20 billion	0.540%
$20 billion but less than $25 billion	0.530%
$25 billion and over	0.520%
For the year ended December 31, 2025, the investment adviser fee amounted to $8,777,448 or 0.625% of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund
15

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Notes to Financial Statements — continued

due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment adviser fee paid was reduced by $29,848 relating to the Fund’s investment in the Liquidity Fund. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, EVM earned $92,887 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,680 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended December 31, 2025 in the amount of $718. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2025 amounted to $1,455,190 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2025, the Fund paid or accrued to EVD $76,911 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2025, the Fund paid or accrued to EVD $79,850 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2025 amounted to $25,637 and $79,850 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2025, the Fund was informed that EVD received less than $100 and $586 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $1,110,686,994 and $1,181,484,458, respectively, for the year ended December 31, 2025. In-kind sales for the year ended December 31, 2025 aggregated $140,333,450.
16

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	936,205	$ 24,248,560	882,327	$ 22,473,256
Issued to shareholders electing to receive payments of distributions in Fund shares	1,173,804	30,737,722	844,119	22,139,420
Redemptions	(3,941,612)	(103,465,757)	(3,432,321)	(87,249,264)
Net decrease	(1,831,603)	$(48,479,475)	(1,705,875)	$(42,636,588)
Class C
Sales	41,974	$ 1,133,754	54,839	$ 1,373,474
Issued to shareholders electing to receive payments of distributions in Fund shares	18,335	484,294	12,630	335,843
Redemptions	(109,041)	(2,869,682)	(189,013)	(4,792,678)
Net decrease	(48,732)	$ (1,251,634)	(121,544)	$ (3,083,361)
Class I
Sales	7,764,910	$205,313,899	8,094,249	$206,654,149
Issued to shareholders electing to receive payments of distributions in Fund shares	1,369,275	36,035,001	1,013,736	26,678,691
Redemptions	(11,573,898)	(305,462,209)	(10,711,991)	(272,900,250)
Net decrease	(2,439,713)	$(64,113,309)	(1,604,006)	$(39,567,410)
Class R
Sales	145,816	$ 3,818,564	126,558	$ 3,192,757
Issued to shareholders electing to receive payments of distributions in Fund shares	69,254	1,807,802	52,378	1,371,379
Redemptions	(371,331)	(9,658,786)	(464,555)	(11,858,835)
Net decrease	(156,261)	$ (4,032,420)	(285,619)	$ (7,294,699)
Class R6
Sales	291,336	$ 7,624,020	348,872	$ 9,015,591
Issued to shareholders electing to receive payments of distributions in Fund shares	154,687	4,072,046	141,177	3,714,746
Redemptions	(1,360,793)	(35,932,205)	(1,190,423)	(30,128,074)
Net decrease	(914,770)	$(24,236,139)	(700,374)	$(17,397,737)
17

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Notes to Financial Statements — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2025.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At December 31, 2025, the value of the securities loaned and the value of the collateral received amounted to $6,800,549 and $7,048,075, respectively. Collateral received was comprised of U.S. Government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
10   Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $14,737,235, which represents 1.1% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$10,834,635	$479,087,810	$(475,185,210)	$ —	$ —	$14,737,235	$851,753	14,737,235
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
18

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Notes to Financial Statements — continued

At December 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 97,414,315	$ —	$ —	$ 97,414,315
Consumer Discretionary	133,131,222	—	—	133,131,222
Consumer Staples	69,210,631	—	—	69,210,631
Energy	82,595,252	—	—	82,595,252
Financials	296,965,592	22,681,964	—	319,647,556
Health Care	161,519,184	—	—	161,519,184
Industrials	170,098,185	—	—	170,098,185
Information Technology	163,161,429	—	—	163,161,429
Materials	85,485,833	—	—	85,485,833
Real Estate	18,917,884	—	—	18,917,884
Utilities	72,482,234	—	—	72,482,234
Total Common Stocks	$1,350,981,761	$22,681,964*	$ —	$1,373,663,725
Short-Term Investments	$ 14,737,235	$ —	$ —	$ 14,737,235
Total Investments	$1,365,718,996	$ 22,681,964	$ —	$1,388,400,960
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
19

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Large-Cap Value Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Large-Cap Value Fund (the “Fund”), one of the funds constituting Eaton Vance Special Investment Trust, including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
20

Eaton Vance
Large-Cap Value Fund
December 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2026 showed the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Fund designates approximately $24,354,210, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $47,210,603 or, if subsequently determined to be different, the net capital gain of such year.
21

This Page Intentionally Left Blank

EHSTX-NCSR    12.31.25

Eaton Vance
Small-Cap Fund
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
Eaton Vance
Small-Cap Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Small-Cap Fund
December 31, 2025
Portfolio of Investments

Common Stocks — 99.8%
Security	Shares	Value
Aerospace & Defense — 1.1%
Hexcel Corp.	21,464	$ 1,586,190
		$ 1,586,190
Automobile Components — 2.5%
Dorman Products, Inc.(1)	28,614	$ 3,524,959
		$ 3,524,959
Banks — 11.5%
Commerce Bancshares, Inc.	55,473	$ 2,903,457
Community Financial System, Inc.	66,322	3,809,536
First Financial Bankshares, Inc.	44,621	1,332,829
Old National Bancorp	103,347	2,305,671
Southstate Bank Corp.	40,245	3,787,457
Stock Yards Bancorp, Inc.	7,843	509,403
Webster Financial Corp.	22,472	1,414,388
		$ 16,062,741
Biotechnology — 0.7%
Caris Life Sciences, Inc.(1)	38,092	$ 1,027,722
		$ 1,027,722
Building Products — 11.7%
A.O. Smith Corp.	42,293	$ 2,828,556
AAON, Inc.	17,011	1,297,089
Advanced Drainage Systems, Inc.	15,596	2,258,769
AZZ, Inc.	23,277	2,494,829
CSW Industrials, Inc.	17,174	5,041,084
Hayward Holdings, Inc.(1)	163,958	2,533,151
		$ 16,453,478
Capital Markets — 2.6%
Stifel Financial Corp.	28,688	$ 3,592,311
		$ 3,592,311
Chemicals — 3.7%
Balchem Corp.	15,007	$ 2,301,473
Quaker Chemical Corp.	20,948	2,876,370
		$ 5,177,843
Security	Shares	Value
Construction Materials — 0.7%
Knife River Corp.(1)	14,049	$ 988,347
		$ 988,347
Consumer Staples Distribution & Retail — 0.6%
Chefs' Warehouse, Inc.(1)	12,828	$ 799,569
		$ 799,569
Containers & Packaging — 1.8%
AptarGroup, Inc.	20,549	$ 2,506,156
		$ 2,506,156
Diversified Consumer Services — 2.1%
Bright Horizons Family Solutions, Inc.(1)	29,645	$ 3,006,003
		$ 3,006,003
Diversified REITs — 2.4%
Essential Properties Realty Trust, Inc.	114,293	$ 3,389,930
		$ 3,389,930
Electric Utilities — 2.2%
IDACORP, Inc.	24,383	$ 3,085,913
		$ 3,085,913
Electrical Equipment — 1.1%
Thermon Group Holdings, Inc.(1)	42,040	$ 1,562,206
		$ 1,562,206
Electronic Equipment, Instruments & Components — 2.0%
Badger Meter, Inc.	16,333	$ 2,848,639
		$ 2,848,639
Financial Services — 1.5%
Euronet Worldwide, Inc.(1)	28,246	$ 2,149,803
		$ 2,149,803
Food Products — 1.1%
Post Holdings, Inc.(1)	14,831	$ 1,469,011
		$ 1,469,011
Ground Transportation — 0.9%
Lyft, Inc., Class A(1)	67,857	$ 1,314,390
		$ 1,314,390
Health Care Providers & Services — 7.3%
Addus HomeCare Corp.(1)	22,127	$ 2,376,218

1
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Chemed Corp.	3,523	$ 1,507,351
Option Care Health, Inc.(1)	96,220	3,065,569
U.S. Physical Therapy, Inc.	41,041	3,204,892
		$ 10,154,030
Health Care Technology — 1.1%
Certara, Inc.(1)	99,138	$ 873,406
HeartFlow, Inc.(1)	20,801	606,349
		$ 1,479,755
Hotels, Restaurants & Leisure — 5.0%
Aramark	89,128	$ 3,285,258
Wyndham Hotels & Resorts, Inc.	49,282	3,723,748
		$ 7,009,006
Household Durables — 1.2%
Meritage Homes Corp.	11,116	$ 731,433
Taylor Morrison Home Corp.(1)	17,219	1,013,682
		$ 1,745,115
Industrial REITs — 3.8%
EastGroup Properties, Inc.	12,649	$ 2,253,293
Rexford Industrial Realty, Inc.	27,257	1,055,391
Terreno Realty Corp.	33,582	1,971,599
		$ 5,280,283
Insurance — 5.1%
First American Financial Corp.	26,049	$ 1,600,450
Hamilton Insurance Group Ltd., Class B(1)	91,222	2,545,094
White Mountains Insurance Group Ltd.	1,430	2,971,583
		$ 7,117,127
IT Services — 0.3%
Wix.com Ltd.(1)	4,556	$ 473,323
		$ 473,323
Life Sciences Tools & Services — 1.1%
Bio-Techne Corp.	25,370	$ 1,492,010
		$ 1,492,010
Machinery — 9.0%
Atmus Filtration Technologies, Inc.	48,940	$ 2,540,476
Donaldson Co., Inc.	48,043	4,259,492
Security	Shares	Value
Machinery (continued)
ESCO Technologies, Inc.	10,909	$ 2,131,510
Franklin Electric Co., Inc.	38,123	3,641,890
		$ 12,573,368
Professional Services — 2.1%
CBIZ, Inc.(1)	58,332	$ 2,942,849
		$ 2,942,849
Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc.(1)	46,569	$ 1,228,490
Diodes, Inc.(1)	52,510	2,590,844
		$ 3,819,334
Software — 4.7%
Alkami Technology, Inc.(1)	41,054	$ 947,116
CCC Intelligent Solutions Holdings, Inc.(1)	299,050	2,377,448
Descartes Systems Group, Inc.(1)	23,402	2,051,419
nCino, Inc.(1)	23,145	593,438
SPS Commerce, Inc.(1)	7,264	647,440
		$ 6,616,861
Specialty Retail — 2.1%
Valvoline, Inc.(1)	100,200	$ 2,911,812
		$ 2,911,812
Textiles, Apparel & Luxury Goods — 2.1%
Steven Madden Ltd.	70,127	$ 2,920,088
		$ 2,920,088
Trading Companies & Distributors — 2.0%
Core & Main, Inc., Class A(1)	52,627	$ 2,735,025
		$ 2,735,025
Total Common Stocks (identified cost $119,768,126)		$139,815,197

2
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2025
Portfolio of Investments — continued

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(2)	1,813	$ 1,813
Total Short-Term Investments (identified cost $1,813)		$ 1,813
Total Investments — 99.8% (identified cost $119,769,939)		$139,817,010
Other Assets, Less Liabilities — 0.2%		$ 276,893
Net Assets — 100.0%		$140,093,903
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts
3
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Unaffiliated investments, at value (identified cost $119,768,126)	$139,815,197
Affiliated investments, at value (identified cost $1,813)	1,813
Dividends receivable	147,454
Dividends receivable from affiliated investments	3,747
Receivable for investments sold	3,016,781
Receivable for Fund shares sold	745,974
Receivable from affiliates	36,744
Trustees' deferred compensation plan	19,552
Total assets	$143,787,262
Liabilities
Payable for line of credit	$2,570,000
Payable for Fund shares redeemed	864,663
Payable to affiliates:
Investment adviser fee	93,495
Administration fee	18,727
Distribution and service fees	10,076
Sub-transfer agency fee	4,126
Trustees' fees	2,980
Trustees' deferred compensation plan	19,552
Accrued expenses	109,740
Total liabilities	$3,693,359
Net Assets	$140,093,903
Sources of Net Assets
Paid-in capital	$121,808,730
Distributable earnings	18,285,173
Net Assets	$140,093,903
Class A Shares
Net Assets	$22,852,737
Shares Outstanding	1,711,051
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.36
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$14.10
Class C Shares
Net Assets	$4,203,932
Shares Outstanding	444,019
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.47
Class I Shares
Net Assets	$110,203,589
Shares Outstanding	7,051,264
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.63
4
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2025
Statement of Assets and Liabilities — continued

December 31, 2025
Class R Shares
Net Assets	$2,833,645
Shares Outstanding	228,566
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.40
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income	$2,058,380
Dividend income from affiliated investments	125,742
Total investment income	$2,184,122
Expenses
Investment adviser fee	$1,277,379
Administration fee	255,476
Distribution and service fees:
Class A	62,632
Class C	48,205
Class R	12,682
Trustees’ fees and expenses	12,090
Custodian fee	50,042
Transfer and dividend disbursing agent fees	173,007
Legal and accounting services	59,630
Printing and postage	13,854
Registration fees	65,018
Miscellaneous	27,147
Total expenses	$2,057,162
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$297,638
Total expense reductions	$297,638
Net expenses	$1,759,524
Net investment income	$424,598
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$7,672,106
Net realized gain	$7,672,106
Change in unrealized appreciation (depreciation):
Investments	$(18,386,060)
Net change in unrealized appreciation (depreciation)	$(18,386,060)
Net realized and unrealized loss	$(10,713,954)
Net decrease in net assets from operations	$(10,289,356)
6
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$424,598	$496,138
Net realized gain	7,672,106	7,283,735
Net change in unrealized appreciation (depreciation)	(18,386,060)	10,851,249
Net increase (decrease) in net assets from operations	$(10,289,356)	$18,631,122
Distributions to shareholders:
Class A	$(1,781,086)	$(680,887)
Class C	(457,938)	(170,710)
Class I	(7,803,824)	(3,331,054)
Class R	(259,375)	(60,736)
Total distributions to shareholders	$(10,302,223)	$(4,243,387)
Transactions in shares of beneficial interest:
Class A	$(437,699)	$516,394
Class C	(140,703)	340,200
Class I	(10,656,382)	10,320
Class R	1,283,658	946,896
Net increase (decrease) in net assets from Fund share transactions	$(9,951,126)	$1,813,810
Net increase (decrease) in net assets	$(30,542,705)	$16,201,545
Net Assets
At beginning of year	$170,636,608	$154,435,063
At end of year	$140,093,903	$170,636,608
7
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2025
Financial Highlights

	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$15.41	$14.11	$12.77	$15.59	$14.69
Income (Loss) From Operations
Net investment income (loss)(1)	$0.01	$0.02	$0.02	$(0.00)(2)	$(0.04)
Net realized and unrealized gain (loss)	(0.96)	1.69	1.42	(2.41)	3.10
Total income (loss) from operations	$(0.95)	$1.71	$1.44	$(2.41)	$3.06
Less Distributions
From net investment income	$(0.01)	$(0.02)	$(0.02)	$—	$—
From net realized gain	(1.09)	(0.39)	(0.08)	(0.41)	(2.16)
Total distributions	$(1.10)	$(0.41)	$(0.10)	$(0.41)	$(2.16)
Net asset value — End of year	$13.36	$15.41	$14.11	$12.77	$15.59
Total Return(3)	(6.19)%	11.93%	11.28%	(15.53)%	21.18%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$22,853	$26,664	$24,053	$21,475	$28,882
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.39%	1.36%	1.38%	1.39%	1.38%
Net expenses	1.21%(5)	1.21%(5)	1.21%(5)	1.21%(5)	1.21%
Net investment income (loss)	0.08%	0.12%	0.14%	(0.02)%	(0.25)%
Portfolio Turnover	58%	38%	42%	53%	55%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2025
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$11.33	$10.53	$9.61	$11.88	$11.63
Income (Loss) From Operations
Net investment loss(1)	$(0.07)	$(0.07)	$(0.06)	$(0.08)	$(0.13)
Net realized and unrealized gain (loss)	(0.70)	1.26	1.06	(1.83)	2.44
Total income (loss) from operations	$(0.77)	$1.19	$1.00	$(1.91)	$2.31
Less Distributions
From net realized gain	$(1.09)	$(0.39)	$(0.08)	$(0.36)	$(2.06)
Total distributions	$(1.09)	$(0.39)	$(0.08)	$(0.36)	$(2.06)
Net asset value — End of year	$9.47	$11.33	$10.53	$9.61	$11.88
Total Return(2)	(6.85)%	11.06%	10.46%	(16.17)%	20.25%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,204	$5,146	$4,469	$3,299	$3,254
Ratios (as a percentage of average daily net assets):(3)
Total expenses	2.14%	2.11%	2.13%	2.14%	2.13%
Net expenses	1.96%(4)	1.96%(4)	1.96%(4)	1.96%(4)	1.96%
Net investment loss	(0.68)%	(0.62)%	(0.59)%	(0.74)%	(1.01)%
Portfolio Turnover	58%	38%	42%	53%	55%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2025
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$17.83	$16.26	$14.70	$17.87	$16.57
Income (Loss) From Operations
Net investment income(1)	$0.06	$0.06	$0.06	$0.04	$0.00(2)
Net realized and unrealized gain (loss)	(1.12)	1.96	1.63	(2.76)	3.51
Total income (loss) from operations	$(1.06)	$2.02	$1.69	$(2.72)	$3.51
Less Distributions
From net investment income	$(0.05)	$(0.06)	$(0.05)	$(0.02)	$(0.02)
From net realized gain	(1.09)	(0.39)	(0.08)	(0.43)	(2.19)
Total distributions	$(1.14)	$(0.45)	$(0.13)	$(0.45)	$(2.21)
Net asset value — End of year	$15.63	$17.83	$16.26	$14.70	$17.87
Total Return(3)	(5.97)%	12.23%	11.54%	(15.31)%	21.46%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$110,204	$136,856	$124,995	$101,802	$111,052
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.14%	1.11%	1.13%	1.14%	1.13%
Net expenses	0.96%(5)	0.96%(5)	0.96%(5)	0.96%(5)	0.96%
Net investment income	0.32%	0.37%	0.40%	0.25%	0.01%
Portfolio Turnover	58%	38%	42%	53%	55%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2025
Financial Highlights — continued

	Class R
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.41	$13.25	$12.01	$14.69	$13.93
Income (Loss) From Operations
Net investment loss(1)	$(0.02)	$(0.01)	$(0.01)	$(0.03)	$(0.08)
Net realized and unrealized gain (loss)	(0.90)	1.57	1.33	(2.27)	2.93
Total income (loss) from operations	$(0.92)	$1.56	$1.32	$(2.30)	$2.85
Less Distributions
From net investment income	$—	$(0.01)	$—	$—	$—
From net realized gain	(1.09)	(0.39)	(0.08)	(0.38)	(2.09)
Total distributions	$(1.09)	$(0.40)	$(0.08)	$(0.38)	$(2.09)
Net asset value — End of year	$12.40	$14.41	$13.25	$12.01	$14.69
Total Return(2)	(6.42)%	11.61%	11.03%	(15.73)%	20.82%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,834	$1,971	$917	$414	$455
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.64%	1.61%	1.63%	1.64%	1.63%
Net expenses	1.46%(4)	1.46%(4)	1.46%(4)	1.46%(4)	1.46%
Net investment loss	(0.13)%	(0.07)%	(0.10)%	(0.25)%	(0.53)%
Portfolio Turnover	58%	38%	42%	53%	55%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an
12

Eaton Vance
Small-Cap Fund
December 31, 2025
Notes to Financial Statements — continued

express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$370,155	$460,256
Long-term capital gains	$9,932,068	$3,783,131
During the year ended December 31, 2025, distributable earnings was decreased by $1,525,636 and paid-in capital was increased by $1,525,636 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Net unrealized appreciation	$18,285,173
Distributable earnings	$18,285,173
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$121,531,837
Gross unrealized appreciation	$23,395,411
Gross unrealized depreciation	(5,110,238)
Net unrealized appreciation	$18,285,173
13

Eaton Vance
Small-Cap Fund
December 31, 2025
Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly.
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.7500%
$500 million but less than $1 billion	0.6875%
$1 billion but less than $1.5 billion	0.6250%
$1.5 billion but less than $2 billion	0.5625%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%
For the year ended December 31, 2025, the Fund’s investment adviser fee amounted to $1,277,379 or 0.75% of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment adviser fee paid was reduced by $4,385 relating to the Fund’s investment in the Liquidity Fund.
The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended December 31, 2025, the administration fee amounted to $255,476.
EVM has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.21%, 1.96%, 0.96% and 1.46% of the Fund's average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after May 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $293,253 of the Fund's operating expenses for the year ended December 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, EVM earned $15,873 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,773 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended December 31, 2025 in the amount of $786. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2025 amounted to $62,632 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2025, the Fund paid or accrued to EVD $36,154 for Class C shares.
14

Eaton Vance
Small-Cap Fund
December 31, 2025
Notes to Financial Statements — continued

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2025, the Fund paid or accrued to EVD $6,341 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2025 amounted to $12,051 and $6,341 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2025, the Fund was informed that EVD received $241 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $96,425,418 and $113,030,052, respectively, for the year ended December 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	139,521	$ 2,089,011	307,778	$ 4,610,508
Issued to shareholders electing to receive payments of distributions in Fund shares	128,390	1,719,141	40,551	659,764
Redemptions	(287,245)	(4,245,851)	(322,449)	(4,753,878)
Net increase (decrease)	(19,334)	$ (437,699)	25,880	$ 516,394
Class C
Sales	42,917	$ 466,305	100,984	$ 1,111,134
Issued to shareholders electing to receive payments of distributions in Fund shares	48,204	457,938	14,249	170,710
Redemptions	(101,145)	(1,064,946)	(85,531)	(941,644)
Net increase (decrease)	(10,024)	$ (140,703)	29,702	$ 340,200
15

Eaton Vance
Small-Cap Fund
December 31, 2025
Notes to Financial Statements — continued

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	3,232,292	$55,978,869	2,210,087	$37,560,688
Issued to shareholders electing to receive payments of distributions in Fund shares	493,827	7,738,266	175,360	3,302,026
Redemptions	(4,351,087)	(74,373,517)	(2,394,453)	(40,852,394)
Net increase (decrease)	(624,968)	$(10,656,382)	(9,006)	$ 10,320
Class R
Sales	136,852	$ 1,901,918	103,036	$ 1,445,652
Issued to shareholders electing to receive payments of distributions in Fund shares	20,867	259,375	3,991	60,736
Redemptions	(65,912)	(877,635)	(39,493)	(559,492)
Net increase	91,807	$ 1,283,658	67,534	$ 946,896
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2025, the Fund had a balance outstanding pursuant to this line of credit of $2,570,000 at an annual interest rate of 4.64%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2025. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at December 31, 2025. The Fund’s average borrowings or allocated fees during the year ended December 31, 2025 were not significant.
9  Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,813, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,597,661	$74,733,630	$(78,329,478)	$ —	$ —	$1,813	$125,742	1,813
16

Eaton Vance
Small-Cap Fund
December 31, 2025
Notes to Financial Statements — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$139,815,197*	$ —	$ —	$139,815,197
Short-Term Investments	1,813	—	—	1,813
Total Investments	$ 139,817,010	$ —	$ —	$139,817,010
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
17

Eaton Vance
Small-Cap Fund
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Small-Cap Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Small-Cap Fund (the “Fund”), one of the funds constituting Eaton Vance Special Investment Trust, including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
18

Eaton Vance
Small-Cap Fund
December 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2026 showed the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Fund designates approximately $1,626,636, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $8,070,790 or, if subsequently determined to be different, the net capital gain of such year.
19

This Page Intentionally Left Blank

ETEGX-NCSR    12.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping Principal Executive Officer

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner Principal Financial Officer

Date:	February 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping Principal Executive Officer

Date:	February 24, 2026